UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2007

Date of reporting period:         September 30, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio .............................................  115
Disciplined Growth Portfolio ..............................................  120
Emerging Growth Portfolio .................................................  125
Equity Income Portfolio ...................................................  131
Equity Value Portfolio ....................................................  137
Index Portfolio ...........................................................  143
International Core Portfolio ..............................................  159
International Growth Portfolio ............................................  163
International Index Portfolio .............................................  167
International Value Portfolio .............................................  190
Large Cap Appreciation Portfolio ..........................................  195
Large Company Growth Portfolio ............................................  201
Small Cap Index Portfolio .................................................  206
Small Company Growth Portfolio ............................................  224
Small Company Value Portfolio .............................................  231
Strategic Small Cap Value Portfolio .......................................  238

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................  250

Statements of Operations ..................................................  254
Statements of Changes in Net Assets .......................................  258
Financial Highlights ......................................................  266

NOTES TO FINANCIAL STATEMENTS .............................................  268

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM ....................................................  275

OTHER INFORMATION .........................................................  276

LIST OF ABBREVIATIONS .....................................................  278

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 115


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.26%

APPAREL & ACCESSORY STORES: 1.05%
    228,200  KOHL'S CORPORATION+                                                                                  $   13,082,706
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.23%
    894,880  JONES APPAREL GROUP INCORPORATED<<                                                                       18,908,814
    262,050  VF CORPORATION                                                                                           21,160,538

                                                                                                                      40,069,352
                                                                                                                  --------------
BUSINESS SERVICES: 5.36%
  1,038,200  MICROSOFT CORPORATION                                                                                    30,585,372
    747,900  OMNICOM GROUP INCORPORATED                                                                               35,966,511

                                                                                                                      66,551,883
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.54%
    408,450  AVERY DENNISON CORPORATION                                                                               23,289,819
    322,890  AVON PRODUCTS INCORPORATED<<                                                                             12,118,062
    425,290  COLGATE-PALMOLIVE COMPANY                                                                                30,331,683
    169,680  HENKEL KGAA ADR                                                                                           7,992,216
    491,900  JOHNSON & JOHNSON                                                                                        32,317,830

                                                                                                                     106,049,610
                                                                                                                  --------------
COMMUNICATIONS: 3.72%
  1,272,785  VODAFONE GROUP PLC ADR                                                                                   46,202,096
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 8.03%
    778,120  BANK OF AMERICA CORPORATION<<                                                                            39,116,092
    457,600  JPMORGAN CHASE & COMPANY                                                                                 20,967,232
    580,961  STATE STREET CORPORATION                                                                                 39,598,302

                                                                                                                      99,681,626
                                                                                                                  --------------
EATING & DRINKING PLACES: 2.99%
    680,382  MCDONALD'S CORPORATION                                                                                   37,060,408
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
  1,599,350  FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                     17,880,733
    822,140  GENERAL ELECTRIC COMPANY                                                                                 34,036,596
    790,332  MOLEX INCORPORATED CLASS A                                                                               20,042,820
    246,250  TYCO ELECTRONICS LIMITED                                                                                  8,724,638

                                                                                                                      80,684,787
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.43%
    506,630  ILLINOIS TOOL WORKS INCORPORATED                                                                         30,215,413
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 3.34%
    365,280  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    18,260,347
    263,950  DIAGEO PLC ADR                                                                                           23,156,334

                                                                                                                      41,416,681
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.79%
    509,600  WAL-MART STORES INCORPORATED                                                                             22,244,040
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.70%
      8,470  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 33,473,440
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.93%
    353,730  WILLIAMS-SONOMA INCORPORATED<<                                                                           11,538,673
                                                                                                                  --------------

116 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.48%
    719,000  DELL INCORPORATED+<<                                                                                 $   19,844,400
    443,100  DIEBOLD INCORPORATED<<                                                                                   20,125,602
    674,790  DOVER CORPORATION                                                                                        34,380,551
    204,010  EATON CORPORATION                                                                                        20,205,150
    508,400  PITNEY BOWES INCORPORATED<<                                                                              23,091,528

                                                                                                                     117,647,231
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.61%
    792,300  WILLIS GROUP HOLDINGS LIMITED                                                                            32,436,762
                                                                                                                  --------------
INSURANCE CARRIERS: 8.02%
    595,720  ALLSTATE CORPORATION                                                                                     34,069,227
    591,510  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                40,015,652
    417,100  MBIA INCORPORATED<<                                                                                      25,463,955

                                                                                                                      99,548,834
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.71%
    169,960  BECTON DICKINSON & COMPANY                                                                               13,945,218
  1,444,352  BOSTON SCIENTIFIC CORPORATION+                                                                           20,148,710
    246,250  COVIDIEN LIMITED                                                                                         10,219,375
    673,710  QUEST DIAGNOSTICS INCORPORATED                                                                           38,920,222

                                                                                                                      83,233,525
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.51%
    332,370  BAXTER INTERNATIONAL INCORPORATED                                                                        18,705,784
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.23%
    344,150  TYCO INTERNATIONAL LIMITED                                                                               15,259,611
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.06%
    569,485  ZALE CORPORATION+<<                                                                                      13,177,883
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.90%
    708,300  AMERICAN EXPRESS COMPANY                                                                                 42,051,771
    989,850  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      18,817,049

                                                                                                                      60,868,820
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.59%
    481,500  EXXON MOBIL CORPORATION<<                                                                                44,567,640
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.15%
    250,600  HUBBELL INCORPORATED CLASS B                                                                             14,314,272
                                                                                                                  --------------
TRAVEL & RECREATION: 2.00%
    511,390  CARNIVAL CORPORATION<<                                                                                   24,766,618
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.39%
    421,499  KIMBERLY-CLARK CORPORATION                                                                               29,614,520
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $1,073,648,190)                                                                          1,182,412,215
                                                                                                                  --------------
PREFERRED STOCKS: 1.49%
    361,500  HENKEL KGAA ADR PREFERRED                                                                                18,518,163
                                                                                                                  --------------
TOTAL PREFERRED STOCKS (COST $16,922,669)                                                                             18,518,163
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 117


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING: 16.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.74%
  3,370,683  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $    3,370,683
  2,903,890  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               2,903,889
  2,903,890  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,903,890

                                                                                                                       9,178,462
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 16.07%
$ 2,323,112  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         2,322,438
    387,185  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           387,127
  1,935,926  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         1,929,441
    967,963  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           967,973
    967,963  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           967,837
    967,963  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           966,502
  1,355,148  BANK OF MONTREAL                                                          5.08         10/22/2007         1,354,959
  3,484,667  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,486,235)                                               5.40         10/01/2007         3,484,667
  1,355,148  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         1,354,945
  1,277,711  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         1,275,105
  1,053,996  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         1,051,234
  1,935,926  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,936,781)               5.30         10/01/2007         1,935,926
  5,420,594  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $5,423,011)                                5.35         10/01/2007         5,420,594
    774,371  BNP PARIBAS+/-                                                            5.33         05/07/2008           773,821
    416,701  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
            (MATURITY VALUE $416,885)                                                  5.29         10/01/2007           416,701
  5,807,779  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $5,810,359)                                               5.33         10/01/2007         5,807,779
  1,045,400  CAFCO LLC++                                                               5.20         10/02/2007         1,045,243
    580,778  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007           579,425
  1,316,430  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         1,313,165
  1,355,148  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         1,353,563
  1,355,148  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007         1,354,552
  2,516,704  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         2,410,977
  1,935,926  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         1,935,926
    387,185  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           385,106
    426,872  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           424,477
  6,610,489  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,613,425)                                               5.33         10/01/2007         6,610,489
    193,593  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           193,593
    193,593  COMERICA BANK+/-                                                          5.82         02/08/2008           193,740
 12,365,108  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $12,370,621)                               5.35         10/01/2007        12,365,108
  2,323,112  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         2,323,112
    967,963  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           967,895
  2,903,890  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         2,903,251
  5,807,779  EBBETS FUNDING LLC++                                                      5.90         10/01/2007         5,807,779
  2,129,519  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         2,126,729
    387,185  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           387,185
  1,935,926  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         1,933,390

118 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$ 1,548,741  FAIRWAY FINANCE CORPORATION++                                             5.30%        10/05/2007    $    1,547,843
    967,963  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           962,891
  3,871,853  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         3,868,949
  1,428,714  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         1,422,470
    967,963  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           967,818
  1,587,460  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         1,587,460
  1,006,682  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         1,004,044
    387,185  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           387,185
    967,963  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           967,044
  1,935,926  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         1,937,630
  2,516,704  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         2,516,704
    967,963  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           967,218
 22,456,745  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $22,466,758)                               5.35         10/01/2007        22,456,745
  3,058,764  K2 (USA) LLC                                                              6.11         10/05/2007         3,056,990
  2,226,315  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         2,224,267
    387,185  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           387,185
    580,778  KESTREL FUNDING US LLC                                                    5.88         10/09/2007           580,098
  1,548,741  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         1,548,741
  1,935,926  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         1,932,984
  2,594,141  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         2,594,141
  2,865,171  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         2,867,520
    816,961  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           816,961
 12,642,015  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $12,647,630)                                              5.33         10/01/2007        12,642,015
    179,073  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           178,885
  3,398,519  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         3,391,586
  1,935,926  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         1,935,365
  1,935,926  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         1,927,815
    518,364  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007           517,607
  1,103,478  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007         1,103,710
    967,963  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           967,963
    735,652  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           735,652
    156,616  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008           156,431
  3,097,482  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         3,092,526
  1,471,304  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         1,470,657
    774,371  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           774,386
  2,749,015  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         2,747,806
  2,671,578  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         2,663,403
  2,516,704  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         2,513,760
  1,393,867  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         1,392,975
    580,778  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007           580,441
    987,322  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           987,322
    755,011  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           754,884
    967,963  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           968,786
    774,371  SLM CORPORATION+/-++                                                      5.81         05/12/2008           767,579
  1,200,274  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         1,199,854
  1,935,926  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         1,936,120

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 119


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$ 1,935,926  TANGO FINANCE CORPORATION                                                 5.37%        10/04/2007    $    1,935,075
  2,361,830  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         2,357,012
    232,311  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           231,770
    223,832  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           223,827
    807,359  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           804,533
  1,894,188  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         1,893,904
    309,748  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           309,612
  1,548,741  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         1,543,088
    967,963  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           966,163
    967,963  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           966,192
    387,185  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           387,073
  1,548,741  VERSAILLES CDS LLC                                                        5.39         10/16/2007         1,545,349
  1,935,926  VERSAILLES CDS LLC                                                        5.40         10/23/2007         1,929,712
  1,664,897  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         1,661,517
    967,963  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           967,963
  1,935,926  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         1,936,120
    774,371  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           771,544

                                                                                                                     199,472,624
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $208,651,086)                                                          208,651,086
                                                                                                                  --------------
SHARES
SHORT-TERM INVESTMENTS: 2.91%
 36,159,944  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             36,159,944
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $36,159,944)                                                                       36,159,944
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,335,381,889)*                                           116.47%                                          $1,445,741,408

OTHER ASSETS AND LIABILITIES, NET                                (16.47)                                            (204,451,800)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $1,241,289,608
                                                                 ------                                           --------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $36,159,944.

* Cost for federal income tax purposes is $1,335,546,131 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                              $147,298,311
      Gross unrealized depreciation                               (37,103,034)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $110,195,277

      The accompanying notes are an integral part of these financial statements.

120 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.58%

BIOPHARMACEUTICALS: 1.66%
     39,100  GENENTECH INCORPORATED+                                                                              $    3,050,582
                                                                                                                  --------------
BUSINESS SERVICES: 15.56%
    187,300  CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    4,156,187
     36,500  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,911,605
    105,900  EBAY INCORPORATED+                                                                                        4,132,218
    133,500  JUNIPER NETWORKS INCORPORATED+<<                                                                          4,887,435
    163,400  MICROSOFT CORPORATION                                                                                     4,813,764
     77,600  OMNICOM GROUP INCORPORATED                                                                                3,731,784
    181,900  ORACLE CORPORATION+                                                                                       3,938,135

                                                                                                                      28,571,128
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.37%
    137,600  SCHERING-PLOUGH CORPORATION                                                                               4,352,288
                                                                                                                  --------------
COMMUNICATIONS: 1.52%
     66,000  AT&T INCORPORATED                                                                                         2,792,460
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 2.09%
     57,900  NORTHERN TRUST CORPORATION                                                                                3,837,033
                                                                                                                  --------------
EDUCATIONAL SERVICES: 2.66%
     40,100  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    4,879,769
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.98%
     51,600  ACUITY BRANDS INCORPORATED<<                                                                              2,604,768
    107,900  AMPHENOL CORPORATION CLASS A<<                                                                            4,290,104
    174,400  CISCO SYSTEMS INCORPORATED+                                                                               5,774,384
     32,900  ENERGIZER HOLDINGS INCORPORATED+<<                                                                        3,646,965
    156,600  NVIDIA CORPORATION+                                                                                       5,675,184

                                                                                                                      21,991,405
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.60%
     63,000  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                  4,761,540
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.28%
     57,200  PEPSICO INCORPORATED                                                                                      4,190,472
                                                                                                                  --------------
FOOD STORES: 1.77%
     97,900  SAFEWAY INCORPORATED                                                                                      3,241,469
                                                                                                                  --------------
HEALTH SERVICES: 2.10%
     61,100  DAVITA INCORPORATED+                                                                                      3,860,298
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.08%
     29,900  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 3,812,549
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 18.07%
     36,200  APPLE INCORPORATED+                                                                                       5,558,148
     34,100  CAMERON INTERNATIONAL CORPORATION+                                                                        3,147,089
    101,500  HEWLETT-PACKARD COMPANY                                                                                   5,053,685
    157,800  INTEL CORPORATION                                                                                         4,080,708
     44,000  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             5,183,200
     44,000  NATIONAL OILWELL VARCO INCORPORATED+                                                                      6,358,000
     42,600  TEREX CORPORATION+                                                                                        3,792,252

                                                                                                                      33,173,082
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 121


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS: 4.05%
     34,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       $    3,220,740
     53,400  WELLPOINT INCORPORATED+                                                                                   4,214,328

                                                                                                                       7,435,068
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 2.04%
     79,300  COACH INCORPORATED+<<                                                                                     3,748,511
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.23%
     50,800  BECTON DICKINSON & COMPANY                                                                                4,168,140
     93,400  DENTSPLY INTERNATIONAL INCORPORATED                                                                       3,889,176
     50,500  WATERS CORPORATION+                                                                                       3,379,460

                                                                                                                      11,436,776
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 2.66%
     87,500  EXPRESS SCRIPTS INCORPORATED+                                                                             4,884,250
                                                                                                                  --------------
MEDICAL PRODUCTS: 2.33%
     76,100  BAXTER INTERNATIONAL INCORPORATED                                                                         4,282,908
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 2.00%
     90,700  DOLLAR TREE STORES INCORPORATED+                                                                          3,676,978
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.39%
     50,200  MCGRAW-HILL COMPANIES INCORPORATED                                                                        2,555,682
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 7.14%
     46,600  BOEING COMPANY                                                                                            4,892,534
     46,600  NORTHROP GRUMMAN CORPORATION                                                                              3,634,800
     57,000  UNITED TECHNOLOGIES CORPORATION                                                                           4,587,360

                                                                                                                      13,114,694
                                                                                                                  --------------
TRANSPORTATION SERVICES: 2.06%
     69,600  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      3,778,584
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.94%
     39,100  W.W. GRAINGER INCORPORATED                                                                                3,565,529
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $140,383,620)                                                                              180,993,055
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 16.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
    481,692  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 481,692
    414,985  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 414,985
    414,984  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      414,984

                                                                                                                       1,311,661
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.53%
$   331,987  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           331,891
     55,331  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            55,323
    276,656  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           275,729
    138,328  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           138,330
    138,328  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           138,310
    138,328  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           138,119

122 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   193,659  BANK OF MONTREAL                                                          5.08%        10/22/2007    $      193,632
    497,981  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $498,205)                                                                 5.40         10/01/2007           497,981
    193,659  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           193,630
    182,593  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           182,221
    150,623  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           150,228
    276,656  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $276,778)                 5.30         10/01/2007           276,656
    774,637  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $774,982)                                  5.35         10/01/2007           774,637
    110,662  BNP PARIBAS+/-                                                            5.33         05/07/2008           110,584
     59,549  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $59,575)                                                            5.29         10/01/2007            59,549
    829,969  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $830,338)                                                           5.33         10/01/2007           829,969
    149,394  CAFCO LLC++                                                               5.20         10/02/2007           149,372
     82,997  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007            82,803
    188,126  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           187,660
    193,659  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           193,433
    193,659  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           193,574
    359,653  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           344,544
    276,656  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           276,656
     55,331  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            55,034
     61,003  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            60,660
    944,681  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $945,101)                                                                 5.33         10/01/2007           944,681
     27,666  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            27,666
     27,666  COMERICA BANK+/-                                                          5.82         02/08/2008            27,687
  1,767,053  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,767,841)                                               5.35         10/01/2007         1,767,053
    331,987  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           331,987
    138,328  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           138,318
    414,984  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           414,893
    829,969  EBBETS FUNDING LLC++                                                      5.90         10/01/2007           829,969
    304,322  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           303,923
     55,331  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            55,331
    276,656  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           276,294
    221,325  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           221,197
    138,328  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           137,603
    553,312  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           552,897
    204,172  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           203,280
    138,328  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           138,307
    226,858  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           226,858
    143,861  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           143,484
     55,331  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            55,331
    138,328  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           138,197
    276,656  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           276,900
    359,653  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           359,653
    138,328  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           138,222
  3,209,212  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,210,643)                                5.35         10/01/2007         3,209,212
    437,117  K2 (USA) LLC                                                              6.11         10/05/2007           436,863

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 123


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   318,155  KESTREL FUNDING US LLC+/-++                                               5.10%        02/25/2008    $      317,862
     55,331  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            55,331
     82,997  KESTREL FUNDING US LLC                                                    5.88         10/09/2007            82,900
    221,325  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           221,325
    276,656  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           276,236
    370,719  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           370,719
    409,451  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           409,787
    116,749  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           116,749
  1,806,624  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,807,426)                                                         5.33         10/01/2007         1,806,625
     25,591  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008            25,564
    485,670  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           484,679
    276,656  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           276,576
    276,656  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           275,497
     74,077  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007            73,969
    157,694  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           157,727
    138,328  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           138,328
    105,129  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           105,129
     22,381  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            22,355
    442,650  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           441,942
    210,259  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           210,166
    110,662  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           110,665
    392,852  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           392,679
    381,786  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           380,617
    359,653  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           359,232
    199,192  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           199,065
     82,997  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007            82,949
    141,095  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           141,095
    107,896  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           107,878
    138,328  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           138,446
    110,662  SLM CORPORATION+/-++                                                      5.81         05/12/2008           109,692
    171,527  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           171,467
    276,656  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           276,684
    276,656  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           276,535
    337,521  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           336,832
     33,199  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            33,121
     31,987  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008            31,986
    115,377  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           114,973
    270,692  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           270,651
     44,265  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            44,246
    221,325  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           220,517
    138,328  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           138,071
    138,328  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           138,075
     55,331  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            55,315
    221,325  VERSAILLES CDS LLC                                                        5.39         10/16/2007           220,840
    276,656  VERSAILLES CDS LLC                                                        5.40         10/23/2007           275,768
    237,924  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008           237,441

124 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   138,328  VICTORIA FINANCE LLC+/-++                                                 5.34%        08/07/2008    $      138,328
    276,656  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           276,684
    110,662  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           110,259

                                                                                                                      28,505,908
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,817,569)                                                            29,817,569
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 1.44%
  2,651,805  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,651,805
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,651,805)                                                                         2,651,805
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $172,852,994)*                                             116.26%                                          $  213,462,429

OTHER ASSETS AND LIABILITIES, NET                                (16.26)                                             (29,860,861)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  183,601,568
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $2,651,805.

* Cost for federal income tax purposes is $172,862,887 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 42,431,204
      Gross unrealized depreciation                                 (1,831,662)
                                                                  ------------
      Net unrealized appreciation  (depreciation)                 $ 40,599,542

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 125


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.78%

AMUSEMENT & RECREATION SERVICES: 0.74%
     10,400  LIFE TIME FITNESS INCORPORATED+<<                                                                    $      637,936
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.74%
     11,000  GUESS? INCORPORATED                                                                                         539,330
     21,800  ZUMIEZ INCORPORATED+<<                                                                                      967,266

                                                                                                                       1,506,596
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.82%
     18,200  WARNACO GROUP INCORPORATED+<<                                                                               711,074
                                                                                                                  --------------
AUTO PARTS & EQUIPMENT: 0.41%
     20,300  AMERIGON INCORPORATED+                                                                                      351,393
                                                                                                                  --------------
BIOTECHNOLOGY: 0.75%
     35,100  OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                        648,297
                                                                                                                  --------------
BUSINESS SERVICES: 23.41%
     54,100  BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                            995,981
     25,400  CAPELLA EDUCATION COMPANY+<<                                                                              1,420,114
     64,200  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       2,023,584
     10,500  CTRIP.COM INTERNATIONAL ADR                                                                                 543,900
     55,800  DEALERTRACK HOLDINGS INCORPORATED+                                                                        2,336,904
     60,700  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        1,159,977
     59,400  FALCONSTOR SOFTWARE INCORPORATED+<<                                                                         715,770
     21,800  HURON CONSULTING GROUP INCORPORATED+                                                                      1,583,116
     89,428  OMNICELL INCORPORATED+                                                                                    2,552,274
     31,800  OMNITURE INCORPORATED+<<                                                                                    964,176
     53,500  PHASE FORWARD INCORPORATED+                                                                               1,070,535
     27,500  RADIANT SYSTEMS INCORPORATED+                                                                               435,325
     52,400  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                 1,949,804
     39,000  STRATASYS INCORPORATED+<<                                                                                 1,074,840
     48,850  VOCUS INCORPORATED+                                                                                       1,428,374

                                                                                                                      20,254,674
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 5.80%
     31,300  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                     779,370
     17,700  CHATTEM INCORPORATED+<<                                                                                   1,248,204
     15,200  FMC CORPORATION                                                                                             790,704
     18,900  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             1,045,548
     41,500  MGI PHARMA INCORPORATED+                                                                                  1,152,870

                                                                                                                       5,016,696
                                                                                                                  --------------
COMMUNICATION & INFORMATION: 0.53%
     18,800  RRSAT GLOBAL COMMUNICATIONS NETWORK LIMITED+                                                                460,600
                                                                                                                  --------------
COMMUNICATIONS: 3.53%
     17,300  ANIXTER INTERNATIONAL INCORPORATED+<<                                                                     1,426,385
     29,700  CBEYOND INCORPORATED+<<                                                                                   1,211,463
      4,700  EQUINIX INCORPORATED+<<                                                                                     416,843

                                                                                                                       3,054,691
                                                                                                                  --------------
COMMUNICATIONS EQUIPMENT: 1.18%
     15,200  GENERAL CABLE CORPORATION+<<                                                                              1,020,224
                                                                                                                  --------------

126 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.85%
     27,900  QUANTA SERVICES INCORPORATED+<<                                                                      $      737,955
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.90%
      6,600  CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                      779,658
                                                                                                                  --------------
EDUCATIONAL SERVICES: 3.15%
     41,000  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                   2,728,960
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.63%
     42,300  ATHEROS COMMUNICATIONS INCORPORATED+<<                                                                    1,267,731
     56,400  CHINA SECURITY & SURVEILLANCE TECHNOLOGY INCORPORATED+<<                                                  1,370,520
     64,898  COMTECH GROUP INCORPORATED+<<                                                                             1,181,793
     37,650  DIODES INCORPORATED+<<                                                                                    1,208,565
    136,800  MICROTUNE INCORPORATED+                                                                                     823,536
     51,100  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                   1,161,503
     52,600  SILICON MOTION TECHNOLOGY CORPORATION+                                                                    1,184,026
     20,100  UNIVERSAL ELECTRONICS INCORPORATED+                                                                         653,250
     22,600  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,209,552

                                                                                                                      10,060,476
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.40%
      6,900  SNAP-ON INCORPORATED                                                                                        341,826
                                                                                                                  --------------
FOOTWEAR: 6.01%
     51,500  CROCS INCORPORATED+<<                                                                                     3,463,375
     15,800  DECKERS OUTDOOR CORPORATION+<<                                                                            1,734,840

                                                                                                                       5,198,215
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.17%
     50,100  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                       967,431
     37,200  THE MIDDLEBY CORPORATION+<<                                                                               2,400,888
     64,000  VERIFONE HOLDINGS INCORPORATED+<<                                                                         2,837,120

                                                                                                                       6,205,439
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.89%
      4,700  ARTHROCARE CORPORATION+<<                                                                                   262,683
     39,600  FARO TECHNOLOGIES INCORPORATED+                                                                           1,748,340
     20,900  HOLOGIC INCORPORATED+<<                                                                                   1,274,900
     35,500  ICON PLC+                                                                                                 1,811,565

                                                                                                                       5,097,488
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.32%
     70,891  CYNOSURE INCORPORATED+<<                                                                                  2,615,878
     31,200  NUVASINE INCORPORATED+                                                                                    1,121,016

                                                                                                                       3,736,894
                                                                                                                  --------------
METAL FABRICATE, HARDWARE: 0.49%
      9,300  CIRCOR INTERNATIONAL INCORPORATED                                                                           422,313
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.74%
     27,600  TOMOTHERAPY INCORPORATED+<<                                                                                 641,148
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.79%
     23,100  DICK'S SPORTING GOODS INCORPORATED+<<                                                                     1,551,165
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 127


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 4.50%
     39,300  ARENA RESOURCES INCORPORATED+<<                                                                      $    2,574,150
     14,400  CNX GAS CORPORATION+<<                                                                                      414,288
     28,100  GMX RESOURCES INCORPORATED+<<                                                                               903,977

                                                                                                                       3,892,415
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.66%
     45,000  SHUTTERFLY INCORPORATED+<<                                                                                1,435,950
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.15%
     40,600  COOPER TIRE & RUBBER COMPANY                                                                                990,640
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.29%
     31,575  FCSTONE GROUP INCORPORATED+<<                                                                             1,018,925
     16,700  STIFEL FINANCIAL CORPORATION+<<                                                                             965,928

                                                                                                                       1,984,853
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.84%
     15,700  AIR METHODS CORPORATION+                                                                                    725,340
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.95%
     27,900  HEICO CORPORATION                                                                                         1,102,050
     37,700  ORBITAL SCIENCES CORPORATION+                                                                               838,448
      6,300  TRANSDIGN GROUP INCORPORATED+                                                                               287,973
     14,600  TRIUMPH GROUP INCORPORATED                                                                                1,192,966

                                                                                                                       3,421,437
                                                                                                                  --------------
WATER TRANSPORTATION: 1.39%
      9,400  DRYSHIPS INCORPORATED<<                                                                                     853,990
     15,100  OCEANFREIGHT INCORPORATED                                                                                   350,924

                                                                                                                       1,204,914
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.58%
     12,500  WIMM-BILL-DANN FOODS OJSC ADR+                                                                            1,366,750
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 0.17%
      4,250  LKQ CORPORATION+                                                                                            147,943
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $72,171,699)                                                                                86,333,960
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 47.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.07%
    659,006  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 659,006
    567,743  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 567,743
    567,743  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      567,743

                                                                                                                       1,794,492
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 45.08%
$   454,194  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           454,062
     75,699  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            75,688
    378,495  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           377,227
    189,248  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           189,249
    189,248  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           189,223
    189,248  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           188,962

128 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   264,947  BANK OF MONTREAL                                                          5.08%        10/22/2007    $      264,910
    681,291  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $681,598)                                                                 5.40         10/01/2007           681,291
    264,947  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           264,907
    249,807  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           249,297
    206,068  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           205,528
    378,495  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $378,662)                 5.30         10/01/2007           378,495
  1,059,787  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,060,259)                                5.35         10/01/2007         1,059,786
    151,398  BNP PARIBAS+/-                                                            5.33         05/07/2008           151,291
     81,470  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $81,506)                                                            5.29         10/01/2007            81,470
  1,135,486  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,135,990)                                                         5.33         10/01/2007         1,135,486
    204,387  CAFCO LLC++                                                               5.20         10/02/2007           204,357
    113,549  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007           113,284
    257,377  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           256,738
    264,947  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           264,637
    264,947  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           264,830
    492,044  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           471,373
    378,495  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           378,495
     75,699  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            75,293
     83,458  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            82,990
  1,292,424  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $1,292,998)                                                               5.33         10/01/2007         1,292,424
     37,850  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            37,849
     37,850  COMERICA BANK+/-                                                          5.82         02/08/2008            37,878
  2,417,516  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,418,594)                                               5.35         10/01/2007         2,417,516
    454,194  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           454,194
    189,248  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           189,234
    567,743  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           567,618
  1,135,486  EBBETS FUNDING LLC++                                                      5.90         10/01/2007         1,135,486
    416,345  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           415,799
     75,699  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            75,699
    378,495  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           377,999
    302,796  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           302,620
    189,248  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           188,256
    756,990  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           756,423
    279,329  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           278,109
    189,248  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           189,219
    310,366  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           310,366
    196,818  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           196,302
     75,699  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            75,699
    189,248  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           189,068
    378,495  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           378,828
    492,044  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           492,044
    189,248  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           189,102
  4,390,544  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,392,501)                                5.35         10/01/2007         4,390,544

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 129


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   598,022  K2 (USA) LLC                                                              6.11%        10/05/2007    $      597,676
    435,269  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008           434,869
     75,699  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            75,699
    113,549  KESTREL FUNDING US LLC                                                    5.88         10/09/2007           113,416
    302,796  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           302,796
    378,495  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           377,920
    507,184  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           507,184
    560,173  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           560,632
    159,725  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           159,725
  2,471,655  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,472,753)                                                         5.33         10/01/2007         2,471,655
     35,011  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008            34,974
    664,448  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           663,093
    378,495  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           378,385
    378,495  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           376,909
    101,346  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007           101,198
    215,742  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           215,788
    189,248  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           189,248
    143,828  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           143,828
     30,620  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            30,584
    605,592  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           604,623
    287,656  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           287,530
    151,398  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           151,401
    537,463  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           537,227
    522,323  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           520,725
    492,044  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           491,468
    272,517  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           272,342
    113,549  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007           113,483
    193,033  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           193,033
    147,613  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           147,588
    189,248  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           189,408
    151,398  SLM CORPORATION+/-++                                                      5.81         05/12/2008           150,070
    234,667  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           234,585
    378,495  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           378,533
    378,495  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           378,329
    461,764  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           460,822
     45,419  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            45,314
    157,848  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           157,295
    370,335  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           370,279
     43,762  TRAVELERS INSURANCE COMPANY+/-                                            5.89         02/08/2008            43,761
     60,559  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            60,533
    302,796  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           301,691
    189,248  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           188,896
    189,248  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           188,901
     75,699  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            75,677
    302,796  VERSAILLES CDS LLC                                                        5.39         10/16/2007           302,133
    378,495  VERSAILLES CDS LLC                                                        5.40         10/23/2007           377,280

130 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   325,506  VICTORIA FINANCE LLC+/-++                                                 5.32%        07/28/2008    $      324,845
    189,248  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           189,248
    378,495  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           378,533
    151,398  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           150,844

                                                                                                                      38,999,121
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,793,613)                                                            40,793,613
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 0.94%
    812,341  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                812,341
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $812,341)                                                                             812,341
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $113,777,653)*                                             147.87%                                          $  127,939,914

OTHER ASSETS AND LIABILITIES, NET                                (47.87)                                             (41,420,034)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   86,519,880
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $812,341.

* Cost for federal income tax purposes is $113,977,736 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 14,311,885
      Gross unrealized depreciation                                   (349,707)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 13,962,178

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 131


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.99%

BUSINESS SERVICES: 2.06%
     228,650   MICROSOFT CORPORATION                                                                                $   6,736,029
     360,775   SYMANTEC CORPORATION+                                                                                    6,991,820

                                                                                                                       13,727,849
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 11.60%
     145,275   ABBOTT LABORATORIES                                                                                      7,789,646
      85,497   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    8,358,187
      65,275   COLGATE-PALMOLIVE COMPANY                                                                                4,655,413
     191,509   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                      9,491,186
      98,240   JOHNSON & JOHNSON                                                                                        6,454,368
     537,735   PFIZER INCORPORATED                                                                                     13,136,866
     222,085   PROCTER & GAMBLE COMPANY                                                                                15,621,459
     106,606   ROHM & HAAS COMPANY<<                                                                                    5,934,756
     128,675   WYETH                                                                                                    5,732,471

                                                                                                                       77,174,352
                                                                                                                    -------------
COMMUNICATIONS: 6.29%
      53,500   ALLTEL CORPORATION                                                                                       3,727,880
     505,340   AT&T INCORPORATED                                                                                       21,380,935
     346,886   VERIZON COMMUNICATIONS INCORPORATED                                                                     15,360,112
      98,683   WINDSTREAM CORPORATION                                                                                   1,393,404

                                                                                                                       41,862,331
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 13.30%
     411,730   BANK OF AMERICA CORPORATION<<                                                                           20,697,667
     122,780   BANK OF NEW YORK MELLON CORPORATION                                                                      5,419,509
     511,015   CITIGROUP INCORPORATED<<                                                                                23,849,070
     363,415   JPMORGAN CHASE & COMPANY                                                                                16,651,675
     261,906   US BANCORP                                                                                               8,519,802
     265,365   WACHOVIA CORPORATION                                                                                    13,308,055

                                                                                                                       88,445,778
                                                                                                                    -------------
EATING & DRINKING PLACES: 1.06%
     129,920   MCDONALD'S CORPORATION<<                                                                                 7,076,742
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 4.88%
      63,183   DOMINION RESOURCES INCORPORATED                                                                          5,326,327
       2,300   EXELON CORPORATION<<                                                                                       173,328
      66,395   FIRSTENERGY CORPORATION<<                                                                                4,205,459
     176,345   FPL GROUP INCORPORATED<<                                                                                10,735,884
     217,275   MDU RESOURCES GROUP INCORPORATED                                                                         6,048,936
      67,865   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                           5,971,441

                                                                                                                       32,461,375
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.74%
     183,225   CISCO SYSTEMS INCORPORATED+                                                                              6,066,580
     157,825   EMERSON ELECTRIC COMPANY                                                                                 8,399,447
     553,369   GENERAL ELECTRIC COMPANY                                                                                22,909,477
     197,420   NOKIA OYJ ADR                                                                                            7,488,141

                                                                                                                       44,863,645
                                                                                                                    -------------

132 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.12%
     128,150   COMMERCIAL METALS COMPANY                                                                            $   4,055,948
     123,135   FORTUNE BRANDS INCORPORATED                                                                             10,034,271

                                                                                                                       14,090,219
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 1.86%
      77,637   KRAFT FOODS INCORPORATED CLASS A                                                                         2,679,253
     132,120   PEPSICO INCORPORATED                                                                                     9,679,111

                                                                                                                       12,358,364
                                                                                                                    -------------
FOOD STORES: 0.71%
     143,200   SAFEWAY INCORPORATED                                                                                     4,741,352
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 2.39%
      90,204   MACY'S INCORPORATED                                                                                      2,915,393
     203,745   TARGET CORPORATION                                                                                      12,952,070

                                                                                                                       15,867,463
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.46%
      82,216   3M COMPANY                                                                                               7,693,773
     260,195   HEWLETT-PACKARD COMPANY                                                                                 12,955,109
     292,900   INTEL CORPORATION                                                                                        7,574,394
      68,492   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              8,068,358

                                                                                                                       36,291,634
                                                                                                                    -------------
INSURANCE CARRIERS: 8.66%
     157,220   ALLSTATE CORPORATION                                                                                     8,991,412
     214,793   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               14,530,746
     184,580   METLIFE INCORPORATED                                                                                    12,870,763
     281,275   THE TRAVELERS COMPANIES INCORPORATED                                                                    14,159,384
      89,000   WELLPOINT INCORPORATED+                                                                                  7,023,880

                                                                                                                       57,576,185
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.51%
      42,834   BECTON DICKINSON & Company                                                                               3,514,530
      94,425   ROCKWELL AUTOMATION INCORPORATED<<                                                                       6,563,482

                                                                                                                       10,078,012
                                                                                                                    -------------
MEDICAL PRODUCTS: 0.75%
      96,000   MERCK & COMPANY INCORPORATED                                                                             4,962,240
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 0.82%
     137,800   CVS CAREMARK CORPORATION                                                                                 5,461,014
                                                                                                                    -------------
MOTION PICTURES: 1.53%
     303,475   TIME WARNER INCORPORATED                                                                                 5,571,801
     133,615   WALT DISNEY COMPANY<<                                                                                    4,595,020

                                                                                                                       10,166,821
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.14%
     141,500   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                    6,046,295
     124,360   AMERICAN EXPRESS COMPANY                                                                                 7,383,253
      89,200   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      5,925,556
     311,300   CAPITALSOURCE INCORPORATED<<                                                                             6,300,712
      89,613   DISCOVER FINANCIAL SERVICES                                                                              1,863,950

                                                                                                                       27,519,766
                                                                                                                    -------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 133


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 2.44%
       2,000   ANADARKO PETROLEUM CORPORATION<<                                                                     $     107,500
     147,275   CHESAPEAKE ENERGY CORPORATION                                                                            5,192,917
     205,075   HALLIBURTON COMPANY<<                                                                                    7,874,880
       2,200   SCHLUMBERGER LIMITED                                                                                       231,000
      45,050   TIDEWATER INCORPORATED<<                                                                                 2,830,942

                                                                                                                       16,237,239
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.17%
     235,645   CHEVRON CORPORATION<<                                                                                   22,051,659
     218,675   CONOCOPHILLIPS                                                                                          19,193,105
     317,011   EXXON MOBIL CORPORATION                                                                                 29,342,538
     116,450   MARATHON OIL CORPORATION<<                                                                               6,639,979
      55,225   VALERO ENERGY CORPORATION<<                                                                              3,710,016

                                                                                                                       80,937,297
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.67%
      16,747   AMERIPRISE FINANCIAL INCORPORATED                                                                        1,056,903
      21,350   GOLDMAN SACHS GROUP INCORPORATED                                                                         4,627,399
      68,700   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,240,851
      52,600   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   3,749,328
     170,825   MORGAN STANLEY                                                                                          10,761,975

                                                                                                                       24,436,456
                                                                                                                    -------------
TOBACCO PRODUCTS: 1.35%
     129,625   ALTRIA GROUP INCORPORATED                                                                                9,012,826
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 3.12%
     183,255   HONEYWELL INTERNATIONAL INCORPORATED                                                                    10,898,175
     122,100   UNITED TECHNOLOGIES CORPORATION                                                                          9,826,605

                                                                                                                       20,724,780
                                                                                                                    -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.36%
      68,050   SYSCO CORPORATION                                                                                        2,421,900
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $471,711,497)                                                                               658,495,640
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING: 13.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.61%
   1,485,957   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              1,485,957
   1,280,172   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              1,280,173
   1,280,172   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,280,172

                                                                                                                        4,046,302
                                                                                                                    -------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.22%
$  1,024,138   ALPINE SECURITIZATION CORPORATION                                        5.30%         10/03/2007        1,023,841
     170,690   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.30          10/02/2007          170,664
     853,448   ATLANTIC ASSET SECURITIZATION CORPORATION                                5.30          10/24/2007          850,589
     426,724   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.03          10/25/2007          426,728
     426,724   BANCO SANTANDER TOTTA LOAN+/-++                                          5.76          10/15/2008          426,669
     426,724   BANK OF IRELAND SERIES EXTC+/-++                                         5.35          10/14/2008          426,080
     597,414   BANK OF MONTREAL                                                         5.08          10/22/2007          597,330

134 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2007

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,536,207   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,536,898)                                                        5.40%         10/01/2007    $   1,536,207
     597,414   BARTON CAPITAL CORPORATION                                               5.23          10/02/2007          597,324
     563,276   BARTON CAPITAL CORPORATION                                               5.24          10/15/2007          562,127
     464,651   BARTON CAPITAL CORPORATION                                               5.27          10/19/2007          463,434
     853,448   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $853,825)                5.30          10/01/2007          853,448
   2,389,655   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,390,720)                               5.35          10/01/2007        2,389,655
     341,379   BNP PARIBAS+/-                                                           5.33          05/07/2008          341,137
     183,702   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $183,783)                                                          5.29          10/01/2007          183,701
   2,560,345   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,561,482)                                                        5.33          10/01/2007        2,560,345
     460,862   CAFCO LLC++                                                              5.20          10/02/2007          460,793
     256,034   CANCARA ASSET SECURITIZATION LIMITED++                                   5.19          10/17/2007          255,438
     580,345   CHARIOT FUNDING LLC                                                      5.18          10/18/2007          578,905
     597,414   CHARIOT FUNDING LLC++                                                    5.31          10/09/2007          596,715
     597,414   CHARIOT FUNDING LLC++                                                    5.37          10/04/2007          597,151
   1,109,483   CHEYNE FINANCE LLC+/-++^^                                                4.98          02/25/2008        1,062,873
     853,448   CHEYNE FINANCE LLC+/-++^^                                                5.29          05/19/2008          853,448
     170,690   CIT GROUP INCORPORATED+/-                                                5.67          12/19/2007          169,773
     188,185   CIT GROUP INCORPORATED+/-                                                5.73          11/23/2007          187,130
   2,914,217   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,915,511)                                                        5.33          10/01/2007        2,914,217
      85,345   CLIPPER RECEIVABLES CORPORATION++                                        5.22          10/01/2007           85,345
      85,345   COMERICA BANK+/-                                                         5.82          02/08/2008           85,410
   5,451,126   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY Value $5,453,556)                               5.35          10/01/2007        5,451,126
   1,024,138   CULLINAN FINANCE CORPORATION+/-++                                        5.11          02/25/2008        1,024,138
     426,724   CULLINAN FINANCE CORPORATION+/-++                                        5.32          02/12/2008          426,694
   1,280,172   CULLINAN FINANCE CORPORATION+/-++                                        5.32          08/04/2008        1,279,891
   2,560,345   EBBETS FUNDING LLC++                                                     5.90          10/01/2007        2,560,345
     938,793   ERASMUS CAPITAL CORPORATION++                                            5.34          10/10/2007          937,563
     170,690   ERASMUS CAPITAL CORPORATION++                                            5.65          10/01/2007          170,690
     853,448   FAIRWAY FINANCE CORPORATION++                                            5.25          10/10/2007          852,330
     682,759   FAIRWAY FINANCE CORPORATION++                                            5.30          10/05/2007          682,363
     426,724   FALCON ASSET SECURITIZATION CORPORATION                                  5.35          11/06/2007          424,488
   1,706,896   FIVE FINANCE INCORPORATED+/-++                                           5.30          07/09/2008        1,705,616
     629,845   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.38          10/31/2007          627,092
     426,724   GALLEON CAPITAL LLC++                                                    5.25          10/02/2007          426,660
     699,828   GALLEON CAPITAL LLC++                                                    5.28          10/01/2007          699,827
     443,793   GALLEON CAPITAL LLC                                                      5.34          10/19/2007          442,630
     170,690   HARRIER FINANCE FUNDING LLC+/-                                           5.15          04/25/2008          170,690
     426,724   HARRIER FINANCE FUNDING LLC+/-++                                         5.31          01/11/2008          426,319
     853,448   HUDSON-THAMES LLC+/-++                                                   5.67          06/16/2008          854,199
   1,109,483   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.82          08/16/2008        1,109,483
     426,724   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.14          10/24/2008          426,395
   9,899,999   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $9,904,413)                               5.35          10/01/2007        9,899,999
   1,348,448   K2 (USA) LLC                                                             6.11          10/05/2007        1,347,666

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 135


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    981,465   KESTREL FUNDING US LLC+/-++                                              5.10%         02/25/2008    $     980,562
     170,690   KESTREL FUNDING US LLC+/-                                                5.15          04/25/2008          170,690
     256,034   KESTREL FUNDING US LLC                                                   5.88          10/09/2007          255,735
     682,759   LIBERTY STREET FUNDING CORPORATION                                       5.28          10/01/2007          682,759
     853,448   LINKS FINANCE LLC+/-++                                                   5.32          08/15/2008          852,151
   1,143,621   LIQUID FUNDING LIMITED+/-++                                              5.34          11/13/2007        1,143,621
   1,263,103   LIQUID FUNDING LIMITED+/-++                                              5.70          06/11/2008        1,264,139
     360,155   METLIFE GLOBAL FUNDING I+/-++                                            5.43          10/05/2007          360,155
   5,573,200   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,575,675)                                              5.33          10/01/2007        5,573,200
      78,944   MORGAN STANLEY SERIES EXL+/-                                             5.83          10/14/2008           78,861
   1,498,228   NORTH SEA FUNDING LLC                                                    5.36          10/15/2007        1,495,172
     853,448   NORTH SEA FUNDING LLC++                                                  5.45          10/03/2007          853,201
     853,448   NORTHERN ROCK PLC+/-++SS.                                                5.78          11/04/2008          849,872
     228,519   PERRY GLOBAL FUNDING LLC SERIES A                                        5.59          10/11/2007          228,186
     486,465   PREMIUM ASSET TRUST+/-++                                                 5.33          12/21/2007          486,568
     426,724   PREMIUM ASSET TRUST SERIES 06-B++                                        5.50          12/16/2007          426,724
     324,310   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51          11/27/2007          324,310
      69,044   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.19          03/24/2008           68,962
   1,365,517   REGENCY MARKETS #1 LLC++                                                 5.21          10/12/2007        1,363,332
     648,621   REGENCY MARKETS #1 LLC++                                                 5.25          10/04/2007          648,335
     341,379   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.55          10/05/2007          341,386
   1,211,896   SCALDIS CAPITAL LIMITED++                                                5.26          10/04/2007        1,211,363
   1,177,759   SCALDIS CAPITAL LIMITED                                                  5.29          10/22/2007        1,174,155
   1,109,483   SEDNA FINANCE INCORPORATED                                               5.38          10/09/2007        1,108,185
     614,483   SEDNA FINANCE INCORPORATED+/-++                                          5.79          04/10/2008          614,089
     256,034   SHEFFIELD RECEIVABLES CORPORATION++                                      5.25          10/05/2007          255,886
     435,259   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.82          04/11/2008          435,259
     332,845   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11          02/29/2008          332,789
     426,724   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.70          02/04/2008          427,087
     341,379   SLM CORPORATION+/-++                                                     5.81          05/12/2008          338,385
     529,138   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.36          04/03/2008          528,953
     853,448   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57          02/15/2008          853,533
     853,448   TANGO FINANCE CORPORATION                                                5.37          10/04/2007          853,073
   1,041,207   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30          10/15/2007        1,039,083
     102,414   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.31          10/17/2007          102,175
      98,676   THE TRAVELERS INSURANCE COMPANY+/-                                       5.89          02/08/2008           98,674
     355,922   THUNDER BAY FUNDING INCORPORATED                                         5.32          10/25/2007          354,676
     835,048   THUNDER BAY FUNDING INCORPORATED++                                       5.33          10/02/2007          834,923
     136,552   TULIP FUNDING CORPORATION++                                              5.25          10/04/2007          136,492
     682,759   TULIP FUNDING CORPORATION                                                5.27          10/26/2007          680,266
     426,724   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.77          10/08/2008          425,930
     426,724   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.84          10/08/2008          425,943
     170,690   VERSAILLES CDS LLC++                                                     5.24          10/03/2007          170,640
     682,759   VERSAILLES CDS LLC                                                       5.39          10/16/2007          681,263
     853,448   VERSAILLES CDS LLC                                                       5.40          10/23/2007          850,709
     733,965   VICTORIA FINANCE LLC+/-++                                                5.32          07/28/2008          732,475

136 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    426,724   VICTORIA FINANCE LLC+/-++                                                5.34%         08/07/2008    $     426,724
     853,448   WHITE PINE FINANCE LLC+/-++                                              5.46          02/22/2008          853,534
     341,379   ZELA FINANCE CORPORATION                                                 5.32          10/26/2007          340,133

                                                                                                                       87,936,999
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,983,301)                                                             91,983,301
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 0.94%
   6,287,603   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             6,287,603
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,287,603)                                                                          6,287,603
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES

(COST $569,982,401)*                                             113.76%                                            $ 756,766,544

OTHER ASSETS AND LIABILITIES, NET                                (13.76)                                              (91,532,261)
                                                                 ------                                             -------------
TOTAL NET ASSETS                                                 100.00%                                            $ 665,234,283
                                                                 ------                                             -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $6,287,603.

* Cost for federal income tax purposes is $570,252,499 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $192,920,711
      Gross unrealized depreciation                  (6,406,666)
                                                   ------------
      Net unrealized appreciation (depreciation)   $186,514,045

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 137


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 97.17%

APPAREL & ACCESSORY STORES: 0.61%
     74,200   PHILLIPS-VAN HEUSEN CORPORATION                                                                     $    3,894,016
                                                                                                                  --------------
BUSINESS SERVICES: 1.13%
     91,600   NCR CORPORATION+                                                                                         4,561,680
    474,900   SUN MICROSYSTEMS INCORPORATED+                                                                           2,664,189

                                                                                                                       7,225,869
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.09%
     70,500   BIOGEN IDEC INCORPORATED+                                                                                4,676,265
    160,400   BRISTOL-MYERS SQUIBB COMPANY                                                                             4,622,728
    402,100   CELANESE CORPORATION CLASS A                                                                            15,673,858
     41,000   CF INDUSTRIES HOLDINGS INCORPORATED                                                                      3,112,310
     68,600   CYTEC INDUSTRIES INCORPORATED                                                                            4,691,554
    110,900   ELI LILLY & COMPANY<<                                                                                    6,313,537
     73,900   INVITROGEN CORPORATION<<+                                                                                6,039,847
     93,900   PROCTER & GAMBLE COMPANY                                                                                 6,604,926

                                                                                                                      51,735,025
                                                                                                                  --------------

COMMUNICATIONS: 6.44%
     80,400   AMERICA MOVIL SAB DE C.V. ADR SERIES L+                                                                  5,145,600
    471,000   AT&T INCORPORATED                                                                                       19,928,010
    138,700   DIRECTV GROUP INCORPORATED+                                                                              3,367,636
    288,300   VERIZON COMMUNICATIONS INCORPORATED                                                                     12,765,924

                                                                                                                      41,207,170
                                                                                                                  --------------

COMMUNICATIONS EQUIPMENT: 0.47%
     44,500   GENERAL CABLE CORPORATION<<+                                                                             2,986,840
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 12.74%
    470,000   BANK OF AMERICA CORPORATION                                                                             23,626,900
    212,100   BANK OF NEW YORK MELLON CORPORATION                                                                      9,362,094
    431,500   CITIGROUP INCORPORATED<<                                                                                20,138,105
    364,200   JPMORGAN CHASE & COMPANY                                                                                16,687,644
    374,200   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                7,128,510
     91,000   WACHOVIA CORPORATION                                                                                     4,563,650

                                                                                                                      81,506,903
                                                                                                                  --------------

EATING & DRINKING PLACES: 1.38%
     70,500   JACK IN THE BOX INCORPORATED<<+                                                                          4,571,220
     78,200   MCDONALD'S CORPORATION<<                                                                                 4,259,554

                                                                                                                       8,830,774
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 5.91%
    344,200   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            15,860,736
    221,900   EDISON INTERNATIONAL                                                                                    12,304,355
    338,100   NORTHEAST UTILITIES                                                                                      9,659,517

                                                                                                                      37,824,608
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.92%
    131,200   COOPER INDUSTRIES LIMITED CLASS A                                                                        6,703,008
    250,500   GENERAL ELECTRIC COMPANY                                                                                10,370,700
     73,600   KLA-TENCOR COrporation                                                                                   4,105,408
    350,000   MICRON TECHNOLOGY INCORPORATED<<+                                                                        3,885,000

                                                                                                                      25,064,116
                                                                                                                  --------------

138 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                          VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.33%
     58,000   BALL CORPORATION<<                                                                                  $    3,117,500
    109,200   SNAP-ON INCORPORATED                                                                                     5,409,768

                                                                                                                       8,527,268
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 2.47%
    114,600   H.J. HEINZ COMPANY                                                                                       5,294,520
     57,600   MOLSON COORS BREWING COMPANY                                                                             5,740,992
    127,900   PEPSI BOTTLING GROUP INCORPORATED                                                                        4,754,043

                                                                                                                      15,789,555
                                                                                                                  --------------

GENERAL MERCHANDISE STORES: 1.19%
     94,400   BIG LOTS INCORPORATED<<+                                                                                 2,816,896
     75,800   JC PENNEY COMPANY INCORPORATED                                                                           4,803,446

                                                                                                                       7,620,342
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 1.28%
    123,600   PROLOGIS<<                                                                                               8,200,860
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.28%
    109,800   CNH Global N.V.<<                                                                                        6,669,252
     33,500   CUMMINS INCORPORATED                                                                                     4,284,315
    176,600   HEWLETT-PACKARD COMPANY                                                                                  8,792,914
     46,000   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            5,418,800
    125,900   SANDISK CORPORATION<<+                                                                                   6,937,090
     42,800   SPX CORPORATION                                                                                          3,961,568
     46,100   TEREX CORPORATION<<+                                                                                     4,103,822

                                                                                                                      40,167,761
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.53%
    163,700   AON CORPORATION<<                                                                                        7,335,397
     46,200   HUMANA INCORPORATED+                                                                                     3,228,456
    230,100   UNUMPROVIDENT CORPORATION                                                                                5,630,547

                                                                                                                      16,194,400
                                                                                                                  --------------

INSURANCE CARRIERS: 8.76%
    104,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                7,035,600
    241,800   CIGNA CORPORATION                                                                                       12,885,522
     78,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           7,218,900
    120,100   LINCOLN NATIONAL CORPORATION                                                                             7,922,997
    117,000   PMI GROUP INCORPORATED                                                                                   3,825,900
     95,000   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                      9,270,100
    156,400   THE TRAVELERS COMPANIES INCORPORATED                                                                     7,873,176

                                                                                                                      56,032,195
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.51%
     55,900   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   3,226,548
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.78%
     54,800   MEDCO HEALTH SOLUTIONS INCORPORATED<<+                                                                   4,953,372
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.63%
    201,600   MERCK & COMPANY INCORPORATED                                                                            10,420,704
                                                                                                                  --------------
METAL MINING: 1.58%
     96,400   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     10,111,396
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 139


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
MOTION PICTURES: 0.94%
    173,800   WALT DISNEY COMPANY<<                                                                               $    5,976,982
                                                                                                                  --------------
OIL & GAS EXTRACTION: 0.81%
     96,000   ANADARKO PETROLEUM CORPORATION<<                                                                         5,160,000
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 11.28%
    120,300   CHEVRON CORPORATION<<                                                                                   11,257,674
     59,800   CONOCOPHILLIPS                                                                                           5,248,646
    338,000   EXXON MOBIL CORPORATION                                                                                 31,285,280
    121,000   FRONTIER OIL CORPORATION                                                                                 5,038,440
    165,700   MARATHON OIL CORPORATION<<                                                                               9,448,214
     72,900   TESORO PETROLEUM CORPORATION<<                                                                           3,354,858
     97,200   VALERO ENERGY CORPORATION                                                                                6,529,896

                                                                                                                      72,163,008
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.12%
     39,000   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    4,288,050
     22,100   CARPENTER TECHNOLOGY CORPORATION<<                                                                       2,873,221

                                                                                                                       7,161,271
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.30%
    187,400   HEALTH CARE REIT INCORPORATED<<                                                                          8,290,576
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.31%
    118,400   AMERIPRISE FINANCIAL INCORPORATED                                                                        7,472,224
     26,400   GOLDMAN SACHS GROUP INCORPORATED                                                                         5,721,936
    131,000   JEFFERIES GROUP INCORPORATED<<                                                                           3,645,730
    127,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   9,052,560
     72,400   MORGAN STANLEY                                                                                           4,561,200
    106,400   RAYMOND JAMES FINANCIAL INCORPORATED                                                                     3,495,240

                                                                                                                      33,948,890
                                                                                                                  --------------
TOBACCO PRODUCTS: 2.79%
    167,500   ALTRIA GROUP INCORPORATED                                                                               11,646,275
     75,700   LOEWS CORPORATION - CAROLINA GROUP                                                                       6,224,811

                                                                                                                      17,871,086
                                                                                                                  --------------

TRANSPORTATION BY AIR: 0.77%
    105,500   UAL CORPORATION<<+                                                                                       4,908,915
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.82%
    512,000   FORD MOTOR COMPANY<<+                                                                                    4,346,880
    100,400   GOODRICH CORPORATION                                                                                     6,850,292
     49,600   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                 4,776,976
    112,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                4,372,962
     51,000   UNITED TECHNOLOGIES CORPORATION                                                                          4,104,480

                                                                                                                      24,451,590
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $540,960,190)                                                                              621,452,040
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 21.44%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.94%
  2,215,490   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              2,215,490
  1,908,675   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              1,908,675
  1,908,675   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,908,675

                                                                                                                       6,032,840
                                                                                                                  --------------

140 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 20.50%
$ 1,526,940   ALPINE SECURITIZATION CORPORATION                                        5.30%        10/03/2007    $    1,526,497
    254,490   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.30         10/02/2007           254,452
  1,272,450   ATLANTIC ASSET SECURITIZATION CORPORATION                                5.30         10/24/2007         1,268,187
    636,225   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.03         10/25/2007           636,231
    636,225   BANCO SANTANDER TOTTA LOAN+/-++                                          5.76         10/15/2008           636,142
    636,225   BANK OF IRELAND SERIES EXTC+/-++                                         5.35         10/14/2008           635,264
    890,715   BANK OF MONTREAL                                                         5.08         10/22/2007           890,590
  2,290,410   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,291,441)                                                        5.40         10/01/2007         2,290,410
    890,715   BARTON CAPITAL CORPORATION                                               5.23         10/02/2007           890,581
    839,817   BARTON CAPITAL CORPORATION                                               5.24         10/15/2007           838,104
    692,773   BARTON CAPITAL CORPORATION                                               5.27         10/19/2007           690,958
  1,272,450   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,273,012)              5.30         10/01/2007         1,272,450
  3,562,860   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,564,448)                               5.35         10/01/2007         3,562,860
    508,980   BNP PARIBAS+/-                                                           5.33         05/07/2008           508,619
    273,890   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $274.011)                                                5.29         10/01/2007           273,890
  3,817,350   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,819,046)                                              5.33         10/01/2007         3,817,350
    687,123   CAFCO LLC++                                                              5.20         10/02/2007           687,020
    381,735   CANCARA ASSET SECURITIZATION LIMITED++                                   5.19         10/17/2007           380,846
    865,266   CHARIOT FUNDING LLC                                                      5.18         10/18/2007           863,120
    890,715   CHARIOT FUNDING LLC++                                                    5.31         10/09/2007           889,673
    890,715   CHARIOT FUNDING LLC++                                                    5.37         10/04/2007           890,323
  1,654,185   CHEYNE FINANCE LLC+/-++^^                                                4.98         02/25/2008         1,584,693
  1,272,450   CHEYNE FINANCE LLC+/-++^^                                                5.29         05/19/2008         1,272,450
    254,490   CIT GROUP INCORPORATED+/-                                                5.67         12/19/2007           253,123
    280,575   CIT GROUP INCORPORATED+/-                                                5.73         11/23/2007           279,001
  4,344,957   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $4,346,887)                                                        5.33         10/01/2007         4,344,957
    127,245   CLIPPER RECEIVABLES CORPORATION++                                        5.22         10/01/2007           127,245
    127,245   COMERICA BANK+/-                                                         5.82         02/08/2008           127,342
  8,127,366   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY  VALUE $8,130,989)                              5.35         10/01/2007         8,127,366
  1,526,940   CULLINAN FINANCE CORPORATION+/-++                                        5.11         02/25/2008         1,526,940
    636,225   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008           636,181
  1,908,675   CULLINAN FINANCE CORPORATION+/-++                                        5.32         08/04/2008         1,908,255
  3,817,350   EBBETS FUNDING LLC++                                                     5.90         10/01/2007         3,817,350
  1,399,695   ERASMUS CAPITAL CORPORATION++                                            5.34         10/10/2007         1,397,862
    254,490   ERASMUS CAPITAL CORPORATION++                                            5.65         10/01/2007           254,490
  1,272,450   FAIRWAY FINANCE CORPORATION++                                            5.25         10/10/2007         1,270,783
  1,017,960   FAIRWAY FINANCE CORPORATION++                                            5.30         10/05/2007         1,017,370
    636,225   FALCON ASSET SECURITIZATION CORPORATION                                  5.35         11/06/2007           632,891
  2,544,900   FIVE FINANCE INCORPORATED+/-++                                           5.30         07/09/2008         2,542,991
    939,068   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.38         10/31/2007           934,964
    636,225   GALLEON CAPITAL LLC++                                                    5.25         10/02/2007           636,130
  1,043,409   GALLEON CAPITAL LLC++                                                    5.28         10/01/2007         1,043,409
    661,674   GALLEON CAPITAL LLC                                                      5.34         10/19/2007           659,940
    254,490   HARRIER FINANCE FUNDING LLC+/-                                           5.15         04/25/2008           254,490
    636,225   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008           635,621

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 141


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,272,450   HUDSON-THAMES LLC+/-++                                                   5.67%        06/16/2008    $    1,273,570
  1,654,185   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.82         08/16/2008         1,654,185
    636,225   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.14         10/24/2008           635,735
 14,760,421   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $14,767,002)                              5.35         10/01/2007        14,760,421
  2,010,471   K2 (USA) LLC                                                             6.11         10/05/2007         2,009,305
  1,463,318   KESTREL FUNDING US LLC+/-++                                              5.10         02/25/2008         1,461,971
    254,490   KESTREL FUNDING US LLC+/-                                                5.15         04/25/2008           254,490
    381,735   KESTREL FUNDING US LLC                                                   5.88         10/09/2007           381,288
  1,017,960   LIBERTY STREET FUNDING CORPORATION                                       5.28         10/01/2007         1,017,960
  1,272,450   LINKS FINANCE LLC+/-++                                                   5.32         08/15/2008         1,270,516
  1,705,083   LIQUID FUNDING LIMITED+/-++                                              5.34         11/13/2007         1,705,083
  1,883,226   LIQUID FUNDING LIMITED+/-++                                              5.70         06/11/2008         1,884,770
    536,974   METLIFE GLOBAL FUNDING I+/-++                                            5.43         10/05/2007           536,974
  8,309,372   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $8,313,063)                                              5.33         10/01/2007         8,309,372
    117,702   MORGAN STANLEY SERIES EXL+/-                                             5.83         10/14/2008           117,578
  2,233,786   NORTH SEA FUNDING LLC                                                    5.36         10/15/2007         2,229,229
  1,272,450   NORTH SEA FUNDING LLC++                                                  5.45         10/03/2007         1,272,081
  1,272,450   NORTHERN ROCK PLC+/-++SS.                                                5.78         11/04/2008         1,267,119
    340,711   PERRY GLOBAL FUNDING LLC SERIES A                                        5.59         10/11/2007           340,214
    725,297   PREMIUM ASSET TRUST+/-++                                                 5.33         12/21/2007           725,449
    636,225   PREMIUM ASSET TRUST SERIES 06-B++                                        5.50         12/16/2007           636,225
    483,531   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51         11/27/2007           483,531
    102,941   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.19         03/24/2008           102,820
  2,035,920   REGENCY MARKETS #1 LLC++                                                 5.21         10/12/2007         2,032,663
    967,062   REGENCY MARKETS #1 LLC++                                                 5.25         10/04/2007           966,637
    508,980   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.55         10/05/2007           508,990
  1,806,879   SCALDIS CAPITAL LIMITED++                                                5.26         10/04/2007         1,806,084
  1,755,981   SCALDIS CAPITAL LIMITED                                                  5.29         10/22/2007         1,750,608
  1,654,185   SEDNA FINANCE INCORPORATED                                               5.38         10/09/2007         1,652,250
    916,164   SEDNA FINANCE INCORPORATED+/-++                                          5.79         04/10/2008           915,578
    381,735   SHEFFIELD RECEIVABLES CORPORATION++                                      5.25         10/05/2007           381,514
    648,950   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.82         04/11/2008           648,950
    496,256   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11         02/29/2008           496,172
    636,225   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.70         02/04/2008           636,766
    508,980   SLM CORPORATION+/-++                                                     5.81         05/12/2008           504,516
    788,919   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.36         04/03/2008           788,643
  1,272,450   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57         02/15/2008         1,272,577
  1,272,450   TANGO FINANCE CORPORATION                                                5.37         10/04/2007         1,271,890
  1,552,389   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30         10/15/2007         1,549,222
    152,694   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.31         10/17/2007           152,338
    147,121   THE TRAVELERS INSURANCE COMPANY+/-                                       5.89         02/08/2008           147,118
    530,663   THUNDER BAY FUNDING INCORPORATED                                         5.32         10/25/2007           528,805
  1,245,016   THUNDER BAY FUNDING INCORPORATED++                                       5.33         10/02/2007         1,244,829
    203,592   TULIP FUNDING CORPORATION++                                              5.25         10/04/2007           203,502
  1,017,960   TULIP FUNDING CORPORATION                                                5.27         10/26/2007         1,014,245

142 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   636,225   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.77%        10/08/2008    $      635,042
    636,225   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.84         10/08/2008           635,061
    254,490   VERSAILLES CDS LLC++                                                     5.24         10/03/2007           254,416
  1,017,960   VERSAILLES CDS LLC                                                       5.39         10/16/2007         1,015,731
  1,272,450   VERSAILLES CDS LLC                                                       5.40         10/23/2007         1,268,366
  1,094,307   VICTORIA FINANCE LLC+/-++                                                5.32         07/28/2008         1,092,086
    636,225   VICTORIA FINANCE LLC+/-++                                                5.34         08/07/2008           636,225
  1,272,450   WHITE PINE FINANCE LLC+/-++                                              5.46         02/22/2008         1,272,577
    508,980   ZELA FINANCE CORPORATION                                                 5.32         10/26/2007           507,122

                                                                                                                     131,109,820
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $137,142,660)                                                          137,142,660
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 4.13%
 26,422,556   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            26,422,556
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,422,556)                                                                       26,422,556
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $704,525,406)*                     122.74%                                                                  $  785,017,256

OTHER ASSETS AND LIABILITIES, NET        (22.74)                                                                    (145,454,645)
                                         ------                                                                   --------------

TOTAL NET ASSETS                         100.00%                                                                  $  639,562,611
                                         ------                                                                   --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $26,422,556.

* Cost for federal income tax purposes is $705,054,808 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $ 91,365,126
      Gross unrealized depreciation                      (11,402,678)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ 79,962,448

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 143


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.33%
AMUSEMENT & RECREATION SERVICES: 0.23%
     38,862  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $    3,378,274
     69,656  INTERNATIONAL GAME TECHNOLOGY                                                                             3,002,174

                                                                                                                       6,380,448
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.37%
     17,989  ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,451,712
    102,719  GAP INCORPORATED                                                                                          1,894,138
     65,959  KOHL'S CORPORATION+                                                                                       3,781,429
     66,176  LIMITED BRANDS INCORPORATED<<                                                                             1,514,769
     41,058  NORDSTROM INCORPORATED                                                                                    1,925,210

                                                                                                                      10,567,258
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.13%
     19,394  JONES APPAREL GROUP INCORPORATED<<                                                                          409,795
     21,225  LIZ CLAIBORNE INCORPORATED                                                                                  728,654
     12,432  POLO RALPH LAUREN CORPORATION                                                                               966,588
     18,445  VF CORPORATION                                                                                            1,489,434

                                                                                                                       3,594,471
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
     31,454  AUTONATION INCORPORATED+<<                                                                                  557,365
      9,496  AUTOZONE INCORPORATED+<<                                                                                  1,102,865

                                                                                                                       1,660,230
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     12,417  RYDER SYSTEM INCORPORATED                                                                                   608,433
                                                                                                                  --------------
BIOPHARMACEUTICALS: 0.60%
     79,438  CELGENE CORPORATION+                                                                                      5,664,724
     54,732  GENZYME CORPORATION+                                                                                      3,391,195
    192,272  GILEAD SCIENCES INCORPORATED+                                                                             7,858,157

                                                                                                                      16,914,076
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
     24,900  CENTEX CORPORATION<<                                                                                        661,593
     56,717  D.R. HORTON INCORPORATED                                                                                    726,545
     15,978  KB HOME<<                                                                                                   400,409
     28,940  LENNAR CORPORATION CLASS A                                                                                  655,491
     44,085  PULTE HOMES INCORPORATED                                                                                    599,997

                                                                                                                       3,044,035
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.76%
    350,476  HOME DEPOT INCORPORATED<<                                                                                11,369,441
    306,894  LOWE'S COMPANIES INCORPORATED                                                                             8,599,170
     22,536  SHERWIN-WILLIAMS COMPANY<<                                                                                1,480,841

                                                                                                                      21,449,452
                                                                                                                  --------------
BUSINESS SERVICES: 6.12%
    122,134  ADOBE SYSTEMS INCORPORATED+                                                                               5,332,370
     20,664  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        1,038,159
     34,371  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                         987,479
     47,738  AUTODESK INCORPORATED+                                                                                    2,385,468
    110,225  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    5,062,634

144 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     41,760  BMC SOFTWARE INCORPORATED+                                                                           $    1,304,165
     80,666  CA INCORPORATED<<                                                                                         2,074,730
     37,309  CITRIX SYSTEMS INCORPORATED+                                                                              1,504,299
     30,013  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,394,137
     36,113  COMPUTER SCIENCES CORPORATION+<<                                                                          2,018,717
     62,896  COMPUWARE CORPORATION+<<                                                                                    504,426
     28,141  CONVERGYS CORPORATION+                                                                                      488,528
    236,801  EBAY INCORPORATED+                                                                                        9,239,975
     64,558  ELECTRONIC ARTS INCORPORATED+                                                                             3,614,602
    105,632  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       2,307,003
     29,618  EQUIFAX INCORPORATED                                                                                      1,129,038
     35,261  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,564,531
     34,636  FISERV INCORPORATED+                                                                                      1,761,587
     47,941  GOOGLE INCORPORATED CLASS A+<<                                                                           27,195,491
     40,467  IMS HEALTH INCORPORATED                                                                                   1,239,909
     97,855  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            1,015,735
     70,341  INTUIT INCORPORATED+<<                                                                                    2,131,332
    106,705  JUNIPER NETWORKS INCORPORATED+<<                                                                          3,906,470
  1,673,519  MICROSOFT CORPORATION                                                                                    49,301,870
     27,472  MONSTER WORLDWIDE INCORPORATED+                                                                             935,696
     37,464  NCR CORPORATION+                                                                                          1,865,707
     72,614  NOVELL INCORPORATED+<<                                                                                      554,771
     68,141  OMNICOM GROUP INCORPORATED                                                                                3,276,901
    817,161  ORACLE CORPORATION+                                                                                      17,691,536
     34,026  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                  1,016,016
    734,238  SUN MICROSYSTEMS INCORPORATED+                                                                            4,119,075
    186,680  SYMANTEC CORPORATION+                                                                                     3,617,858
     72,634  UNISYS CORPORATION+                                                                                         480,837
     50,610  VERISIGN INCORPORATED+<<                                                                                  1,707,581
    279,616  YAHOO! INCORPORATED+<<                                                                                    7,504,893

                                                                                                                     172,273,526
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 9.56%
    320,770  ABBOTT LABORATORIES                                                                                      17,199,687
     44,847  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     4,384,243
    225,561  AMGEN INCORPORATED+                                                                                      12,759,986
     22,100  AVERY DENNISON CORPORATION                                                                                1,260,142
     89,799  AVON PRODUCTS INCORPORATED                                                                                3,370,156
     22,252  BARR PHARMACEUTICALS INCORPORATED+<<                                                                      1,266,361
     59,761  BIOGEN IDEC INCORPORATED+                                                                                 3,963,947
    410,529  BRISTOL-MYERS SQUIBB COMPANY                                                                             11,831,446
     28,719  CLOROX COMPANY                                                                                            1,751,572
    105,843  COLGATE-PALMOLIVE COMPANY                                                                                 7,548,723
    197,191  DOW CHEMICAL COMPANY                                                                                      8,491,044
    191,062  E.I. DU PONT DE NEMOURS & COMPANY                                                                         9,469,033
     17,444  EASTMAN CHEMICAL COMPANY                                                                                  1,164,038
     36,148  ECOLAB INCORPORATED                                                                                       1,706,186
    204,823  ELI LILLY & COMPANY<<                                                                                    11,660,573
     23,790  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,010,123
     65,619  FOREST LABORATORIES INCORPORATED+                                                                         2,446,933
     32,607  HOSPIRA INCORPORATED+                                                                                     1,351,560
     18,533  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             979,654
    600,776  JOHNSON & JOHNSON                                                                                        39,470,983
     50,678  KING PHARMACEUTICALS INCORPORATED+<<                                                                        593,946
    113,214  MONSANTO COMPANY                                                                                          9,706,968

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 145


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    51,640  MYLAN LABORATORIES INCORPORATED                                                                      $      824,174
  1,437,773  PFIZER INCORPORATED                                                                                      35,124,794
     34,050  PPG INDUSTRIES INCORPORATED                                                                               2,572,478
     66,388  PRAXAIR INCORPORATED                                                                                      5,560,659
    647,735  PROCTER & GAMBLE COMPANY                                                                                 45,561,680
     28,509  ROHM & HAAS COMPANY<<                                                                                     1,587,096
    336,117  SCHERING-PLOUGH CORPORATION                                                                              10,631,381
     27,252  SIGMA-ALDRICH CORPORATION                                                                                 1,328,262
    279,090  WYETH                                                                                                    12,433,460

                                                                                                                     269,011,288
                                                                                                                  --------------
COAL MINING: 0.16%
     37,842  CONSOL ENERGY INCORPORATED                                                                                1,763,437
     55,107  PEABODY ENERGY CORPORATION<<                                                                              2,637,972

                                                                                                                       4,401,409
                                                                                                                  --------------
COMMUNICATIONS: 4.65%
     72,729  ALLTEL CORPORATION                                                                                        5,067,757
  1,265,887  AT&T INCORPORATED                                                                                        53,559,679
     94,840  AVAYA INCORPORATED+                                                                                       1,608,486
     23,229  CENTURYTEL INCORPORATED                                                                                   1,073,644
     70,621  CITIZENS COMMUNICATIONS COMPANY                                                                           1,011,293
    103,349  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 3,869,387
    641,478  COMCAST CORPORATION CLASS A+<<                                                                           15,510,938
    157,655  DIRECTV GROUP INCORPORATED+                                                                               3,827,863
     31,668  EMBARQ CORPORATION                                                                                        1,760,741
     39,655  IAC/INTERACTIVECORP+<<                                                                                    1,176,564
    331,610  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        3,037,548
    590,836  SPRINT NEXTEL CORPORATION<<                                                                              11,225,884
    602,443  VERIZON COMMUNICATIONS INCORPORATED                                                                      26,676,176
     99,087  WINDSTREAM CORPORATION                                                                                    1,399,108

                                                                                                                     130,805,068
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 9.09%
    921,005  BANK OF AMERICA CORPORATION<<                                                                            46,298,921
    236,169  BANK OF NEW YORK MELLON CORPORATION                                                                      10,424,500
    114,560  BB&T CORPORATION<<                                                                                        4,627,078
  1,032,505  CITIGROUP INCORPORATED<<                                                                                 48,187,008
     31,758  COMERICA INCORPORATED                                                                                     1,628,550
     39,901  COMMERCE BANCORP INCORPORATED                                                                             1,547,361
    111,187  FIFTH THIRD BANCORP                                                                                       3,767,016
     26,201  FIRST HORIZON NATIONAL CORPORATION<<                                                                        698,519
    110,385  HUDSON CITY BANCORP INCORPORATED<<                                                                        1,697,721
     75,950  HUNTINGTON BANCSHARES INCORPORATED                                                                        1,289,631
    702,352  JPMORGAN CHASE & COMPANY                                                                                 32,181,769
     80,814  KEYCORP                                                                                                   2,612,717
     15,567  M&T BANK CORPORATION<<                                                                                    1,610,406
     55,322  MARSHALL & ILSLEY CORPORATION                                                                             2,421,444
    131,442  NATIONAL CITY CORPORATION<<                                                                               3,297,880
     39,743  NORTHERN TRUST CORPORATION<<                                                                              2,633,769
     70,984  PNC FINANCIAL SERVICES GROUP                                                                              4,834,010
    146,105  REGIONS FINANCIAL CORPORATION<<                                                                           4,307,175
     74,588  SOVEREIGN BANCORP INCORPORATED<<                                                                          1,270,984
     80,846  STATE STREET CORPORATION                                                                                  5,510,463
     72,448  SUNTRUST BANKS INCORPORATED<<                                                                             5,482,140

146 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
     67,957  SYNOVUS FINANCIAL CORPORATION                                                                        $    1,906,194
    358,334  US BANCORP                                                                                               11,656,605
    394,984  WACHOVIA CORPORATION<<                                                                                   19,808,448
    181,763  WASHINGTON MUTUAL INCORPORATED<<                                                                          6,418,052
    693,752  WELLS FARGO & COMPANY+++                                                                                 24,711,446
    160,370  WESTERN UNION COMPANY                                                                                     3,362,959
     22,328  ZIONS BANCORPORATION                                                                                      1,533,264

                                                                                                                     255,726,030
                                                                                                                  --------------
E-COMMERCE/SERVICES: 0.21%
     63,433  AMAZON.COM INCORPORATED+<<                                                                                5,908,784
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.67%
     29,406  DARDEN RESTAURANTS INCORPORATED                                                                           1,230,935
    247,361  MCDONALD'S CORPORATION                                                                                   13,473,754
     18,127  WENDY'S INTERNATIONAL INCORPORATED<<                                                                        632,814
    107,922  YUM! BRANDS INCORPORATED                                                                                  3,651,001

                                                                                                                      18,988,504
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.06%
     29,492  APOLLO GROUP INCORPORATED CLASS A+<<                                                                      1,773,944
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.79%
    138,775  AES CORPORATION+                                                                                          2,781,051
     34,469  ALLEGHENY ENERGY INCORPORATED+                                                                            1,801,350
     59,852  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                     763,113
     43,089  AMEREN CORPORATION                                                                                        2,262,173
     82,857  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              3,818,051
     66,663  CENTERPOINT ENERGY INCORPORATED<<                                                                         1,068,608
     46,613  CMS ENERGY CORPORATION                                                                                      784,031
     56,242  CONSOLIDATED EDISON INCORPORATED<<                                                                        2,604,005
     37,462  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,213,865
     60,404  DOMINION RESOURCES INCORPORATED                                                                           5,092,057
     35,419  DTE ENERGY COMPANY                                                                                        1,715,696
    261,569  DUKE ENERGY CORPORATION<<                                                                                 4,888,725
    102,860  DYNEGY INCORPORATED CLASS A+                                                                                950,426
     67,624  EDISON INTERNATIONAL                                                                                      3,749,751
    145,406  EL PASO CORPORATION                                                                                       2,467,540
     40,615  ENTERGY CORPORATION                                                                                       4,398,198
    139,929  EXELON CORPORATION<<                                                                                     10,545,049
     63,270  FIRSTENERGY CORPORATION                                                                                   4,007,522
     84,441  FPL GROUP INCORPORATED                                                                                    5,140,768
     15,773  INTEGRYS ENERGY GROUP INCORPORATED                                                                          808,051
      9,363  NICOR INCORPORATED                                                                                          401,673
     56,904  NISOURCE INCORPORATED                                                                                     1,089,143
     73,342  PG&E CORPORATION                                                                                          3,505,748
     20,819  PINNACLE WEST CAPITAL CORPORATION                                                                           822,559
     79,515  PPL CORPORATION                                                                                           3,681,545
     53,737  PROGRESS ENERGY INCORPORATED                                                                              2,517,578
     52,778  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,643,936
     35,831  QUESTAR CORPORATION                                                                                       1,882,202
     54,800  SEMPRA ENERGY                                                                                             3,184,976
    131,202  SPECTRA ENERGY CORPORATION<<                                                                              3,211,825
     43,698  TECO ENERGY INCORPORATED<<                                                                                  717,958
    157,002  THE SOUTHERN COMPANY                                                                                      5,696,033

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 147


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     95,715  TXU CORPORATION                                                                                      $    6,553,606
    107,745  WASTE MANAGEMENT INCORPORATED                                                                             4,066,277
     87,147  XCEL ENERGY INCORPORATED                                                                                  1,877,146

                                                                                                                     106,712,235
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.85%
    114,156  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    1,506,859
     73,905  ALTERA CORPORATION<<                                                                                      1,779,632
     64,588  ANALOG DEVICES INCORPORATED                                                                               2,335,502
     97,366  BROADCOM CORPORATION CLASS A+                                                                             3,548,017
     17,842  CIENA CORPORATION+                                                                                          679,423
  1,264,207  CISCO SYSTEMS INCORPORATED+                                                                              41,857,894
     38,126  COOPER INDUSTRIES LIMITED CLASS A                                                                         1,947,857
    164,390  EMERSON ELECTRIC COMPANY                                                                                  8,748,836
  2,126,670  GENERAL ELECTRIC COMPANY                                                                                 88,044,138
     13,541  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,171,567
     43,079  JABIL CIRCUIT INCORPORATED<<                                                                                983,924
     43,930  JDS UNIPHASE CORPORATION+<<                                                                                 657,193
     40,090  KLA-TENCOR CORPORATION                                                                                    2,236,220
     26,160  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  2,671,982
     46,077  LINEAR TECHNOLOGY CORPORATION<<                                                                           1,612,234
    148,623  LSI LOGIC CORPORATION+                                                                                    1,102,783
     46,718  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   2,749,821
     45,131  MICROCHIP TECHNOLOGY INCORPORATED                                                                         1,639,158
    157,094  MICRON TECHNOLOGY INCORPORATED+<<                                                                         1,743,743
     29,804  MOLEX INCORPORATED                                                                                          802,622
    480,412  MOTOROLA INCORPORATED                                                                                     8,902,034
     49,896  NATIONAL SEMICONDUCTOR CORPORATION                                                                        1,353,180
     73,853  NETWORK APPLIANCE INCORPORATED+                                                                           1,987,384
     25,699  NOVELLUS SYSTEMS INCORPORATED+                                                                              700,555
    113,910  NVIDIA CORPORATION+                                                                                       4,128,098
     30,497  QLOGIC CORPORATION+<<                                                                                       410,185
    347,499  QUALCOMM INCORPORATED                                                                                    14,685,308
     34,593  ROCKWELL COLLINS INCORPORATED                                                                             2,526,673
     90,970  TELLABS INCORPORATED+<<                                                                                     866,034
    296,617  TEXAS INSTRUMENTS INCORPORATED                                                                           10,853,216
    103,196  TYCO ELECTRONICS LIMITED                                                                                  3,656,234
     16,189  WHIRLPOOL CORPORATION<<                                                                                   1,442,440
     61,416  XILINX INCORPORATED                                                                                       1,605,414

                                                                                                                     220,936,160
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
     18,330  FLUOR CORPORATION<<                                                                                       2,639,153
     45,979  MOODY'S CORPORATION<<                                                                                     2,317,342
     70,602  PAYCHEX INCORPORATED                                                                                      2,894,682

                                                                                                                       7,851,177
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.34%
     21,256  BALL CORPORATION                                                                                          1,142,510
     31,792  FORTUNE BRANDS INCORPORATED                                                                               2,590,730
     87,080  ILLINOIS TOOL WORKS INCORPORATED                                                                          5,193,451
     12,023  SNAP-ON INCORPORATED                                                                                        595,619

                                                                                                                       9,522,310
                                                                                                                  --------------

148 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FINANCIAL SERVICES: 0.03%
     32,760  JANUS CAPITAL GROUP INCORPORATED<<                                                                   $      926,453
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 3.58%
    155,578  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     7,777,344
    133,580  ARCHER DANIELS MIDLAND COMPANY                                                                            4,418,826
     46,641  CAMPBELL SOUP COMPANY                                                                                     1,725,717
     59,165  COCA-COLA ENTERPRISES INCORPORATED                                                                        1,432,976
    101,663  CONAGRA FOODS INCORPORATED                                                                                2,656,454
     40,270  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                974,937
     68,532  GENERAL MILLS INCORPORATED                                                                                3,975,541
     66,240  H.J. HEINZ COMPANY                                                                                        3,060,288
     24,076  HERCULES INCORPORATED                                                                                       506,078
     55,069  KELLOGG COMPANY<<                                                                                         3,083,864
    327,258  KRAFT FOODS INCORPORATED CLASS A                                                                         11,293,674
     26,918  MCCORMICK & COMPANY INCORPORATED                                                                            968,240
     14,146  MOLSON COORS BREWING COMPANY                                                                              1,409,932
     29,082  PEPSI BOTTLING GROUP INCORPORATED                                                                         1,080,978
    335,368  PEPSICO INCORPORATED                                                                                     24,569,060
    150,380  SARA LEE CORPORATION                                                                                      2,509,842
    412,971  THE COCA-COLA COMPANY                                                                                    23,733,443
     35,088  THE HERSHEY COMPANY<<                                                                                     1,628,434
     57,094  TYSON FOODS INCORPORATED CLASS A                                                                          1,019,128
     45,090  WM. WRIGLEY JR. COMPANY<<                                                                                 2,896,131

                                                                                                                     100,720,887
                                                                                                                  --------------
FOOD STORES: 0.45%
    146,846  KROGER COMPANY                                                                                            4,188,048
     91,138  SAFEWAY INCORPORATED                                                                                      3,017,579
    154,693  STARBUCKS CORPORATION+                                                                                    4,052,957
     28,847  WHOLE FOODS MARKET INCORPORATED<<                                                                         1,412,349

                                                                                                                      12,670,933
                                                                                                                  --------------
FORESTRY: 0.11%
     44,802  WEYERHAEUSER COMPANY                                                                                      3,239,185
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.15%
     36,260  LEGGETT & PLATT INCORPORATED<<                                                                              694,742
     76,202  MASCO CORPORATION                                                                                         1,765,600
     57,348  NEWELL RUBBERMAID INCORPORATED<<                                                                          1,652,769

                                                                                                                       4,113,111
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.59%
     21,123  BIG LOTS INCORPORATED+<<                                                                                    630,310
     30,217  FAMILY DOLLAR STORES INCORPORATED<<                                                                         802,564
     46,003  JC PENNEY COMPANY INCORPORATED                                                                            2,915,210
     89,981  MACY'S INCORPORATED                                                                                       2,908,186
     15,713  SEARS HOLDINGS CORPORATION+<<                                                                             1,998,694
    175,718  TARGET CORPORATION                                                                                       11,170,393
     92,284  TJX COMPANIES INCORPORATED                                                                                2,682,696
    498,190  WAL-MART STORES INCORPORATED                                                                             21,745,994

                                                                                                                      44,854,047
                                                                                                                  --------------
HEALTH SERVICES: 0.31%
     75,660  CARDINAL HEALTH INCORPORATED                                                                              4,731,020
     24,346  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             1,904,588

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 149


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEALTH SERVICES (continued)
     15,193  MANOR CARE INCORPORATED                                                                              $      978,429
     98,354  TENET HEALTHCARE CORPORATION+<<                                                                             330,469
     21,275  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                      689,310

                                                                                                                       8,633,816
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.22%
     20,079  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           906,165
     46,418  ARCHSTONE-SMITH TRUST+                                                                                    2,791,579
     16,549  AVALONBAY COMMUNITIES INCORPORATED                                                                        1,953,775
     24,706  BOSTON PROPERTIES INCORPORATED                                                                            2,566,953
     25,778  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                 1,440,217
     57,521  EQUITY RESIDENTIAL                                                                                        2,436,590
     50,972  GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                  2,733,119
    108,400  HOST HOTELS & RESORTS INCORPORATED                                                                        2,432,496
     52,351  KIMCO REALTY CORPORATION                                                                                  2,366,789
     36,234  PLUM CREEK TIMBER COMPANY<<                                                                               1,621,834
     53,335  PROLOGIS<<                                                                                                3,538,777
     25,835  PUBLIC STORAGE INCORPORATED                                                                               2,031,923
     46,367  SIMON PROPERTY GROUP INCORPORATED<<                                                                       4,636,700
     27,764  VORNADO REALTY TRUST<<                                                                                    3,035,993

                                                                                                                      34,492,910
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
     56,320  BED BATH & BEYOND INCORPORATED+                                                                           1,921,638
     82,623  BEST BUY COMPANY INCORPORATED                                                                             3,802,310
     34,977  CIRCUIT CITY STORES INCORPORATED                                                                            276,668

                                                                                                                       6,000,616
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
     81,029  HILTON HOTELS CORPORATION<<                                                                               3,767,038
     66,325  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               2,883,148
     43,551  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          2,645,723
     37,068  WYNDHAM WORLDWIDE CORPORATION                                                                             1,214,348

                                                                                                                      10,510,257
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.77%
    148,572  3M COMPANY<<                                                                                             13,903,368
     37,667  AMERICAN STANDARD COMPANIES INCORPORATED                                                                  1,341,699
    180,500  APPLE INCORPORATED+                                                                                      27,713,970
    286,035  APPLIED MATERIALS INCORPORATED                                                                            5,920,925
     66,326  BAKER HUGHES INCORPORATED<<                                                                               5,993,881
     13,636  BLACK & DECKER CORPORATION                                                                                1,135,879
    132,661  CATERPILLAR INCORPORATED                                                                                 10,404,602
     21,595  CUMMINS INCORPORATED                                                                                      2,761,785
     46,052  DEERE & COMPANY                                                                                           6,835,038
    471,490  DELL INCORPORATED+<<                                                                                     13,013,124
     42,461  DOVER CORPORATION                                                                                         2,163,388
     30,241  EATON CORPORATION                                                                                         2,995,069
    435,308  EMC CORPORATION                                                                                           9,054,406
    535,095  HEWLETT-PACKARD COMPANY                                                                                  26,642,380
     59,497  INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                  3,240,802
  1,212,135  INTEL CORPORATION                                                                                        31,345,811
    282,362  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            33,262,244
     19,614  LEXMARK INTERNATIONAL INCORPORATED+                                                                         814,569
     36,966  NATIONAL OILWELL VARCO INCORPORATED+                                                                      5,341,587

150 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     25,446  PALL CORPORATION                                                                                     $      989,849
     24,111  PARKER HANNIFIN CORPORATION                                                                               2,696,333
     45,637  PITNEY BOWES INCORPORATED<<                                                                               2,072,833
     47,290  SANDISK CORPORATION+                                                                                      2,605,679
     41,620  SMITH INTERNATIONAL INCORPORATED                                                                          2,971,668
    189,690  SOLECTRON CORPORATION+                                                                                      739,791
     17,038  STANLEY WORKS                                                                                               956,343
     21,150  TEREX CORPORATION+<<                                                                                      1,882,773

                                                                                                                     218,799,796
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
     60,767  AON CORPORATION<<                                                                                         2,722,969
     34,986  HUMANA INCORPORATED+                                                                                      2,444,822
    112,496  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   2,868,648
     74,886  UNUMPROVIDENT CORPORATION                                                                                 1,832,460

                                                                                                                       9,868,899
                                                                                                                  --------------
  INSURANCE CARRIERS: 5.44%
     68,288  ACE LIMITED                                                                                               4,136,204
    106,144  AETNA INCORPORATED                                                                                        5,760,435
    101,388  AFLAC INCORPORATED<<                                                                                      5,783,172
    121,420  ALLSTATE CORPORATION                                                                                      6,944,010
     21,115  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      1,328,345
    532,258  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                36,007,254
     20,027  ASSURANT INCORPORATED<<                                                                                   1,071,445
     81,634  CHUBB CORPORATION                                                                                         4,378,848
     58,710  CIGNA CORPORATION                                                                                         3,128,656
     35,699  CINCINNATI FINANCIAL CORPORATION                                                                          1,546,124
     91,881  GENWORTH FINANCIAL INCORPORATED                                                                           2,823,503
     65,937  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            6,102,469
     34,172  LEUCADIA NATIONAL CORPORATION                                                                             1,647,774
     56,182  LINCOLN NATIONAL CORPORATION                                                                              3,706,327
     92,275  LOEWS CORPORATION                                                                                         4,461,496
     26,265  MBIA INCORPORATED<<                                                                                       1,603,478
    154,188  METLIFE INCORPORATED                                                                                     10,751,529
     17,010  MGIC INVESTMENT CORPORATION<<                                                                               549,593
     55,130  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    3,478,152
     95,268  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                       9,296,251
     21,606  SAFECO CORPORATION                                                                                        1,322,719
    150,292  THE PROGRESSIVE CORPORATION<<                                                                             2,917,168
    136,264  THE TRAVELERS COMPANIES INCORPORATED                                                                      6,859,530
     19,862  TORCHMARK CORPORATION                                                                                     1,237,800
    274,988  UNITEDHEALTH GROUP INCORPORATED                                                                          13,317,669
    125,329  WELLPOINT INCORPORATED+                                                                                   9,890,965
     37,722  XL CAPITAL LIMITED CLASS A                                                                                2,987,582

                                                                                                                     153,038,498
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 0.13%
     77,438  COACH INCORPORATED+<<                                                                                     3,660,494
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.56%
     80,230  AGILENT TECHNOLOGIES INCORPORATED+<<                                                                      2,958,882
     38,063  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              1,318,502
     11,501  BAUSCH & LOMB INCORPORATED                                                                                  736,064
     50,517  BECTON DICKINSON & COMPANY                                                                                4,144,920

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 151


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
    276,901  BOSTON SCIENTIFIC CORPORATION+                                                                       $    3,862,773
     21,452  C.R. BARD INCORPORATED                                                                                    1,891,852
    103,192  COVIDIEN LIMITED                                                                                          4,282,468
     51,171  DANAHER CORPORATION                                                                                       4,232,353
     59,568  EASTMAN KODAK COMPANY<<                                                                                   1,594,040
     11,197  MILLIPORE CORPORATION+<<                                                                                    848,733
     25,177  PERKINELMER INCORPORATED                                                                                    735,420
     32,445  QUEST DIAGNOSTICS INCORPORATED                                                                            1,874,348
     90,772  RAYTHEON COMPANY                                                                                          5,793,069
     31,664  ROCKWELL AUTOMATION INCORPORATED<<                                                                        2,200,965
     15,759  TEKTRONIX INCORPORATED                                                                                      437,155
     39,367  TERADYNE INCORPORATED+                                                                                      543,265
     88,539  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    5,110,471
     20,715  WATERS CORPORATION+                                                                                       1,386,248

                                                                                                                      43,951,528
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.62%
    235,395  MEDTRONIC INCORPORATED                                                                                   13,278,632
     70,756  ST. JUDE MEDICAL INCORPORATED+                                                                            3,118,217
     26,238  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,099,110

                                                                                                                      17,495,959
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.36%
     32,440  COVENTRY HEALTH CARE INCORPORATED+<<                                                                      2,018,092
     53,518  EXPRESS SCRIPTS INCORPORATED+                                                                             2,987,375
     56,201  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                    5,080,008

                                                                                                                      10,085,475
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.50%
     63,826  ALLERGAN INCORPORATED                                                                                     4,114,862
    133,818  BAXTER INTERNATIONAL INCORPORATED                                                                         7,531,277
    451,720  MERCK & COMPANY INCORPORATED                                                                             23,349,407
     49,246  STRYKER CORPORATION<<                                                                                     3,386,155
     49,020  ZIMMER HOLDINGS INCORPORATED+                                                                             3,970,130

                                                                                                                      42,351,831
                                                                                                                  --------------
METAL MINING: 0.44%
     79,230  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     8,310,435
     93,720  NEWMONT MINING CORPORATION                                                                                4,192,096

                                                                                                                      12,502,531
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
     19,832  VULCAN MATERIALS COMPANY                                                                                  1,768,023
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.32%
     33,204  HASBRO INCORPORATED                                                                                         925,728
     81,902  MATTEL INCORPORATED                                                                                       1,921,421
     28,377  TIFFANY & COMPANY<<                                                                                       1,485,536
    103,184  TYCO INTERNATIONAL LIMITED                                                                                4,575,179

                                                                                                                       8,907,864
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.18%
     90,897  COSTCO WHOLESALE CORPORATION                                                                              5,578,349
    307,373  CVS CAREMARK CORPORATION                                                                                 12,181,192
     12,628  DILLARD'S INCORPORATED CLASS A                                                                              275,669

152 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (continued)
     56,615  OFFICE DEPOT INCORPORATED+                                                                           $    1,167,401
     15,634  OFFICEMAX INCORPORATED                                                                                      535,777
     28,596  RADIOSHACK CORPORATION<<                                                                                    590,793
    148,181  STAPLES INCORPORATED                                                                                      3,184,410
    206,239  WALGREEN COMPANY                                                                                          9,742,730

                                                                                                                      33,256,321
                                                                                                                  --------------
MOTION PICTURES: 1.37%
    480,497  NEWS CORPORATION CLASS A<<                                                                               10,566,129
    774,044  TIME WARNER INCORPORATED                                                                                 14,211,448
    402,853  WALT DISNEY COMPANY                                                                                      13,854,115

                                                                                                                      38,631,692
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.82%
     64,087  FEDEX CORPORATION                                                                                         6,713,113
    217,891  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             16,363,614

                                                                                                                      23,076,727
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.86%
     39,006  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     1,666,726
    245,516  AMERICAN EXPRESS COMPANY                                                                                 14,576,285
     86,693  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       5,759,016
     39,601  CIT GROUP INCORPORATED                                                                                    1,591,960
    119,557  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       2,272,779
     99,053  DISCOVER FINANCIAL SERVICES                                                                               2,060,302
    202,047  FANNIE MAE                                                                                               12,286,478
    134,940  FREDDIE MAC                                                                                               7,962,809
     85,641  SLM CORPORATION+<<                                                                                        4,253,788

                                                                                                                      52,430,143
                                                                                                                  --------------
OFFICE EQUIPMENT: 0.12%
    194,243  XEROX CORPORATION+                                                                                        3,368,174
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.38%
     96,285  ANADARKO PETROLEUM CORPORATION<<                                                                          5,175,319
     68,910  APACHE CORPORATION                                                                                        6,206,035
     60,527  BJ SERVICES COMPANY                                                                                       1,606,992
     85,162  CHESAPEAKE ENERGY CORPORATION                                                                             3,002,812
     92,570  DEVON ENERGY CORPORATION                                                                                  7,701,824
     30,718  ENSCO INTERNATIONAL INCORPORATED                                                                          1,723,280
     50,811  EOG RESOURCES INCORPORATED                                                                                3,675,160
    184,760  HALLIBURTON COMPANY<<                                                                                     7,094,784
     58,362  NABORS INDUSTRIES LIMITED+<<                                                                              1,795,799
     55,727  NOBLE CORPORATION                                                                                         2,733,409
    172,427  OCCIDENTAL PETROLEUM CORPORATION                                                                         11,049,122
     22,937  ROWAN COMPANIES INCORPORATED<<                                                                              839,035
    247,421  SCHLUMBERGER LIMITED                                                                                     25,979,205
     60,042  TRANSOCEAN INCORPORATED+<<                                                                                6,787,748
     69,945  WEATHERFORD INTERNATIONAL LIMITED+                                                                        4,698,905
     80,080  XTO ENERGY INCORPORATED                                                                                   4,952,147

                                                                                                                      95,021,576
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.24%
     21,691  BEMIS COMPANY INCORPORATED<<                                                                                631,425
     89,173  INTERNATIONAL PAPER COMPANY<<                                                                             3,198,636

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 153


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS (continued)
     38,070  MEADWESTVACO CORPORATION                                                                             $    1,124,207
     27,132  PACTIV CORPORATION+                                                                                         777,603
     21,995  TEMPLE-INLAND INCORPORATED<<                                                                              1,157,597

                                                                                                                       6,889,468
                                                                                                                  --------------
PERSONAL SERVICES: 0.09%
     27,998  CINTAS CORPORATION                                                                                        1,038,726
     67,379  H & R BLOCK INCORPORATED<<                                                                                1,427,087

                                                                                                                       2,465,813
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.24%
     11,603  ASHLAND INCORPORATED                                                                                        698,617
    442,452  CHEVRON CORPORATION                                                                                      41,404,658
    337,734  CONOCOPHILLIPS                                                                                           29,642,913
  1,151,167  EXXON MOBIL CORPORATION                                                                                 106,552,018
     57,421  HESS CORPORATION                                                                                          3,820,219
    141,367  MARATHON OIL CORPORATION<<                                                                                8,060,746
     39,125  MURPHY OIL CORPORATION<<                                                                                  2,734,446
     24,981  SUNOCO INCORPORATED                                                                                       1,768,155
     28,401  TESORO PETROLEUM CORPORATION                                                                              1,307,014
    114,950  VALERO ENERGY CORPORATION                                                                                 7,722,341

                                                                                                                     203,711,127
                                                                                                                  --------------
PIPELINES: 0.15%
    124,582  THE WILLIAMS COMPANIES INCORPORATED                                                                       4,243,263
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.71%
    183,487  ALCOA INCORPORATED                                                                                        7,178,011
     21,216  ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     2,332,699
     59,755  NUCOR CORPORATION                                                                                         3,553,630
     28,612  PRECISION CASTPARTS CORPORATION                                                                           4,234,004
     24,536  UNITED STATES STEEL CORPORATION                                                                           2,599,344

                                                                                                                      19,897,688
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.73%
    142,162  CBS CORPORATION CLASS B<<                                                                                 4,478,103
     13,542  DOW JONES & COMPANY INCORPORATED                                                                            808,457
     18,628  E.W. SCRIPPS COMPANY CLASS A                                                                                782,376
     48,339  GANNETT COMPANY INCORPORATED                                                                              2,112,414
     70,341  MCGRAW-HILL COMPANIES INCORPORATED<<                                                                      3,581,060
      7,986  MEREDITH CORPORATION                                                                                        457,598
     29,872  NEW YORK TIMES COMPANY CLASS A<<                                                                            590,271
     46,098  RR DONNELLEY & SONS COMPANY                                                                               1,685,343
     15,977  TRIBUNE COMPANY+<<                                                                                          436,492
    142,512  VIACOM INCORPORATED CLASS B+<<                                                                            5,553,693

                                                                                                                      20,485,807
                                                                                                                  --------------
RAILROAD TRANSPORTATION: 0.69%
     62,351  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  5,061,031
     91,120  CSX CORPORATION                                                                                           3,893,558
     81,695  NORFOLK SOUTHERN CORPORATION<<                                                                            4,240,787
     55,293  UNION PACIFIC CORPORATION                                                                                 6,251,427

                                                                                                                      19,446,803
                                                                                                                  --------------

154 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
REAL ESTATE: 0.04%
     40,925  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                         $    1,139,352
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
     33,522  SEALED AIR CORPORATION<<                                                                                    856,822
     43,794  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     1,331,776

                                                                                                                       2,188,598
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.92%
     48,835  AMERIPRISE FINANCIAL INCORPORATED                                                                         3,081,977
     24,102  BEAR STEARNS COMPANIES INCORPORATED<<                                                                     2,959,967
    196,716  CHARLES SCHWAB CORPORATION                                                                                4,249,066
     11,025  CME GROUP INCORPORATED                                                                                    6,475,534
     88,265  E*TRADE FINANCIAL CORPORATION+<<                                                                          1,152,741
     18,170  FEDERATED INVESTORS INCORPORATED CLASS B                                                                    721,349
     33,691  FRANKLIN RESOURCES INCORPORATED                                                                           4,295,603
     84,196  GOLDMAN SACHS GROUP INCORPORATED                                                                         18,248,641
     14,381  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                   2,184,474
     27,556  LEGG MASON INCORPORATED                                                                                   2,322,695
    110,168  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     6,800,671
    178,895  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   12,751,636
    218,463  MORGAN STANLEY                                                                                           13,763,169
     55,037  T. ROWE PRICE GROUP INCORPORATED<<                                                                        3,065,011

                                                                                                                      82,072,534
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
    326,487  CORNING INCORPORATED                                                                                      8,047,905
                                                                                                                  --------------
TOBACCO PRODUCTS: 1.22%
    436,951  ALTRIA GROUP INCORPORATED                                                                                30,381,203
     35,512  REYNOLDS AMERICAN INCORPORATED<<                                                                          2,258,208
     33,079  UST INCORPORATED                                                                                          1,640,718

                                                                                                                      34,280,129
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.08%
    155,111  SOUTHWEST AIRLINES COMPANY                                                                                2,295,643
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.30%
    162,665  BOEING COMPANY                                                                                           17,078,198
     18,453  BRUNSWICK CORPORATION<<                                                                                     421,836
    435,786  FORD MOTOR COMPANY+<<                                                                                     3,699,823
     84,207  GENERAL DYNAMICS CORPORATION                                                                              7,112,965
    117,450  GENERAL MOTORS CORPORATION<<                                                                              4,310,415
     35,270  GENUINE PARTS COMPANY                                                                                     1,763,500
     25,995  GOODRICH CORPORATION                                                                                      1,773,639
     52,138  HARLEY-DAVIDSON INCORPORATED                                                                              2,409,297
    155,335  HONEYWELL INTERNATIONAL INCORPORATED                                                                      9,237,772
     37,584  ITT CORPORATION                                                                                           2,553,081
     41,096  JOHNSON CONTROLS INCORPORATED                                                                             4,853,849
     72,067  LOCKHEED MARTIN CORPORATION                                                                               7,818,549
     71,334  NORTHROP GRUMMAN CORPORATION                                                                              5,564,052
     51,598  PACCAR INCORPORATED                                                                                       4,398,730
     51,829  TEXTRON INCORPORATED                                                                                      3,224,282
    205,852  UNITED TECHNOLOGIES CORPORATION                                                                          16,566,969

                                                                                                                      92,786,957
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 155


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION SERVICES: 0.07%
     35,824  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 $    1,944,885
                                                                                                                  --------------
TRAVEL & RECREATION: 0.16%
     90,567  CARNIVAL CORPORATION<<                                                                                    4,386,160
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.65%
     37,396  AMERISOURCEBERGEN CORPORATION<<                                                                           1,695,161
     17,948  BROWN-FORMAN CORPORATION CLASS B<<                                                                        1,344,485
     26,883  DEAN FOODS COMPANY+                                                                                         687,667
     61,437  MCKESSON CORPORATION                                                                                      3,611,881
     80,246  NIKE INCORPORATED CLASS B                                                                                 4,707,230
     43,607  SUPERVALU INCORPORATED                                                                                    1,701,109
    126,604  SYSCO CORPORATION                                                                                         4,505,836

                                                                                                                      18,253,369
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
     88,338  KIMBERLY-CLARK CORPORATION                                                                                6,206,628
     29,047  PATTERSON COMPANIES INCORPORATED+<<                                                                       1,121,505
     14,888  W.W. GRAINGER INCORPORATED                                                                                1,357,629

                                                                                                                       8,685,762
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $2,026,272,917)                                                                          2,795,727,847
                                                                                                                  --------------
RIGHTS: 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 15.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.69%
  7,131,235  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               7,131,235
  6,143,657  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               6,143,657
  6,143,657  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    6,143,657

                                                                                                                      19,418,549
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.00%
$ 4,914,925  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         4,913,500
    819,154  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           819,031
  4,095,771  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         4,082,050
  2,047,886  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007         2,047,906
  2,047,886  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008         2,047,619
  2,047,886  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008         2,044,793
  2,867,040  BANK OF MONTREAL                                                          5.08         10/22/2007         2,866,638
  7,372,388  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,375,706)                                                         5.40         10/01/2007         7,372,388
  2,867,040  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         2,866,610
  2,703,209  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         2,697,694
  2,229,902  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         2,224,059
  4,095,771  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,097,580)               5.30         10/01/2007         4,095,771
 11,468,159  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $11,473,272)                               5.35         10/01/2007        11,468,159

156 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,638,308  BNP PARIBAS+/-                                                            5.33%        05/07/2008    $    1,637,145
    881,599  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $881,988)                                                           5.29         10/01/2007           881,599
 12,287,313  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $12,292,771)                                                        5.33         10/01/2007        12,287,313
  2,211,716  CAFCO LLC++                                                               5.20         10/02/2007         2,211,385
  1,228,731  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007         1,225,868
  2,785,124  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         2,778,217
  2,867,040  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         2,863,685
  2,867,040  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007         2,865,778
  5,324,502  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         5,100,820
  4,095,771  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         4,095,771
    819,154  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           814,755
    903,118  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           898,051
 13,985,579  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $13,991,791)                                                        5.33         10/01/2007        13,985,579
    409,577  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           409,577
    409,577  COMERICA BANK+/-                                                          5.82         02/08/2008           409,888
 26,160,423  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $26,172,086)                               5.35         10/01/2007        26,160,423
  4,914,925  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         4,914,925
  2,047,886  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008         2,047,742
  6,143,657  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         6,142,305
 12,287,313  EBBETS FUNDING LLC++                                                      5.90         10/01/2007        12,287,313
  4,505,348  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         4,499,446
    819,154  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           819,154
  4,095,771  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         4,090,406
  3,276,617  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007         3,274,717
  2,047,886  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007         2,037,155
  8,191,542  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         8,185,399
  3,022,679  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         3,009,470
  2,047,886  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007         2,047,578
  3,358,532  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         3,358,532
  2,129,801  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         2,124,221
    819,154  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           819,154
  2,047,886  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         2,045,940
  4,095,771  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         4,099,375
  5,324,502  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         5,324,503
  2,047,886  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008         2,046,309
 47,510,945  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $47,532,127)                          5.35         10/01/2007        47,510,945
  6,471,318  K2 (USA) LLC                                                              6.11         10/05/2007         6,467,565
  4,710,137  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         4,705,804
    819,154  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           819,154
  1,228,731  KESTREL FUNDING US LLC                                                    5.88         10/09/2007         1,227,294
  3,276,617  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         3,276,617
  4,095,771  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         4,089,546
  5,488,333  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         5,488,333
  6,061,741  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         6,066,712
  1,728,415  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007         1,728,415

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 157


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$26,746,266  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $26,758,146)                                              5.33%        10/01/2007    $   26,746,266
    378,859  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           378,461
  7,190,126  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         7,175,458
  4,095,771  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         4,094,583
  4,095,771  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         4,078,610
  1,096,684  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007         1,095,083
  2,334,590  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007         2,335,080
  2,047,886  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007         2,047,886
  1,556,393  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007         1,556,393
    331,348  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008           330,956
  6,553,234  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         6,542,749
  3,112,786  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         3,111,417
  1,638,308  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007         1,638,341
  5,815,995  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         5,813,436
  5,652,164  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         5,634,869
  5,324,502  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         5,318,273
  2,948,955  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         2,947,068
  1,228,731  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007         1,228,019
  2,088,843  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008         2,088,843
  1,597,351  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008         1,597,081
  2,047,886  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008         2,049,626
  1,638,308  SLM CORPORATION+/-++                                                      5.81         05/12/2008         1,623,941
  2,539,378  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         2,538,489
  4,095,771  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         4,096,181
  4,095,771  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007         4,093,969
  4,996,841  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         4,986,647
    491,493  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           490,347
    473,553  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           473,544
  1,708,100  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007         1,702,122
  4,007,466  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         4,006,865
    655,323  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           655,035
  3,276,617  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         3,264,657
  2,047,886  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008         2,044,077
  2,047,886  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008         2,044,138
    819,154  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           818,917
  3,276,617  VERSAILLES CDS LLC                                                        5.39         10/16/2007         3,269,441
  4,095,771  VERSAILLES CDS LLC                                                        5.40         10/23/2007         4,082,624
  3,522,363  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         3,515,213
  2,047,886  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008         2,047,886
  4,095,771  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         4,096,181
  1,638,308  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007         1,632,329

                                                                                                                     422,017,202
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $441,435,751)                                                          441,435,751
                                                                                                                  --------------

158 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.54%

MUTUAL FUNDS: 0.48%
 13,587,513  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          $   13,587,513
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.06%
$   150,000  US TREASURY BILL^#                                                        3.99%        02/07/2008           147,930
    585,000  US TREASURY BILL^#                                                        4.16         02/07/2008           576,925
    330,000  US TREASURY BILL^#                                                        4.17         02/07/2008           325,445
    585,000  US TREASURY BILL^#                                                        4.89         11/08/2007           582,636
     10,000  US TREASURY BILL^#                                                        4.93         02/07/2008             9,862

                                                                                                                       1,642,798
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,228,863)                                                                       15,230,311
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,482,937,531)*                                        115.56%                                             $3,252,393,909
OTHER ASSETS AND LIABILITIES, NET                             (15.56)                                               (438,038,743)
                                                              ------                                              --------------
TOTAL NET ASSETS                                              100.00%                                             $2,814,355,166
                                                              ------                                              --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $29,432,231.

* Cost for federal income tax purposes is $2,499,757,046 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $ 862,763,094
      Gross unrealized depreciation                    (110,126,231)
                                                      -------------
      Net unrealized appreciation (depreciation)      $ 752,636,863

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 159


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.11%

AUSTRALIA: 6.02%
    190,551  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $    1,318,868
     56,865  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,518,822
     61,100  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          1,832,540
     27,518  RIO TINTO LIMITED (METAL MINING)<<                                                                        2,642,529
     75,125  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     1,003,267
     29,300  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         1,305,169

                                                                                                                       9,621,195
                                                                                                                  --------------

AUSTRIA: 0.65%
     15,652  OMV AG (OIL & GAS EXTRACTION)                                                                             1,045,193
                                                                                                                  --------------

BELGIUM: 1.62%
     20,600  DELHAIZE GROUP (FOOD STORES)                                                                              1,973,962
     20,806  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            612,648

                                                                                                                       2,586,610
                                                                                                                  --------------

CHINA: 1.28%
  2,911,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                          2,040,810
                                                                                                                  --------------

FINLAND: 2.95%
     36,800  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,350,699
     15,661  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,078,621
     60,300  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               2,292,344

                                                                                                                       4,721,664
                                                                                                                  --------------

FRANCE: 10.85%
      8,100  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,646,704
     14,900  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    1,285,204
     11,011  CARREFOUR SA (FOOD STORES)                                                                                  771,393
     11,413  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 1,534,340
     14,304  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   1,714,750
      4,346  PPR SA (APPAREL & ACCESSORY STORES)                                                                         817,652
     34,018  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                        1,398,964
     19,400  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           1,642,647
     18,176  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         1,625,056
     37,700  TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,065,285
     43,669  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     1,843,178

                                                                                                                      17,345,173
                                                                                                                  --------------

GERMANY: 8.41%
      8,400  ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,962,583
     41,900  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  1,402,860
     22,807  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    923,285
     18,900  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,903,772
     16,600  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                2,139,355
     11,900  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               2,200,165
     34,252  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         1,204,918
     12,500  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,718,619

                                                                                                                      13,455,557
                                                                                                                  --------------

GREECE: 0.86%
     39,424  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   1,373,929
                                                                                                                  --------------

160 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG: 7.05%
    139,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                           $    2,292,275
    146,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         2,390,810
  2,031,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                          1,392,519
    478,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                2,139,789
    102,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             1,734,680
    221,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           1,327,618

                                                                                                                      11,277,691
                                                                                                                  --------------

INDIA: 0.46%
     15,100  INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                        730,689
                                                                                                                  --------------

IRELAND: 0.69%
    103,920  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                1,099,244
                                                                                                                  --------------

ITALY: 2.53%
     76,142  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         2,821,843
    142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         1,219,182

                                                                                                                       4,041,025
                                                                                                                  --------------

JAPAN: 18.31%
    107,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          738,702
        207  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    1,632,717
     17,400  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           1,773,856
    142,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  1,003,822
     13,400  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,128,089
        153  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       1,571,758
    112,300  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       1,514,410
     66,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             1,970,835
     62,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,971,079
        112  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     1,057,353
     77,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              2,138,423
     28,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                2,039,995
    122,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,964,915
     72,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,218,998
     21,000  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  714,839
     14,100  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            974,657
    390,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                2,274,844
    100,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          756,540
     33,400  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,971,462
     33,700  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     859,627

                                                                                                                      29,276,921
                                                                                                                  --------------

LUXEMBOURG: 1.31%
     26,552  ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    2,095,643
                                                                                                                  --------------

NETHERLANDS: 3.55%
     47,900  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        1,588,038
     15,500  ING GROEP NV (FINANCIAL SERVICES)                                                                           688,039
     61,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,067,255
     17,200  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             929,789
     47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              1,410,187

                                                                                                                       5,683,308
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 161


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
RUSSIA: 1.64%
     20,957  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                    $    1,741,527
     98,078  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+++                                                   877,798

                                                                                                                       2,619,325
                                                                                                                  --------------

SINGAPORE: 1.46%
    232,000  CAPITALAND LIMITED (REAL ESTATE)                                                                          1,272,837
     71,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    1,056,277

                                                                                                                       2,329,114
                                                                                                                  --------------

SPAIN: 1.69%
     40,879  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,105,783
     57,200  TELEFONICA SA (COMMUNICATIONS)                                                                            1,601,101

                                                                                                                       2,706,884
                                                                                                                  --------------

SWEDEN: 2.15%
     47,100  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          933,726
     34,350  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     1,148,714
    338,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  1,355,240

                                                                                                                       3,437,680
                                                                                                                  --------------

SWITZERLAND: 7.42%
     21,300  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  1,414,207
     15,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           1,756,272
     48,300  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 2,665,471
     15,700  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           2,846,700
     26,700  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,435,619
      5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,739,875

                                                                                                                      11,858,144
                                                                                                                  --------------

TAIWAN: 0.56%
     88,539  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      896,015
                                                                                                                  --------------

UNITED KINGDOM: 16.65%
    129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                            1,942,549
    175,570  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                   1,772,727
    168,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    2,046,894
    111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             1,586,914
     72,600  EASYJET PLC (TRANSPORTATION BY AIR)+                                                                        779,088
     91,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       1,636,570
     66,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,776,091
     68,500  INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            927,096
     23,978  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           817,811
    644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            1,762,418
    102,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       1,649,599
    165,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                1,769,290
     49,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      2,042,751
    110,536  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                        1,382,944
     48,830  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,067,994
    655,586  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       2,367,439
     33,499  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            566,473
     83,600  YELL GROUP PLC (COMMUNICATIONS)                                                                             733,783

                                                                                                                      26,628,431
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $122,353,114)                                                                              156,870,245
                                                                                                                  --------------

162 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 1.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.69%
  2,707,818  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                     $    2,707,818
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,707,818)                                                              2,707,818
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 1.97%
  3,149,250  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,149,250
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,149,250)                                                                         3,149,250
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,210,182)*                                                     101.77%                                  $  162,727,313
OTHER ASSETS AND LIABILITIES, NET                                         (1.77)                                      (2,832,387)
                                                                         ------                                   --------------
TOTAL NET ASSETS                                                         100.00%                                  $  159,894,926
                                                                         ------                                   --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,149,250.

  * Cost for federal income tax purposes is $128,419,049 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                 $37,935,973
      Gross unrealized depreciation                                  (3,627,709)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $34,308,264

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 163


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 96.82%

AUSTRIA: 0.29%
     12,417  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                   $      867,591
                                                                                                                  --------------

BELGIUM: 0.33%
      9,871  DELHAIZE GROUP (FOOD STORES)                                                                                945,873
        156  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           37,282

                                                                                                                         983,155
                                                                                                                  --------------

BRAZIL: 0.35%
    211,081  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                1,046,962
                                                                                                                  --------------

CANADA: 1.25%
     53,567  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                3,765,224
                                                                                                                  --------------

CHINA: 2.67%
  2,529,600  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      2,307,076
    636,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 3,652,939
  1,659,700  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                          2,073,064

                                                                                                                       8,033,079
                                                                                                                  --------------

FINLAND: 2.74%
    224,576  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            8,242,790
                                                                                                                  --------------

FRANCE: 11.71%
     22,126  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       4,498,145
     71,999  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    6,210,297
     57,399  CARREFOUR SA (FOOD STORES)                                                                                4,021,179
     56,561  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                 5,980,405
     44,564  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   5,342,291
     46,535  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         4,160,539
     63,965  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  4,997,422

                                                                                                                      35,210,278
                                                                                                                  --------------

GERMANY: 16.93%
     34,335  ALLIANZ AG (INSURANCE CARRIERS)                                                                           8,022,059
     84,664  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                6,738,930
      3,203  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  202,149
     76,689  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             7,724,780
    253,591  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      4,982,937
     45,731  FRAPORT AG (TRANSPORTATION SERVICES)                                                                      3,162,025
     20,654  IVG IMMOBILIEN AG (REAL ESTATE)<<                                                                           769,861
     37,983  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              4,716,935
     23,054  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,899,461
     24,133  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            3,318,034
     65,479  UNITED INTERNET AG (COMMUNICATIONS)<<                                                                     1,474,302
     29,420  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            6,885,461

                                                                                                                      50,896,934
                                                                                                                  --------------

HONG KONG: 12.50%
    589,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       3,303,434
    441,400  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT TRANSPORTATION &
             WAREHOUSING)                                                                                              2,745,318
    183,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         3,011,438
    851,200  CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                       2,277,502
  1,403,700  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                                  2,925,184
  2,992,400  CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                      6,189,699

164 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
  2,231,100  DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                     $    1,294,373
    506,000  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                       5,412,235
    657,229  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  1,545,456
    260,900  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             4,396,522
    348,494  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 4,225,134
     37,800  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   244,095

                                                                                                                      37,570,390
                                                                                                                  --------------

ITALY: 1.43%
     45,686  HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                188,597
    293,240  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                             2,264,248
     84,375  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                                1,845,617

                                                                                                                       4,298,462
                                                                                                                  --------------

JAPAN: 10.75%
     76,800  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,268,355
    144,800  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      3,731,406
      1,038  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                             5,702,155
      3,575  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                              2,776,216
    139,400  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   1,844,670
     77,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                           2,205,459
    920,600  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              6,018,984
     70,883  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              1,968,544
     15,510  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                   3,537,736
    123,800  TOKYU LAND CORPORATION (REAL ESTATE)                                                                      1,242,688
    124,500  URBAN CORPORATION (REAL ESTATE)                                                                           2,019,270

                                                                                                                      32,315,483
                                                                                                                  --------------

LUXEMBOURG: 1.20%
     11,874  RTL GROUP SA (COMMUNICATIONS)                                                                             1,206,380
     56,033  TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                   1,479,746
     17,800  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     936,636

                                                                                                                       3,622,762
                                                                                                                  --------------

MEXICO: 0.73%
     91,100  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                    2,201,887
                                                                                                                  --------------

NETHERLANDS: 1.83%
    166,134  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        5,507,872
                                                                                                                  --------------

NORWAY: 3.67%
    237,968  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                          4,250,650
     39,600  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      1,825,291
    220,300  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               4,954,579

                                                                                                                      11,030,520
                                                                                                                  --------------

QATAR: 0.10%
      8,929  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)+                                                             314,069
                                                                                                                  --------------

RUSSIA: 3.98%
     16,700  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                          736,470
     60,481  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         5,038,067
      7,400  MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                          2,012,800
     28,453  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                         3,442,813
     17,633  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                       728,243

                                                                                                                      11,958,393
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 165


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SINGAPORE: 0.51%
    200,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                $    1,198,250
    129,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       349,095

                                                                                                                       1,547,345
                                                                                                                  --------------

SOUTH AFRICA: 0.53%
      6,301  MTN GROUP LIMITED (COMMUNICATIONS)                                                                           95,576
     53,827  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                1,492,464

                                                                                                                       1,588,040
                                                                                                                  --------------

SOUTH KOREA: 3.78%
     49,328  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               2,325,725
     57,928  KOOKMIN BANK (FINANCIAL SERVICES)                                                                         4,823,114
     18,180  NHN CORPORATION (BUSINESS SERVICES)+                                                                      4,207,303

                                                                                                                      11,356,142
                                                                                                                  --------------

SPAIN: 4.31%
     85,649  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     3,499,043
     45,809  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                3,087,073
    227,131  TELEFONICA SA (COMMUNICATIONS)                                                                            6,357,686

                                                                                                                      12,943,802
                                                                                                                  --------------

SWEDEN: 0.09%
     12,800  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              265,669
                                                                                                                  --------------

SWITZERLAND: 8.61%
     36,171  ADECCO SA (BUSINESS SERVICES)                                                                             2,139,037
     21,079  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           2,328,331
     22,450  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      10,084,904
     26,767  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           4,853,351
      6,102  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                      1,275,694
     58,569  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    5,216,754

                                                                                                                      25,898,071
                                                                                                                  --------------

UNITED KINGDOM: 6.53%
    401,144  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            4,452,505
    344,456  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       5,525,278
     98,718  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                          3,231,623
    414,194  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,495,728
    850,877  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               4,913,660

                                                                                                                      19,618,794
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $229,873,252)                                                                              291,083,714
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 1.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.64%
  4,920,486  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          4,920,486
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,920,486)                                                              4,920,486
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 4.15%
 12,472,569  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             12,472,569
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,472,569)                                                                       12,472,569
                                                                                                                  --------------

166 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $247,266,307)*                                                     102.61%                                  $  308,476,769
OTHER ASSETS AND LIABILITIES, NET                                         (2.61)                                      (7,850,444)
                                                                         ------                                   --------------

TOTAL NET ASSETS                                                         100.00%                                  $  300,626,325
                                                                         ------                                   --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $12,472,569.

* Cost for federal income tax purposes is $247,334,565 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                 $64,348,623
      Gross unrealized depreciation                                  (3,206,419)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $61,142,204

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 167


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 97.99%

AUSTRALIA: 6.51%
      4,508  ABC LEARNING (SCHOOLS)                                                                               $       26,281
      4,702  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                       66,215
     12,834  ALUMINA LIMITED (METAL MINING)                                                                               81,312
     10,019  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     65,611
     20,836  AMP LIMITED (INSURANCE CARRIERS)                                                                            194,872
      1,838  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    20,387
      2,926  APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                    13,553
      4,115  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                               50,755
      6,234  ASCIANO GROUP (TRANSPORTATION SERVICES)+                                                                     49,623
      1,873  ASX LIMITED (BUSINESS SERVICES)                                                                              89,334
     20,228  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     533,095
     10,094  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       69,864
      2,652  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                      64,644
     38,338  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           1,515,558
      1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)<<                                                                                                 17,998
      7,968  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             76,007
      7,106  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       45,337
     16,835  BRAMBLES LIMITED (BUSINESS SERVICES)+                                                                       220,493
      1,446  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           30,204
      9,756  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        63,802
     15,579  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                        33,039
      4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                   22,474
      6,083  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           48,580
        614  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<         42,475
     12,609  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                   172,305
     14,148  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    707,934
     16,775  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                              24,784
      5,207  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    42,924
      2,039  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                                 194,139
     10,789  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 29,774
     32,384  DB RREEF TRUST (REAL ESTATE)                                                                                 57,759
      2,855  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         15,859
     11,099  FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                       46,486
      1,367  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                               57,848
     22,714  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            131,614
      7,796  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         14,735
     11,918  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                           27,285
     23,377  GPT GROUP (REAL ESTATE)                                                                                     105,792
      4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                  25,385
      3,185  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           15,601
      9,412  ING INDUSTRIAL FUND (REAL ESTATE)                                                                            23,635
     19,887  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       92,645
      5,374  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          34,000
      1,610  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                 73,575
      3,971  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 66,597
      3,610  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                29,567
     21,913  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                         30,431
      8,047  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             31,061
      2,785  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                               208,575
      3,736  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                           20,189
     16,109  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                         98,774
     30,420  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                          84,219
      7,473  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                        27,652
     11,425  MIRVAC GROUP (REAL ESTATE)<<                                                                                 55,252

168 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
AUSTRALIA (continued)
      6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                      $       28,221
     17,935  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   631,970
      3,671  NEWCREST MINING LIMITED (METAL MINING)                                                                       91,209
      6,447  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  39,473
      3,479  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       92,908
      9,836  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 89,898
      5,617  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          15,451
      4,915  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                              33,757
      5,734  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  15,468
        421  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                     27,297
      4,899  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                               85,639
     11,728  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       58,070
      9,286  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            278,510
      3,170  RIO TINTO LIMITED (METAL MINING)<<                                                                          304,412
      6,563  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        87,646
      3,072  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   42,525
     16,519  STOCKLAND (REAL ESTATE)                                                                                     131,923
     10,090  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            181,753
      5,757  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   77,393
     12,456  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       43,881
     31,724  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                122,735
     15,968  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 40,524
      5,897  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                              68,605
     12,140  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                           78,640
      4,208  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                               156,827
     18,477  WESTFIELD GROUP (PROPERTIES)                                                                                355,784
     20,295  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       513,250
      5,238  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           233,327
     13,276  WOOLWORTHS LIMITED (FOOD STORES)                                                                            349,998
      1,683  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    63,336
      5,408  ZINIFEX LIMITED (METAL MINING)                                                                               85,035

                                                                                                                      10,413,374
                                                                                                                  --------------

AUSTRIA: 0.57%
        344  ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          23,766
        266  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                   6,334
      2,115  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    161,198
        138  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   14,255
      4,792  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                52,205
      4,908  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                               61,237
        106  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             11,714
      3,290  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                   46,914
      1,855  OMV AG (OIL & GAS EXTRACTION)                                                                               123,871
        410  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                             59,925
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             14,868
      4,216  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         110,316
        892  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                  51,412
      1,232  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     106,460
        339  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                           23,686
        812  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          50,784

                                                                                                                         918,945
                                                                                                                  --------------

BELGIUM: 1.09%
      1,119  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            21,541
        150  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   12,921

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 169


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
BELGIUM (continued)
        140  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         $       18,767
      1,795  BELGACOM SA (COMMUNICATIONS)                                                                                 83,288
         75  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         13,268
        194  COLRUYT SA (FOOD STORES)                                                                                     40,983
        154  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           11,419
         36  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                16,067
        860  DELHAIZE GROUP (FOOD STORES)                                                                                 82,408
      5,740  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          173,848
        231  EURONAV SA (WATER TRANSPORTATION)                                                                             7,263
     13,651  FORTIS (DEPOSITORY INSTITUTIONS)+                                                                           401,964
        860  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                104,310
      2,037  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                          184,619
      2,002  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                    275,425
        366  MOBISTAR SA (COMMUNICATIONS)                                                                                 32,018
        239  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)+                                                               20,959
        711  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     103,179
      1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                               26
      1,178  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         69,509
        285  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           68,112

                                                                                                                       1,741,894
                                                                                                                  --------------

DENMARK: 0.87%
         12  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                     164,808
        138  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         15,574
        406  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      55,449
        298  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              28,330
        538  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                        41,833
      5,028  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   204,134
      1,950  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         45,972
        209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   15,611
        523  FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   55,622
      2,202  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          22,324
        614  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                16,677
        662  JYSKE BANK (BUSINESS SERVICES)+                                                                              51,474
        232  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     26,005
      2,626  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                      316,954
        506  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                      63,590
        690  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                            30,026
        183  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         30,104
        257  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                                20,598
      1,948  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    153,890
        320  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)+                                                                                                    28,279

                                                                                                                       1,387,254
                                                                                                                  --------------

FINLAND: 1.90%
        803  AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                           18,607
        442  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               21,719
      1,707  ELISA OYJ (COMMUNICATIONS)                                                                                   53,063
      4,787  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              175,701
        732  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       29,445
        738  KESKO OYJ (FOOD STORES)                                                                                      49,029
        881  KONE OYJ (BUSINESS SERVICES)                                                                                 64,258
      1,357  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           93,461
      1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                 54,787
     44,898  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,706,827

170 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FINLAND (continued)
      1,200  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                        $       46,988
        900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           18,609
      1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               6,367
        943  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  23,962
      1,238  OUTOKUMPU OYJ (METAL MINING)                                                                                 44,468
      1,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   60,588
      4,761  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              145,351
        840  SANOMAWSOY OYJ (MULTI MEDIA)                                                                                 26,124
      6,560  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    127,778
        881  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     19,773
      5,766  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                   139,445
        630  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        19,557
        689  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        47,174
      1,408  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     41,841

                                                                                                                       3,034,922
                                                                                                                  --------------

FRANCE: 9.36%
      1,977  ACCOR SA (METAL MINING)                                                                                     175,517
        398  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)+                                                                  45,856
      1,346  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       49,461
      2,675  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   358,020
     25,466  ALCATEL SA (COMMUNICATIONS)                                                                                 261,454
      1,143  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            232,368
        790  ATOS ORIGIN (BUSINESS SERVICES)+                                                                             45,961
     17,214  AXA SA (INSURANCE CARRIERS)                                                                                 770,260
      9,208  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,007,603
      2,387  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      205,891
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                47,444
      1,539  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       94,847
      6,571  CARREFOUR SA (FOOD STORES)                                                                                  460,342
        502  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   52,642
        515  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         65,880
      3,637  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          379,575
      1,596  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   214,563
      7,225  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                278,681
        644  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                42,261
      2,218  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            139,161
     20,177  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          675,837
      2,212  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            114,939
        137  GECINA SA (REAL ESTATE)                                                                                      23,247
      4,864  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     382,856
        749  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)               84,289
        376  ICADE (REAL ESTATE)                                                                                          27,398
        357  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           32,585
        642  KLEPIERRE (REAL ESTATE)                                                                                      36,829
      2,746  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     360,239
      1,643  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         254,548
      1,364  LAGARDERE SCA (COMMUNICATIONS)                                                                              116,096
      2,701  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     323,793
        764  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     22,170
        368  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          51,908
          1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                                     80
      1,450  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    29,794
        997  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                   217,514

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 171


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FRANCE (continued)
      1,672  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                          $      137,996
        861  PPR SA (APPAREL & ACCESSORY STORES)                                                                         161,988
      1,534  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                           63,085
      2,042  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       295,895
      1,876  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        45,289
     11,182  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             946,808
      2,378  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  300,433
      1,949  SCOR REGROUPE (INSURANCE CARRIERS)                                                                           52,220
        315  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              27,004
        225  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            23,646
      4,048  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  679,275
      1,376  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              36,986
      1,046  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                72,340
     11,269  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    663,648
      1,143  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           102,192
      1,026  THALES SA (TRANSPORTATION BY AIR)                                                                            60,145
      2,771  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     42,200
     23,617  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,920,235
        214  TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                      17,400
        820  UNIBAIL (REAL ESTATE)                                                                                       211,042
        812  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          45,180
        534  VALLOUREC (HEALTH SERVICES)                                                                                 153,814
      3,801  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    327,315
      4,368  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    341,261
     12,759  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       538,531
        440  ZODIAC SA (TRANSPORTATION BY AIR)                                                                            31,521

                                                                                                                      14,979,358
                                                                                                                  --------------

GERMANY: 8.19%
      2,249  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              147,520
      4,963  ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,159,560
        815  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  19,640
        732  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                     24,508
      5,495  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       760,049
      8,007  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  637,327
      1,013  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   75,864
        442  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                34,545
        983  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   62,039
      6,884  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    278,682
      1,448  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   200,241
     10,158  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,023,202
      5,696  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  734,082
      2,237  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            304,629
      2,525  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                72,622
        911  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               66,887
     31,259  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        614,224
        392  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              24,488
      6,830  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,262,784
      2,114  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 112,348
        654  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    28,611
      1,149  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    54,412
      2,003  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                            103,079
        486  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 58,954
      1,501  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        85,357
      8,256  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 142,331

172 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
GERMANY (continued)
      1,008  IVG IMMOBILIEN AG (REAL ESTATE)                                                                      $       37,572
      1,284  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                159,454
      1,237  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             180,005
        716  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     86,375
      1,792  METRO AG (FOOD STORES)                                                                                      161,852
        745  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                   9,943
      2,405  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          462,179
         96  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       203,930
        755  PREMIERE AG (ENTERTAINMENT)+                                                                                 16,300
        948  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     29,794
         71  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    30,510
        395  RHEINMETALL BERLIN (MACHINERY)                                                                               31,379
      4,906  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  617,019
        452  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              50,885
        467  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    91,723
      9,780  SAP AG (BUSINESS SERVICES)                                                                                  572,472
      9,335  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,283,464
        872  SOLARWORLD AG (ENERGY)                                                                                       50,197
        815  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      16,375
      4,008  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  255,240
      2,389  TUI AG (TRANSPORTATION BY AIR)                                                                               64,180
      1,881  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    425,129
        365  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   30,187

                                                                                                                      12,954,149
                                                                                                                  --------------

GREECE: 0.77%
      4,339  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     151,214
      1,250  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             72,188
      1,250  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                            42,957
      3,510  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                          123,425
        200  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        8,156
        690  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  22,138
      1,260  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 20,123
      1,380  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 18,458
      4,060  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                150,523
        558  MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           14,800
      4,454  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        283,897
      2,500  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                    96,964
      3,550  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   126,856
      1,210  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              47,966
        710  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             36,690
        980  VIOHALCO SA (BUSINESS SERVICES)                                                                              16,126

                                                                                                                       1,232,481
                                                                                                                  --------------

HONG KONG: 2.05%
      2,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   22,109
     16,026  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          89,883
     23,000  BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            30,237
     41,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    105,167
     11,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       30,069
     17,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  280,350
      5,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                   18,781
     15,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    103,810
     11,500  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 182,696

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 173


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
     24,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                     $       65,759
     18,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   8,845
     21,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   94,007
      8,600  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            152,776
      9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     71,374
     40,200  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 93,598
     12,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  366,768
     15,000  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               77,954
      7,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                              33,407
     16,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                     22,228
     23,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  246,011
      7,313  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              20,272
     17,000  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    8,878
      6,337  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       48,666
      6,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   38,205
     24,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       102,729
     25,506  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            56,105
     10,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)<<                                           18,678
     15,435  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    45,964
     25,804  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               71,366
      2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 20,928
     48,000  PCCW LIMITED (COMMUNICATIONS)                                                                                31,737
     12,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                 40,443
     21,500  SHUI ON LAND LIMITED (REAL ESTATE)                                                                           26,163
     10,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      16,105
     14,915  SINO LAND COMPANY (REAL ESTATE)                                                                              37,106
     15,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               252,771
      9,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                   109,116
     14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          15,956
      3,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              18,022
     10,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    64,575
     20,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)                                        31,233
     14,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   68,795
      2,000  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             23,000
      6,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            19,440

                                                                                                                       3,282,082
                                                                                                                  --------------

IRELAND: 0.82%
      9,657  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            234,096
     10,732  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   198,942
      3,620  C&C GROUP PLC (EATING & DRINKING PLACES)                                                                     29,939
      5,986  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            237,719
        927  DCC PLC (BUSINESS SERVICES)                                                                                  27,362
      3,813  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                     78,947
      4,989  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         104,861
     11,493  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  121,571
      2,525  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        28,278
      2,029  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                13,193
      1,332  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               29,611
      5,929  INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                                22,066
      3,056  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              67,762
      1,603  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    47,544
      1,416  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       31,095
        591  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            20,731
        624  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            25,902

                                                                                                                       1,319,619
                                                                                                                  --------------

174 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ITALY: 3.72%
      4,890  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                      $       65,092
      1,559  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               15,083
     11,632  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             511,871
      2,840  ATLANTIA SPA (SOCIAL SERVICES)                                                                               95,937
      1,178  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     22,694
     12,238  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                              75,082
      4,552  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     67,246
      7,334  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                               164,293
      1,727  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     27,187
     18,744  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                     179,077
     47,737  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                540,478
     28,552  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         1,058,145
      7,812  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         236,268
      3,332  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                     97,064
        869  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                     40,805
     84,467  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                   652,211
     10,283  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                75,294
        820  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     18,171
        759  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                            27,436
      1,515  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     51,566
      8,586  MEDIASET SPA (COMMUNICATIONS)                                                                                88,640
      5,515  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                                  120,635
      2,954  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                          20,893
     17,923  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                       63,637
     33,261  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             40,077
     47,258  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                      26,348
     10,118  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     62,941
     66,088  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     159,356
    118,043  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                         358,948
     14,027  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                              51,854
     85,700  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           733,220
      6,659  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                    178,988
     10,803  UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                       33,890

                                                                                                                       5,960,427
                                                                                                                  --------------

JAPAN: 20.17%
      4,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    26,919
          2  ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   6,616
        710  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                  15,824
        400  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                        8,375
      1,800  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   56,101
      7,200  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 101,733
      1,100  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     11,827
        600  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                      18,335
        900  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                     14,104
      2,100  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       83,916
      7,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     87,755
        300  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             19,144
      7,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   27,302
      2,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)<<                                                                                        24,063
      4,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               44,713
        700  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  17,795
      4,700  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            71,606
     10,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<           134,506
     13,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       105,028

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 175


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
        300  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                              $        9,664
      2,000  ASICS CORPORATION (FOOTWEAR)                                                                                 30,958
      5,900  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  283,019
        300  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               7,796
      3,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              36,382
     13,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           89,749
        800  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   30,645
      6,700  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    148,157
     11,700  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  638,654
      1,000  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                           20,024
      2,800  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      40,124
      2,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            10,081
         17  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     180,560
      8,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 61,847
      1,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        18,021
      7,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               189,070
      3,100  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          51,197
        500  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  7,770
      3,900  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                39,250
        600  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               14,104
      1,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 10,969
      1,900  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         48,962
        700  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 27,363
      7,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              100,065
      3,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             23,741
      4,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   34,092
      1,000  DAIFUKU COMPANY LIMITED (MACHINERY)                                                                          11,422
      7,600  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                228,268
      2,600  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               125,173
      7,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         31,019
      2,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       12,049
        900  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       43,407
      6,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    78,301
     15,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    142,863
      5,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            28,076
      5,400  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                203,561
         21  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      59,600
      3,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       38,001
         14  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      7,776
         37  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      291,838
      4,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   18,491
      1,000  EDION CORPORATION (ELECTRONIC)                                                                               11,135
      2,800  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         132,364
      1,680  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               65,378
      1,100  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                       40,413
        700  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      18,252
      2,100  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             214,086
        600  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  34,632
      6,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     26,744
        400  FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               8,184
          5  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                        10,055
      5,400  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          249,632
      4,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           25,317
     20,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    141,383

176 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      7,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       $       41,013
      7,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                           34,249
        700  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       22,244
         18  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        3,375
      4,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 26,675
      2,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                       9,855
        260  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        18,244
      2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                        16,524
     13,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                               70,523
      9,000  HASEKO CORPORATION (RESIDENTIAL)+                                                                            21,547
        300  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                            8,227
      3,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               22,931
        300  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          36,486
      2,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     12,397
        400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              5,032
      1,300  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               26,879
      1,100  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                   43,956
        800  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                            18,317
     37,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    246,420
      2,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   43,268
     13,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              36,782
     17,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      574,640
        800  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                            13,964
      4,600  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          156,984
      1,400  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  117,860
        200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        22,513
          9  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          92,456
      2,200  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          29,668
     15,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                47,142
        700  ITO EN LIMITED (EATING & DRINKING PLACES)<<                                                                  17,064
     17,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      206,460
        400  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   14,104
      2,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)+                                           27,545
        400  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   14,835
     11,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                           23,845
        200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                   14,870
          6  JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                            25,021
          4  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                             48,056
          4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                             34,823
      4,000  JAPAN STEEL WORKS (MACHINERY)                                                                                66,408
         49  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               269,177
      6,200  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        439,368
      2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             38,567
      7,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  39,063
      2,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                49,014
      2,200  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 38,785
         13  K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                  9,767
     10,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          34,388
      3,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           25,203
      3,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             25,230
      8,500  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              194,250
      2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   15,340
      6,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               179,167
     15,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   58,765

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 177


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      6,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                 $       88,121
         27  KDDI CORPORATION (COMMUNICATIONS)                                                                           200,270
      5,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                    32,429
      6,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                   37,400
      3,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            16,637
        400  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   88,800
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                               30,192
      1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           9,141
     18,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                               55,944
      9,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     119,096
     29,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 108,310
      1,000  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      10,395
      9,900  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    332,686
      1,100  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  29,974
      5,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                           84,752
        400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    10,621
     12,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  98,829
      4,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              50,668
      1,300  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                 44,139
      1,800  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  168,772
      4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              41,196
      4,200  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              111,157
        700  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                             22,122
      1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                       49,232
        300  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          19,562
      1,300  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   57,041
     17,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                    155,992
      3,400  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                           37,533
      1,700  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                    13,024
        500  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 9,626
     22,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             412,745
      4,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     48,231
      1,700  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                  25,989
      3,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                          16,950
      4,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         20,128
        400  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  11,736
      8,800  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           353,946
      4,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   27,371
     13,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                      113,176
     14,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  469,003
     21,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    263,266
     13,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                             372,350
      4,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                   37,087
     35,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                228,834
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                14,086
     12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  74,592
      6,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                     42,519
      3,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          26,906
         89  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                     840,218
        460  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               15,258
     19,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    461,498
      7,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  69,534
      8,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                 45,340
      9,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                249,946
      6,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                      25,856

178 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
     12,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                   $      194,420
     13,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              152,675
      7,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 54,603
      5,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                              22,679
        800  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          32,664
        109  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                               621,556
      2,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         165,795
      2,300  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                         33,439
     22,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           106,873
        500  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  14,365
      3,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   96,635
      2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                  31,080
      2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                        15,253
      2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                9,176
      1,200  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                            83,890
      4,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                        56,532
      4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         137,553
      1,100  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  572,672
          5  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    72,694
      4,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               64,423
      9,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  44,739
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  16,646
      6,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                            13,216
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                   22,217
     10,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  100,466
     14,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                               130,048
         10  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)<<                                                  30,906
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     30,558
      1,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 9,733
     63,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         453,585
         57  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                   266,478
     12,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        117,216
      7,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     19,684
      3,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                     9,063
      2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             24,690
     24,800  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               248,507
      2,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  18,822
      9,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   40,587
      2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    27,807
      1,000  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                             35,694
        450  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      21,273
      1,800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        83,681
      1,200  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   25,700
     19,500  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  326,966
        600  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                       17,551
          3  NOMURA REAL ESTATE OFFICE FUND (REITS)                                                                       31,341
      1,300  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   44,252
      5,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                       43,878
      4,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     35,694
         14  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   62,404
        181  NTT DOCOMO INCORPORATED (COMMUNICATIONS)<<                                                                  258,425
         13  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                              26,936
      7,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        32,421

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 179


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
         80  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        $       15,517
      7,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            45,157
      9,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)<<                                                        43,564
      7,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   12,066
      1,000  OKUMA CORPORATION (MACHINERY)                                                                                14,591
      2,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         10,186
      3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                            123,275
      2,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          63,518
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                   20,232
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            13,712
        600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                              34,789
      1,000  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                     228,094
     23,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                80,695
      1,100  OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                    11,453
        200  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  19,623
      1,100  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                                  9,892
      1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         20,853
        900  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 21,939
      1,300  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                     11,895
         75  RAKUTEN INCORPORATED (COMMUNICATIONS)<<                                                                      29,415
         63  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                                    108,049
      7,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  148,087
        500  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       14,931
      1,100  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   97,201
          4  ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                       8,845
        300  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        17,264
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                           4,901
        600  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                   24,289
        900  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          22,526
      2,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                11,213
     18,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                   29,617
          3  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                               29,774
      3,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                          19,823
         15  SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                        14,234
        107  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                               28,086
      2,300  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  110,730
      2,100  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                         27,972
      1,400  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   34,675
      2,000  SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  18,474
      5,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            36,695
      5,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       62,943
      9,120  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                            234,620
     11,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         199,669
        500  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              13,233
        200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       18,718
        800  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        27,998
      7,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         38,088
      4,500  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            311,061
        800  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                 17,760
      6,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              27,789
     16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               50,424
      3,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     46,254
      4,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        88,800
      6,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              58,295
     13,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                 49,232

180 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      2,100  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                         $       27,003
        600  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     82,166
      8,200  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   151,343
     11,200  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                              48,753
      9,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                     103,269
     11,000  SONY CORPORATION (ELECTRONIC)                                                                               533,409
      1,700  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    40,996
      1,300  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          52,967
      2,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              11,509
     17,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             145,780
     11,700  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          226,126
      8,100  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            129,047
      6,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   77,256
     45,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  262,482
      6,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            145,736
         72  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                    561,006
      5,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               12,319
      4,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)<<                                               140,687
      2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                25,143
        200  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                       17,429
     14,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                        105,916
      2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                24,429
        700  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     23,584
      2,200  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                              135,411
     10,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         38,045
     11,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          31,890
      1,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                                                                           19,675
      3,000  TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 26,953
      1,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   19,806
      2,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                      11,753
      3,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     33,300
      9,300  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         654,194
      1,280  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                  25,407
      2,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 25,247
      1,400  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    122,857
      9,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                       43,956
      1,900  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     95,939
      4,000  THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         28,799
      6,000  THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         32,751
      1,400  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 29,556
        400  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   7,800
      9,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                       42,311
      2,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            10,552
      1,300  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                 25,691
        300  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                 11,022
      4,800  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              102,590
        600  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                 16,715
      2,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           30,349
        500  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                      14,016
     13,400  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               338,310
      1,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  120,420
     25,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               116,441
        400  TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                           8,323
      1,200  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                             18,638

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 181


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      3,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                 $       38,262
     12,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                  78,353
      5,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                         50,189
      3,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                30,166
      6,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   61,794
     15,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       119,096
     34,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              317,608
      5,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              32,429
      2,900  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     50,444
      3,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                              21,756
      1,900  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          35,812
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         18,805
      8,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                               18,735
        800  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      28,973
        800  TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                        27,023
      2,000  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                     86,188
     30,000  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,770,774
      2,400  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                63,727
      1,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            43,268
     10,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                   35,433
        400  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                           24,551
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                   17,429
      1,300  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     23,654
        310  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                         20,376
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 12,284
         19  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         90,646
        175  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                  66,273
      1,200  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      27,319
        950  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                94,036
      2,000  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          44,835
      2,100  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      53,567
      4,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                   60,001
      1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     7,504
      2,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   24,916
      2,500  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          30,427
      2,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               19,710

                                                                                                                      32,281,190
                                                                                                                  --------------

LUXEMBOURG: 0.53%
      2,248  ACERGY CA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                  66,820
      9,953  ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      785,550

                                                                                                                         852,370
                                                                                                                  --------------

NETHERLANDS: 4.56%
     20,187  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)+                                                           1,063,637
     16,449  AEGON NV (INSURANCE CARRIERS)<<                                                                             315,009
      2,981  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 245,693
      5,154  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          170,872
        467  CORIO NV (REITS)                                                                                             39,888
      1,378  CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                            15,012
      3,656  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)<<                                       112,398
        650  FUGRO NV (OIL FIELD SERVICES)                                                                                52,766
      5,963  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)                                                             27,549
      2,721  HEINEKEN NV (EATING & DRINKING PLACES)                                                                      178,557
     20,555  ING GROEP NV (FINANCIAL SERVICES)                                                                           912,429

182 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
NETHERLANDS (continued)
     21,267  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                          $      369,062
     12,533  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  565,628
     14,023  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                         211,961
      1,665  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                             89,863
        838  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              17,613
      1,784  QIAGEN NV (HEALTH SERVICES)+                                                                                 34,444
        569  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              30,759
      7,927  REED ELSEVIER NV (COMMUNICATIONS)                                                                           150,562
     37,030  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,529,166
      1,904  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                   147,696
      1,623  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    63,805
      4,788  TNT NV (TRANSPORTATION SERVICES)                                                                            200,726
     18,909  UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                     583,753
      1,988  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         43,741
        248  WERELDHAVE NV (REITS)                                                                                        29,864
      3,217  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 95,507

                                                                                                                       7,297,960
                                                                                                                  --------------

NEW ZEALAND: 0.15%
     11,103  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                              26,335
      3,596  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   25,043
      3,308  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                  8,924
      6,703  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             16,762
      5,529  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                53,170
      4,824  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    19,082
      2,448  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                              10,685
     20,777  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                  70,379
      3,233  VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              6,002

                                                                                                                         236,382
                                                                                                                  --------------

NORWAY: 1.04%
      1,655  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                 52,724
      7,814  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       119,864
     10,000  DNO ASA (OIL & GAS EXTRACTION)                                                                               20,774
        554  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                     27,231
      7,760  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      337,532
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                          19,265
      2,343  OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      17,297
      9,137  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                            163,208
     29,200  PAN FISH ASA (FISHING, HUNTING & TRAPPING)                                                                   37,155
      1,999  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                           57,657
      2,100  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                           37,472
      1,897  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                         87,439
        519  SCHIBSTED ASA (COMMUNICATIONS)                                                                               27,340
      2,388  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                  53,706
      7,212  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       245,807
        400  STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                      11,871
      2,564  STOREBRAND ASA (INSURANCE CARRIERS)                                                                          39,854
      1,216  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               29,265
      9,293  TELENOR ASA (COMMUNICATIONS)                                                                                186,162
      1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                      24,595
      1,783  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                               12,898
      2,000  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               63,251

                                                                                                                       1,672,367
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 183


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PORTUGAL: 0.35%
      2,592  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                               $       21,807
     24,370  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                    101,123
      2,458  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            55,718
      3,467  BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                            45,482
      2,292  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      18,989
     22,612  ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  132,198
      2,385  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                         14,658
      8,983  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                   125,915
        990  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                             14,738
      8,995  SONAE SGPS SA (GENERAL MERCHANDISE STORES)+                                                                  23,344

                                                                                                                         553,972
                                                                                                                  --------------

SINGAPORE: 1.08%
      7,500  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                     9,694
     11,000  ASCENDAS REIT (REITS)                                                                                        20,215
     11,000  CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                         21,030
     17,000  CAPITALAND LIMITED (REAL ESTATE)                                                                             93,268
     11,300  CAPITAMALL TRUST (REITS)                                                                                     29,667
     13,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                                     9,539
      5,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                      54,527
     20,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  26,119
      9,000  COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                   36,048
     12,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                        174,487
     10,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                            38,371
      1,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                               5,453
      1,084  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         13,500
        400  K-REIT ASIA (REITS)                                                                                             724
     12,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                              116,324
      4,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                            22,349
      5,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                          17,839
      7,000  OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                           14,796
     27,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                       162,962
      7,550  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                   21,550
      9,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 43,333
      7,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           21,676
      5,600  SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                          71,626
      9,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                               78,156
      1,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                          6,866
     12,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                              9,855
     17,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  49,438
     16,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    42,006
     87,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       235,436
      7,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                            8,058
     12,000  SUNTEC REIT (REITS)                                                                                          15,752
     13,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      193,403
      6,000  UOL GROUP LIMITED (REAL ESTATE)                                                                              21,003
      3,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          33,322
      6,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                      15,591

                                                                                                                       1,733,983
                                                                                                                  --------------

SOUTH AFRICA: 0.01%
      1,707  MONDI LIMITED (FORESTRY)                                                                                     17,047
                                                                                                                  --------------

184 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SPAIN: 4.09%
      2,542  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                      $       79,491
        320  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                                 87,017
      1,790  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                       53,856
      2,356  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  130,014
      2,845  ALTADIS SA (TOBACCO PRODUCTS)                                                                               200,163
      1,062  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                                 19,594
     38,954  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                              913,180
      9,481  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                        162,908
     68,591  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              1,333,108
      2,236  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                          34,052
        980  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<                                                             20,095
      7,222  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                             412,853
        527  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                   42,646
      1,878  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        76,722
      1,719  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       97,067
      1,134  GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                   29,769
        696  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           58,902
     10,643  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            625,279
      5,475  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                    26,700
      1,305  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   35,300
      2,427  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                  163,556
      6,318  MAPFRE SA (INSURANCE CARRIERS)                                                                               28,559
        964  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     19,038
      8,751  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                        312,585
        982  SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                        34,373
        670  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                        25,454
        457  SOGECABLE SA (COMMUNICATIONS)+<<                                                                             16,578
     48,916  TELEFONICA SA (COMMUNICATIONS)                                                                            1,369,221
      1,226  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        72,533
      1,324  ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   41,113
      1,874  ZELTIA SA (HEALTH SERVICES)                                                                                  20,389

                                                                                                                       6,542,115
                                                                                                                  --------------

SWEDEN: 2.57%
      1,092  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              70,240
      3,487  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               72,374
      7,435  ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             128,645
      4,587  ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              73,317
        408  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                          13,771
        563  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                 7,557
      3,000  BOLIDEN AB (METAL MINING)                                                                                    63,896
      1,796  CASTELLUM AB (REAL ESTATE)                                                                                   22,366
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                 15,245
      2,893  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   61,280
      1,078  ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          17,565
      2,081  ENIRO AB (COMMUNICATIONS)                                                                                    25,350
      1,670  FABEGE AB (REAL ESTATE)                                                                                      19,890
      1,833  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 44,374
      5,230  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                  331,537
        317  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           8,412
        631  HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                  24,186
          1  HUSQVARNA AB A SHARES (MACHINERY)+                                                                               11
      3,073  HUSQVARNA AB B SHARES (MACHINERY)+                                                                           39,699
      1,402  KUNGSLEDEN (REAL ESTATE)                                                                                     18,058
      2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                  30,949

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 185


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SWEDEN (continued)
        532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                          $          541
        595  MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                      38,410
      1,800  NOBIA AB (FURNITURE & FIXTURES)                                                                              17,318
     22,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                         398,359
      1,024  OMX AB (BUSINESS SERVICES)                                                                                   44,414
        414  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                           25,120
     10,564  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              226,637
        903  SAS AB (TRANSPORTATION BY AIR)+                                                                              16,185
      3,992  SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 97,259
      3,507  SECURITAS AB (BUSINESS SERVICES)                                                                             46,259
      4,107  SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                            12,045
      4,107  SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                            15,168
      5,012  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          162,942
      4,340  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           86,038
      4,440  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      93,532
      2,192  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   81,127
        875  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   29,872
      6,177  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                      115,266
      5,614  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                  174,237
      3,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                          64,982
      3,463  TELE2 AB (COMMUNICATIONS)                                                                                    74,832
    161,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    648,341
     24,911  TELIASONERA AB (COMMUNICATIONS)                                                                             225,177
        792  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       18,681
      5,275  VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                                  91,681
     12,095  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 210,683
        378  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                        7,010

                                                                                                                       4,110,838
                                                                                                                  --------------

SWITZERLAND: 6.53%
     22,919  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                            603,562
      1,484  ADECCO SA (BUSINESS SERVICES)                                                                                87,759
        816  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                    41,597
      2,574  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)+                                                                   31,637
      5,756  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                              381,426
     11,983  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    795,607
        436  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               57,035
         72  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                       66,542
      2,201  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             243,117
        434  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                12,272
        592  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                    58,272
         25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                       11,810
      1,848  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          55,015
        465  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                 50,724
      4,435  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       1,992,274
        261  NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                  70,672
     25,439  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 1,403,870
         74  OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  27,156
        537  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          53,873
        544  PSP SWISS PROPERTY AG (REAL ESTATE)                                                                          28,876
         54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                              29,221
      7,705  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           1,397,059
        571  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     36,048
         50  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                          57,118
      7,677  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  129,065

186 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SWITZERLAND (continued)
         85  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                             $       23,874
         33  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           47,335
        592  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                 37,907
        364  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                        119,431
        372  SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                     96,495
      3,922  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                      349,333
        223  SWISSCOM AG (COMMUNICATIONS)                                                                                 84,804
      1,141  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                   245,988
        570  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     63,793
     21,932  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,179,251
      1,586  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           475,766

                                                                                                                      10,445,584
                                                                                                                  --------------

UNITED KINGDOM: 21.16%
      4,297  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            87,653
      9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                             23,074
      2,956  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       34,957
      3,871  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    58,688
     14,830  ANGLO AMERICAN PLC (METAL MINING)                                                                           997,974
     15,091  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           47,549
      2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                           34,139
     16,740  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                               838,781
     28,149  AVIVA PLC (INSURANCE CARRIERS)                                                                              423,882
     37,180  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     375,406
      5,021  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          48,745
     71,722  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      873,853
      2,840  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    43,463
      5,181  BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                  24,222
      1,308  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 27,591
        939  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 27,550
     37,603  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                         650,874
     26,052  BHP BILLITON PLC (COAL MINING)                                                                              932,789
      4,434  BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                20,094
      1,396  BOVIS HOMES GROUP PLC (BUILDING)                                                                             18,680
    214,253  BP PLC (OIL & GAS EXTRACTION)                                                                             2,487,695
      4,954  BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                   64,059
      6,626  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                 51,956
     17,057  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                             611,422
     11,403  BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                               124,701
      5,715  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                      137,040
     12,655  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               179,950
      2,961  BRIXTON PLC (REAL ESTATE)                                                                                    21,946
     91,406  BT GROUP PLC (COMMUNICATIONS)                                                                               574,140
      3,722  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           53,344
      5,088  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 68,394
     22,997  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                             266,783
      6,637  CAPITA GROUP PLC (PERSONAL SERVICES)                                                                         98,311
      1,912  CARNIVAL PLC (WATER TRANSPORTATION)                                                                          91,305
      4,775  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                         34,047
      4,043  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                             28,869
     40,175  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            312,763
      1,851  CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                     44,802
      1,663  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                27,662
     13,011  COBHAM PLC (TRANSPORTATION BY AIR)                                                                           51,644
     22,638  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 139,878
      1,862  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   29,069

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 187


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
      1,538  CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                           $       20,249
      3,439  DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                       44,328
      1,962  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             21,496
      1,767  DE LA RUE (BUSINESS SERVICES)                                                                                26,391
      8,746  DEUTSCHE POST AG (TRANSPORTATION SERVICES)+                                                                 252,027
     29,737  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                        653,440
     20,206  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                           55,811
      5,027  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   26,202
      2,414  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          43,414
      9,096  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)+                                                             49,317
      6,337  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                               76,756
      4,768  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                     67,165
      7,649  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             14,241
     19,555  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                   68,816
      6,581  GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                               14,811
      7,710  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                           55,842
     63,649  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,689,024
      1,895  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                     23,166
     13,208  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                      54,587
      3,168  HAMMERSON PLC (REAL ESTATE)                                                                                  75,966
     16,814  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          45,754
     41,295  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                          772,655
      9,676  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                               73,793
    129,498  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               2,396,492
      5,592  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                60,295
      3,908  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             42,737
     13,249  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                              176,740
      7,471  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                               342,551
      4,899  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             42,198
      3,332  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       66,157
      3,063  INTERNATIONAL PERSONAL FINANCE PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                     12,346
     16,310  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 150,583
      1,807  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                35,012
      9,196  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                       58,373
      8,663  INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            117,247
      4,035  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            42,269
     43,198  ITV PLC (COMMUNICATIONS)                                                                                     90,681
     17,236  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                   203,654
      2,434  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            83,016
      3,223  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                          56,842
      6,076  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   34,218
     25,641  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           93,801
      6,984  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                             61,694
      5,158  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                     177,505
     72,034  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              196,901
      2,887  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                      67,396
     61,840  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              686,394
     13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                            42,148
      1,823  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                  61,297
     19,861  MAN GROUP PLC (BUSINESS SERVICES)                                                                           224,917
     18,732  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                      235,894
      7,441  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                          48,299
      3,702  MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                           31,244
      6,144  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           27,781
      4,269  MONDI PLC (PAPER & ALLIED PRODUCTS)+                                                                         40,610
      1,469  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                         37,179

188 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
     29,705  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)  $      476,486
      2,553  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                       102,588
     57,312  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                         187,968
      8,834  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      136,913
      3,184  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               62,799
      4,849  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   15,700
      1,532  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 28,013
     27,044  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                         415,824
      3,060  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                 61,731
      4,797  RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      15,876
      6,688  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                         392,993
     14,020  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                177,272
     19,899  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                        67,950
      7,673  RESOLUTION PLC (INSURANCE CARRIERS)                                                                         107,145
     14,179  REUTERS GROUP PLC (COMMUNICATIONS)                                                                          186,535
      6,735  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           75,995
     11,101  RIO TINTO PLC (METAL MINING)                                                                                960,288
     19,881  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  212,534
    103,731  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                1,114,223
      4,946  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        204,110
     30,262  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      1,245,747
      9,938  SABMILLER PLC (EATING & DRINKING PLACES)                                                                    283,037
     14,956  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      76,270
      1,271  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           36,068
      9,003  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          112,639
      9,504  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          293,816
      5,052  SEGRO PLC (REAL ESTATE)                                                                                      51,630
      5,538  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   47,022
      2,571  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         74,170
     19,428  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                33,290
     10,605  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                            129,644
      4,247  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   92,896
      2,115  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     18,391
      5,933  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                               27,585
     23,099  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                     136,346
      5,657  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    46,586
     12,568  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          70,907
     87,129  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                         783,031
      5,502  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)+                                                             31,351
      9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                              44,170
      1,351  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                       42,678
      3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                          28,475
      5,841  TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                         30,116
      2,052  TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                          18,116
     14,448  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                      456,705
      2,945  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                   41,726
      9,580  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    137,204
    596,386  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       2,153,656
      2,266  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                     75,200
      4,093  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                           53,888
      7,230  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            122,260
     12,911  WPP GROUP PLC (BUSINESS SERVICES)                                                                           174,879
      6,752  XSTRATA PLC (DIVERSIFIED MINING)                                                                            448,144
      8,656  YELL GROUP PLC (COMMUNICATIONS)                                                                              75,976

                                                                                                                      33,856,028
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 189


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TOTAL COMMON STOCKS (COST $97,734,943)                                                                            $  156,824,341
                                                                                                                  --------------

RIGHTS: 0.06%
     20,346  ABN-AMRO HOLDINGS NV RIGHTS+(a)                                                                                   0
     18,744  CAPITALIA RIGHTS+(a)                                                                                              0
     13,651  FORTIS RIGHTS+                                                                                               72,412
      1,285  NEWCREST MINING RIGHTS+(a)                                                                                   12,769
        239  OMEGA PHARMA SA RIGHTS+(a)                                                                                        0
        860  SONAE BONUS RIGHTS+                                                                                           9,663
        812  WIENERBERGER RIGHTS+(a)                                                                                           0

TOTAL RIGHTS (COST $60,693)                                                                                               94,844
                                                                                                                  --------------

WARRANTS: 0.00%
      4,000  DOWA MINING WARRANTS+                                                                                         2,449

TOTAL WARRANTS (COST $0)                                                                                                   2,449
                                                                                                                  --------------

PREFERRED STOCKS: 0.10%
        210  ITO EN LIMITED PREFERRED                                                                                      4,178
      1,159  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          159,483

TOTAL PREFERRED STOCKS (COST $38,056)                                                                                    163,661
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 3.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.75%
  6,004,813  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          6,004,813
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,004,813)                                                              6,004,813
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 0.49%
    787,089  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                787,089
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $787,089)                                                                             787,089
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $104,625,594)*                                                     102.40%                                  $  163,877,197
OTHER ASSETS AND LIABILITIES, NET                                         (2.40)                                      (3,841,051)
                                                                         ------                                   --------------
TOTAL NET ASSETS                                                         100.00%                                  $  160,036,146
                                                                         ------                                   --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $787,089.

 <<   All or a portion of this security is on loan. (See Note 2)

  * Cost for federal income tax purposes is $105,082,995 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                 $60,542,229
      Gross unrealized depreciation                                  (1,748,027)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $58,794,202

      The accompanying notes are an integral part of these financial statements.

190 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.36%

AUSTRALIA: 4.53%
    448,500  AWB LIMITED (AGRICULTURAL SERVICES)<<                                                                $      979,023
    309,000  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                        2,947,558
    269,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,721,338
     66,600  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  3,332,512
    228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                630,307
    419,100  PERILYA LIMITED (METAL MINING)                                                                            1,483,836
  1,067,200  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    5,284,154
    127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     1,708,058
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,173,907

                                                                                                                      20,260,693
                                                                                                                  --------------
AUSTRIA: 0.94%
     48,700  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   4,208,273
                                                                                                                  --------------
BELGIUM: 0.71%
      7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          233,210
     99,600  FORTIS (DEPOSITORY INSTITUTIONS)+                                                                         2,932,795

                                                                                                                       3,166,005
                                                                                                                  --------------
DENMARK: 1.15%
     44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 1,802,617
    122,400  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             3,324,624

                                                                                                                       5,127,241
                                                                                                                  --------------
FINLAND: 1.22%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                            151,733
     56,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                  1,324,339
     51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                3,138,476
     38,100  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    855,130

                                                                                                                       5,469,678
                                                                                                                  --------------
FRANCE: 9.33%
        730  ARKEMA (OIL & GAS EXTRACTION)+                                                                               44,458
     76,300  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  8,349,273
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        972,203
     32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        3,423,166
     17,400  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 2,339,221
     74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              2,881,312
     21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,749,713
     20,200  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                  1,440,203
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     3,100,954
     72,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           6,155,693
      4,300  SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)+                                                              115,418
     17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,953,369
     45,800  TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,723,875
     28,844  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,604,889
     68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     2,870,139

                                                                                                                      41,723,886
                                                                                                                  --------------
GERMANY: 9.67%
      2,825  ALLIANZ SE (INSURANCE CARRIERS)                                                                             660,035
      8,100  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 195,197
     60,800  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     8,409,645

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 191


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GERMANY (continued)
     72,500  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                         $    4,675,919
     39,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             3,928,418
     47,500  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                6,121,647
     95,000  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             2,732,322
     31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        1,572,787
     64,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,799,869
     19,000  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        3,651,314
    110,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                7,056,037
     53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                          1,431,893

                                                                                                                      43,235,083
                                                                                                                  --------------
GREECE: 0.21%
     10,300  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                935,755
                                                                                                                  --------------
HONG KONG: 3.20%
  1,133,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                  3,097,082
    511,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              3,260,366
    853,000  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            4,432,964
    371,500  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              3,533,954

                                                                                                                      14,324,366
                                                                                                                  --------------
IRELAND: 0.75%
     79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          1,922,315
     64,700  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,434,620

                                                                                                                       3,356,935
                                                                                                                  --------------
ITALY: 4.08%
    167,100  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         6,192,772
    206,700  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                       6,251,489
    175,000  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                 1,351,260
    166,200  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                  4,467,296

                                                                                                                      18,262,817
                                                                                                                  --------------
JAPAN: 19.30%
     24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                 539,346
     96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                       1,159,838
        200  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                             3,047
    244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,971,288
    180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                    703,609
    315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         1,587,820
    569,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          2,714,595
    294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         1,655,948
     83,400  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   2,174,579
    350,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    1,538,763
     61,400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            772,411
     22,100  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             238,576
     63,400  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,371,601
    101,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    3,420,955
     77,800  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            1,777,957
    391,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  3,587,812
    147,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)           2,757,890
    237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    2,063,292
     80,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                2,560,501
     97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  2,356,070

192 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (continued)
     55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                        $    1,328,734
    406,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                4,083,933
    368,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             3,418,413
        500  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 1,545,292
     82,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         590,380
        900  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 4,207,548
    289,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             2,901,925
    214,600  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                3,598,308
      3,300  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  4,711,618
    191,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         924,529
     45,700  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                            1,114,003
     82,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,734,732
     40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,001,175
     53,000  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                2,145,562
     27,300  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         683,302
     20,500  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  507,748
     94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              1,215,135
    177,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,018,561
    181,500  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        3,507,857
    123,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          930,545
     21,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                 424,777
    122,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,540,069
     22,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               578,157
    101,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                1,040,204
    234,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,446,394
     87,000  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 5,135,246

                                                                                                                      86,290,045
                                                                                                                  --------------
NETHERLANDS: 3.50%
    312,700  AEGON NV (INSURANCE CARRIERS)                                                                             5,988,337
    137,300  ING GROEP NV (FINANCIAL SERVICES)                                                                         6,094,695
     91,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,591,337
     47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,973,917

                                                                                                                      15,648,286
                                                                                                                  --------------
NORWAY: 1.50%
    170,500  CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                      3,162,532
     50,000  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       766,984
     63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    2,766,371

                                                                                                                       6,695,887
                                                                                                                  --------------
PORTUGAL: 0.36%
    385,000  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    1,597,556
                                                                                                                  --------------
SINGAPORE: 1.17%
    606,490  MOBILONE LIMITED (COMMUNICATIONS)                                                                           836,961
    787,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       2,807,876
    126,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                       1,611,579

                                                                                                                       5,256,416
                                                                                                                  --------------
SPAIN: 3.13%
     75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                            1,776,942
    327,000  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              6,355,445
    152,400  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      5,443,711
     14,400  TELEFONICA SA (COMMUNICATIONS)                                                                              403,074

                                                                                                                      13,979,172
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 193


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SWEDEN: 3.14%
     87,600  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                           $    1,855,558
    270,600  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       4,715,690
     70,500  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                2,188,048
     22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       742,400
    262,000  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                               4,563,787

                                                                                                                      14,065,483
                                                                                                                  --------------
SWITZERLAND: 5.72%
     37,700  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  3,814,524
     26,300  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 1,340,696
    112,200  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  7,449,482
      3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                              2,547,176
      3,700  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           2,002,147
      9,000  SWISSCOM AG (COMMUNICATIONS)                                                                              3,422,590
     27,200  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,462,504
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              400,086
      5,484  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,328,313
      6,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,799,871

                                                                                                                      25,567,389
                                                                                                                  --------------
UNITED KINGDOM: 21.75%
    175,800  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        2,848,711
    125,100  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             6,268,310
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                            1,724,200
    539,900  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    6,578,085
     89,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,371,242
    637,900  BP PLC (OIL & GAS EXTRACTION)                                                                             7,406,667
    257,000  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,593,236
    332,100  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          2,320,406
  1,016,100  BT GROUP PLC (COMMUNICATIONS)                                                                             6,382,329
    390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,490,149
  1,057,400  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        2,920,636
    414,000  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                        2,998,527
     85,100  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         2,258,260
    298,900  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        5,592,603
    234,300  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               4,335,959
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                 542,573
    593,200  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            6,584,234
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                474,190
  1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       3,683,791
    315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                         1,437,665
    962,500  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             3,042,521
    255,100  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                2,740,149
    264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     10,867,668
     97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   805,395
    212,947  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,201,408
  2,709,400  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       9,784,128

                                                                                                                      97,253,042
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $345,669,099)                                                                              426,424,008
                                                                                                                  --------------
RIGHTS: 0.00%
     20,440  CITIC PACIFIC RIGHTS+                                                                                        15,460

TOTAL RIGHTS (COST $0)                                                                                                    15,460
                                                                                                                  --------------

194 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING: 2.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.24%

 10,001,020  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                     $   10,001,020
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,001,020)                                                            10,001,020
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 1.80%
  8,040,860  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               8,040,860
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,040,860)                                                                         8,040,860
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $363,710,979)*                                              99.40%                                          $  444,481,348

OTHER ASSETS AND LIABILITIES, NET                                  0.60                                                2,694,140
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  447,175,488
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $8,040,860.

* Cost for federal income tax purposes is $363,834,382 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                        $90,184,121
      Gross unrealized depreciation                         (9,537,155)
                                                           -----------
      Net unrealized appreciation (depreciation)           $80,646,966

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 195


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.77%

APPAREL & ACCESSORY STORES: 1.02%
     38,940  NORDSTROM INCORPORATED                                                                               $    1,825,897
                                                                                                                  --------------
BIOPHARMACEUTICALS: 1.26%
     55,020  GILEAD SCIENCES INCORPORATED+                                                                             2,248,667
                                                                                                                  --------------
BUSINESS SERVICES: 9.56%
     48,890  ADOBE SYSTEMS INCORPORATED+                                                                               2,134,537
     44,870  AUTODESK INCORPORATED+                                                                                    2,242,154
     62,630  BMC SOFTWARE INCORPORATED+<<                                                                              1,955,935
     58,320  EBAY INCORPORATED+                                                                                        2,275,646
     14,020  MASTERCARD INCORPORATED CLASS A<<                                                                         2,074,539
     79,990  MICROSOFT CORPORATION                                                                                     2,356,505
     37,810  OMNICOM GROUP INCORPORATED                                                                                1,818,283
    104,260  ORACLE CORPORATION+                                                                                       2,257,229

                                                                                                                      17,114,828
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 5.13%
     30,800  BIOGEN IDEC INCORPORATED+                                                                                 2,042,964
     68,570  BRISTOL-MYERS SQUIBB COMPANY                                                                              1,976,187
     35,210  MONSANTO COMPANY                                                                                          3,018,905
     67,680  SCHERING-PLOUGH CORPORATION                                                                               2,140,718

                                                                                                                       9,178,774
                                                                                                                  --------------
COMMUNICATIONS: 1.21%
     51,380  AT&T INCORPORATED                                                                                         2,173,888
                                                                                                                  --------------
E-COMMERCE/SERVICES: 1.42%
     27,370  AMAZON.COM INCORPORATED+                                                                                  2,549,516
                                                                                                                  --------------
EATING & DRINKING PLACES: 1.15%
     37,890  MCDONALD'S CORPORATION                                                                                    2,063,868
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.18%
     73,030  CISCO SYSTEMS INCORPORATED+                                                                               2,418,023
     45,990  COOPER INDUSTRIES LIMITED CLASS A                                                                         2,349,629
     45,380  EMERSON ELECTRIC COMPANY                                                                                  2,415,124
     37,590  HARRIS CORPORATION                                                                                        2,172,326
     33,820  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   1,990,645
     73,020  NATIONAL SEMICONDUCTOR CORPORATION                                                                        1,980,302
     68,400  NVIDIA CORPORATION+                                                                                       2,478,816
     52,530  QUALCOMM INCORPORATED                                                                                     2,219,918
     54,560  TEXAS INSTRUMENTS INCORPORATED                                                                            1,996,350

                                                                                                                      20,021,133
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.43%
     48,260  ACCENTURE LIMITED CLASS A                                                                                 1,942,465
     31,960  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                  2,415,537

                                                                                                                       4,358,002
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.23%
     67,330  CONAGRA FOODS INCORPORATED                                                                                1,759,333
     38,720  THE COCA-COLA COMPANY                                                                                     2,225,238

                                                                                                                       3,984,571
                                                                                                                  --------------

196 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
     41,460  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                $    2,242,157
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.30%
     80,350  DISCOVERY HOLDING COMPANY CLASS A+                                                                        2,318,098
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.10%
     24,220  3M COMPANY                                                                                                2,266,508
     23,480  APPLE INCORPORATED+                                                                                       3,605,119
    101,690  APPLIED MATERIALS INCORPORATED                                                                            2,104,983
     17,660  DEERE & COMPANY                                                                                           2,621,097
     73,620  DELL INCORPORATED+                                                                                        2,031,912
    135,350  EMC CORPORATION                                                                                           2,815,280
     59,190  HEWLETT-PACKARD COMPANY                                                                                   2,947,070
     21,030  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             2,477,334
     15,470  NATIONAL OILWELL VARCO INCORPORATED+                                                                      2,235,415
     20,360  PARKER HANNIFIN CORPORATION<<                                                                             2,276,859
     18,520  TEREX CORPORATION+                                                                                        1,648,650

                                                                                                                      27,030,227
                                                                                                                  --------------
INSURANCE CARRIERS: 8.86%
     40,380  AETNA INCORPORATED                                                                                        2,191,423
     27,320  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,848,198
     33,660  CHUBB CORPORATION                                                                                         1,805,522
     18,980  EVEREST REINSURANCE GROUP LIMITED                                                                         2,092,355
     44,630  LOEWS CORPORATION                                                                                         2,157,861
     29,500  METLIFE INCORPORATED                                                                                      2,057,035
     19,060  PRUDENTIAL FINANCIAL INCORPORATED                                                                         1,859,875
     36,590  THE TRAVELERS COMPANIES INCORPORATED                                                                      1,841,941

                                                                                                                      15,854,210
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 1.12%
     42,590  COACH INCORPORATED+<<                                                                                     2,013,229
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.87%
     19,960  GARMIN LIMITED<<                                                                                          2,383,224
     37,400  RAYTHEON COMPANY                                                                                          2,386,868
     37,390  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    2,158,151

                                                                                                                       6,928,243
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 1.33%
     26,380  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                    2,384,488
                                                                                                                  --------------
MEDICAL PRODUCTS: 2.38%
     39,670  BAXTER INTERNATIONAL INCORPORATED                                                                         2,232,628
     39,110  MERCK & COMPANY INCORPORATED                                                                              2,021,596

                                                                                                                       4,254,224
                                                                                                                  --------------
METAL MINING: 1.65%
     28,230  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       2,961,045
                                                                                                                  --------------
MOTION PICTURES: 1.13%
     58,880  WALT DISNEY COMPANY                                                                                       2,024,883
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.05%
     31,710  AMERICAN EXPRESS COMPANY                                                                                  1,882,623
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 197


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 4.28%
     34,790  OCCIDENTAL PETROLEUM CORPORATION                                                                     $    2,229,343
     25,440  SCHLUMBERGER LIMITED                                                                                      2,671,200
     24,490  TRANSOCEAN INCORPORATED+<<                                                                                2,768,595

                                                                                                                       7,669,138
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.69%
     25,110  CONOCOPHILLIPS                                                                                            2,203,905
     25,000  EXXON MOBIL CORPORATION                                                                                   2,314,000
     33,310  MARATHON OIL CORPORATION<<                                                                                1,899,336
     29,440  VALERO ENERGY CORPORATION                                                                                 1,977,779

                                                                                                                       8,395,020
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.39%
     16,760  PRECISION CASTPARTS CORPORATION                                                                           2,480,145
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.58%
    101,730  CHARLES SCHWAB CORPORATION                                                                                2,197,368
      3,772  CME GROUP INCORPORATED                                                                                    2,215,484
     15,690  FRANKLIN RESOURCES INCORPORATED                                                                           2,000,475

                                                                                                                       6,413,327
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.47%
     92,020  CORNING INCORPORATED                                                                                      2,268,293
     51,740  OWENS-ILLINOIS INCORPORATED+                                                                              2,144,623

                                                                                                                       4,412,916
                                                                                                                  --------------
TOBACCO PRODUCTS: 1.27%
     27,540  LOEWS CORPORATION - CAROLINA GROUP                                                                        2,264,614
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.67%
     21,950  BOEING COMPANY                                                                                            2,304,531
     25,730  GENERAL DYNAMICS CORPORATION                                                                              2,173,413
     19,360  LOCKHEED MARTIN CORPORATION                                                                               2,100,366

                                                                                                                       6,578,310
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.63%
     20,640  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      1,120,546
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.16%
     35,380  NIKE INCORPORATED CLASS B                                                                                 2,075,391
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $147,065,892)                                                                              176,821,978
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 12.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.53%
    352,391  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 352,391
    303,590  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 303,590
    303,590  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      303,590

                                                                                                                         959,571
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.65%
$   242,872  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           242,801
     40,479  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            40,473
    202,393  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           201,715

198 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   101,197  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03%        10/25/2007    $      101,198
    101,197  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           101,183
    101,197  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           101,044
    141,675  BANK OF MONTREAL                                                          5.08         10/22/2007           141,655
    364,308  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $364,472)                                                           5.40         10/01/2007           364,308
    141,675  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           141,654
    133,580  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           133,307
    110,191  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           109,902
    202,393  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $202,482)                 5.30         10/01/2007           202,393
    566,701  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED(MATURITY VALUE $566,954)                                   5.35         10/01/2007           566,701
     80,957  BNP PARIBAS+/-                                                            5.33         05/07/2008            80,900
     43,564  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $43,583)                                                            5.29         10/01/2007            43,564
    607,180  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $607,450)                                                           5.33         10/01/2007           607,180
    109,292  CAFCO LLC++                                                               5.20         10/02/2007           109,276
     60,718  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007            60,577
    137,627  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           137,286
    141,675  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           141,510
    141,675  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           141,613
    263,111  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           252,058
    202,393  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           202,393
     40,479  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            40,261
     44,628  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            44,377
    691,100  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $691,407)                                                           5.33         10/01/2007           691,100
     20,239  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            20,239
     20,239  COMERICA BANK+/-                                                          5.82         02/08/2008            20,255
  1,292,722  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,293,298)                                5.35         10/01/2007         1,292,722
    242,872  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           242,872
    101,197  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           101,190
    303,590  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           303,523
    607,180  EBBETS FUNDING LLC++                                                      5.90         10/01/2007           607,180
    222,633  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           222,341
     40,479  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            40,479
    202,393  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           202,128
    161,915  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           161,821
    101,197  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           100,666
    404,787  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           404,483
    149,366  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           148,714
    101,197  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           101,181
    165,962  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           165,962
    105,245  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           104,969
     40,479  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            40,479
    101,197  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           101,100
    202,393  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           202,571
    263,111  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           263,111
    101,197  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           101,119

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 199


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,347,762  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,348,809)                                5.35%        10/01/2007    $    2,347,762
    319,781  K2 (USA) LLC                                                              6.11         10/05/2007           319,596
    232,752  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008           232,538
     40,479  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            40,479
     60,718  KESTREL FUNDING US LLC                                                    5.88         10/09/2007            60,647
    161,915  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           161,915
    202,393  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           202,086
    271,207  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           271,207
    299,542  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           299,788
     85,410  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007            85,410
  1,321,672  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,322,259)                                               5.33         10/01/2007         1,321,672
     18,721  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008            18,702
    355,301  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           354,577
    202,393  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           202,335
    202,393  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           201,545
     54,193  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007            54,114
    115,364  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           115,388
    101,197  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           101,197
     76,909  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007            76,909
     16,374  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            16,354
    323,829  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           323,311
    153,819  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           153,751
     80,957  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007            80,959
    287,398  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           287,272
    279,303  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           278,448
    263,111  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           262,803
    145,723  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           145,630
     60,718  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007            60,683
    103,221  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           103,221
     78,933  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008            78,920
    101,197  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           101,283
     80,957  SLM CORPORATION+/-++                                                      5.81         05/12/2008            80,247
    125,484  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           125,440
    202,393  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           202,414
    202,393  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           202,304
    246,920  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           246,416
     24,287  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            24,231
     23,401  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008            23,400
     84,406  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007            84,111
    198,030  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           198,000
     32,383  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            32,369
    161,915  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           161,324
    101,197  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           101,008
    101,197  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           101,011
     40,479  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            40,467
    161,915  VERSAILLES CDS LLC                                                        5.39         10/16/2007           161,560

200 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   202,393  VERSAILLES CDS LLC                                                        5.40%        10/23/2007    $      201,744
    174,058  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008           173,705
    101,197  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           101,197
    202,393  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           202,414
     80,957  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007            80,658

                                                                                                                      20,854,056
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,813,627)                                                            21,813,627
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 1.85%
  3,314,114  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,314,114
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,314,114)                                                                         3,314,114
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $172,193,633)*                                             112.80%                                          $  201,949,719
OTHER ASSETS AND LIABILITIES, NET                                (12.80)                                             (22,920,763)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  179,028,956
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,314,114.

* Cost for federal income tax purposes is $172,292,450 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $ 30,454,393
      Gross unrealized depreciation                    (797,124)
                                                   ------------
      Net unrealized appreciation (depreciation)   $ 29,657,269

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 201


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.04%

APPAREL & ACCESSORY STORES: 1.63%
    783,400  KOHL'S CORPORATION+<<                                                                                $   44,912,322
                                                                                                                  --------------
BIOPHARMACEUTICALS: 4.14%
  1,043,300  GENENTECH INCORPORATED+<<                                                                                81,398,266
    532,140  GENZYME CORPORATION+                                                                                     32,971,394

                                                                                                                     114,369,660
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.90%
  1,319,200  FASTENAL COMPANY<<                                                                                       59,904,872
  2,692,300  LOWE'S COMPANIES INCORPORATED<<                                                                          75,438,246

                                                                                                                     135,343,118
                                                                                                                  --------------
BUSINESS SERVICES: 19.44%
    820,600  AUTOMATIC DATA PROCESSING INCORPORATED<<                                                                 37,690,158
  4,836,070  EBAY INCORPORATED+                                                                                      188,703,451
    245,200  GOOGLE INCORPORATED CLASS A+                                                                            139,094,604
  5,801,498  MICROSOFT CORPORATION                                                                                   170,912,131

                                                                                                                     536,400,344
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.46%
  1,198,900  AMGEN INCORPORATED+<<                                                                                    67,821,773
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 0.92%
  1,209,000  WESTERN UNION COMPANY<<                                                                                  25,352,730
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.61%
  5,067,943  CISCO SYSTEMS INCORPORATED+                                                                             167,799,593
  1,243,300  LINEAR TECHNOLOGY CORPORATION<<                                                                          43,503,067
  3,903,100  NOKIA OYJ ADR<<                                                                                         148,044,583
  1,951,600  TEXAS INSTRUMENTS INCORPORATED                                                                           71,409,044

                                                                                                                     430,756,287
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.10%
  2,760,000  PAYCHEX INCORPORATED<<                                                                                  113,160,000
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 5.37%
  1,784,660  TARGET CORPORATION                                                                                      113,450,836
    795,600  WAL-MART STORES INCORPORATED                                                                             34,727,940

                                                                                                                     148,178,776
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.26%
  1,809,400  EMC CORPORATION<<                                                                                        37,635,520
  3,088,370  INTEL CORPORATION                                                                                        79,865,248

                                                                                                                     117,500,768
                                                                                                                  --------------
INSURANCE CARRIERS: 3.28%
  1,337,266  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                90,466,045
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 6.27%
  3,064,810  MEDTRONIC INCORPORATED                                                                                  172,885,932
                                                                                                                  --------------
PERSONAL SERVICES: 1.24%
    924,350  CINTAS CORPORATION<<                                                                                     34,293,385
                                                                                                                  --------------

202 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.29%

  6,304,737  CHARLES SCHWAB CORPORATION                                                                           $  136,182,319
     60,300  CME GROUP INCORPORATED                                                                                   35,417,205
    726,600  FRANKLIN RESOURCES INCORPORATED                                                                          92,641,500
  1,176,740  GOLDMAN SACHS GROUP INCORPORATED<<                                                                      255,046,628
    563,000  LEGG MASON INCORPORATED                                                                                  47,455,270
    865,500  T. ROWE PRICE GROUP INCORPORATED<<                                                                       48,199,695

                                                                                                                     614,942,617
                                                                                                                  --------------
TRANSPORTATION SERVICES: 3.13%
    856,500  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                   46,499,385
    841,400  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                    39,798,221

                                                                                                                      86,297,606
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,938,868,676)                                                                          2,732,681,363
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 14.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.65%
  6,615,062  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               6,615,062
  5,698,967  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               5,698,967
  5,698,967  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    5,698,967

                                                                                                                      18,012,996
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.19%
$ 4,559,173  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         4,557,851
    759,862  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           759,748
  3,799,311  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         3,786,583
  1,899,656  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007         1,899,675
  1,899,656  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008         1,899,409
  1,899,656  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008         1,896,787
  2,659,518  BANK OF MONTREAL                                                          5.08         10/22/2007         2,659,145
  6,838,760  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $6,841,837)                                                               5.40         10/01/2007         6,838,760
  2,659,518  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         2,659,119
  2,507,545  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         2,502,430
  2,068,497  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         2,063,077
  3,799,311  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102%  COLLATERALIZED (MATURITY VALUE $3,800,989)              5.30         10/01/2007         3,799,311
 10,638,071  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,642,814)                               5.35         10/01/2007        10,638,071
  1,519,724  BNP PARIBAS+/-                                                            5.33         05/07/2008         1,518,645
    817,787  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $818,148)                                                           5.29         10/01/2007           817,787
 11,397,933  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,402,996)                                                        5.33         10/01/2007        11,397,933
  2,051,628  CAFCO LLC++                                                               5.20         10/02/2007         2,051,320
  1,139,793  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007         1,137,138
  2,583,532  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         2,577,124
  2,659,518  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         2,656,406
  2,659,518  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007         2,658,348
  4,939,104  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         4,731,613
  3,799,311  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         3,799,311

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 203


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$   759,862  CIT GROUP INCORPORATED+/-                                                 5.67%        12/19/2007    $      755,782
    837,748  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           833,048
 12,973,275  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $12,979,037)                                                        5.33         10/01/2007        12,973,275
    379,931  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           379,931
    379,931  COMERICA BANK+/-                                                          5.82         02/08/2008           380,220
 24,266,879  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $24,277,698)                               5.35         10/01/2007        24,266,879
  4,559,173  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         4,559,173
  1,899,656  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008         1,899,523
  5,698,967  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         5,697,713
 11,397,933  EBBETS FUNDING LLC++                                                      5.90         10/01/2007        11,397,933
  4,179,242  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         4,173,767
    759,862  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           759,862
  3,799,311  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         3,794,334
  3,039,449  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007         3,037,686
  1,899,656  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007         1,889,701
  7,598,622  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         7,592,923
  2,803,892  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         2,791,639
  1,899,656  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007         1,899,371
  3,115,435  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         3,115,435
  1,975,642  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         1,970,466
    759,862  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           759,862
  1,899,656  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         1,897,851
  3,799,311  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         3,802,654
  4,939,104  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         4,939,104
  1,899,656  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008         1,898,193
 44,072,009  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $44,091,658)                               5.35         10/01/2007        44,072,009
  6,002,912  K2 (USA) LLC                                                              6.11         10/05/2007         5,999,430
  4,369,208  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         4,365,188
    759,862  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           759,862
  1,139,793  KESTREL FUNDING US LLC                                                    5.88         10/09/2007         1,138,460
  3,039,449  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         3,039,449
  3,799,311  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         3,793,536
  5,091,077  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         5,091,077
  5,622,980  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         5,627,591
  1,603,309  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007         1,603,309
 24,810,318  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $24,821,338)                                              5.33         10/01/2007        24,810,318
    351,436  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           351,067
  6,669,691  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         6,656,084
  3,799,311  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         3,798,209
  3,799,311  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         3,783,392
  1,017,304  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007         1,015,818
  2,165,607  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007         2,166,062
  1,899,656  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007         1,899,656
  1,443,738  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007         1,443,738

204 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   307,364  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19%        03/24/2008    $      307,001
  6,078,898  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         6,069,171
  2,887,476  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         2,886,206
  1,519,724  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007         1,519,755
  5,395,022  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         5,392,648
  5,243,049  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         5,227,006
  4,939,104  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         4,933,326
  2,735,504  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         2,733,753
  1,139,793  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007         1,139,132
  1,937,649  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008         1,937,649
  1,481,731  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008         1,481,481
  1,899,656  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008         1,901,270
  1,519,724  SLM CORPORATION+/-++                                                      5.81         05/12/2008         1,506,396
  2,355,573  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         2,354,748
  3,799,311  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         3,799,691
  3,799,311  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007         3,797,639
  4,635,160  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         4,625,704
    455,917  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           454,855
    439,276  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           439,268
  1,584,465  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007         1,578,919
  3,717,398  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         3,716,840
    607,890  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           607,622
  3,039,449  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         3,028,355
  1,899,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008         1,896,122
  1,899,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008         1,896,179
    759,862  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           759,642
  3,039,449  VERSAILLES CDS LLC                                                        5.39         10/16/2007         3,032,792
  3,799,311  VERSAILLES CDS LLC                                                        5.40         10/23/2007         3,787,115
  3,267,408  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         3,260,775
  1,899,656  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008         1,899,656
  3,799,311  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         3,799,691
  1,519,724  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007         1,514,180

                                                                                                                     391,470,758
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $409,483,754)                                                          409,483,754
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 0.99%
 27,238,094  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             27,238,094

TOTAL SHORT-TERM INVESTMENTS (COST $27,238,094)                                                                       27,238,094
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,375,590,524)*                                                 114.87%                                    $3,169,403,211

OTHER ASSETS AND LIABILITIES, NET                                      (14.87)                                      (410,302,070)
                                                                       ------                                     --------------

TOTAL NET ASSETS                                                       100.00%                                    $2,759,101,141
                                                                       ------                                     --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 205


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $27,238,094.

* Cost for federal income tax purposes is $2,427,793,788 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation               $828,787,064
      Gross unrealized depreciation                (87,177,641)
                                                  ------------
      Net unrealized appreciation (depreciation)  $741,609,423

      The accompanying notes are an integral part of these financial statements.

206 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.60%

AMUSEMENT & RECREATION SERVICES: 0.26%
     16,242  MULTIMEDIA GAMES INCORPORATED<<+                                                                     $      138,382
     28,891  WMS INDUSTRIES INCORPORATED+                                                                                956,292

                                                                                                                       1,094,674
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.12%
     10,315  ASHWORTH INCORPORATED+                                                                                       63,437
     17,838  CHARLOTTE RUSSE HOLDING INCORPORATED<<+                                                                     261,148
     16,417  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                398,605
     25,512  CHRISTOPHER & BANKS CORPORATION                                                                             309,205
     32,997  DRESS BARN INCORPORATED<<+                                                                                  561,279
     29,897  FINISH LINE INCORPORATED CLASS A+                                                                           129,753
     31,236  HOT TOPIC INCORPORATED+                                                                                     233,021
     12,779  JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                      427,074
     29,132  STAGE STORES INCORPORATED                                                                                   531,076
     22,893  THE CATO CORPORATION CLASS A<<                                                                              467,933
     21,668  TWEEN BRANDS INCORPORATED<<+                                                                                711,577
     12,516  ZUMIEZ INCORPORATED+                                                                                        555,335

                                                                                                                       4,649,443
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.83%
     21,333  GYMBOREE CORPORATION+                                                                                       751,775
     18,219  KELLWOOD COMPANY                                                                                            310,634
     13,627  MAIDENFORM BRANDS INCORPORATED+                                                                             216,397
     86,539  QUIKSILVER INCORPORATED<<+                                                                                1,237,508
     22,841  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       504,786
     10,276  VOLCOM INCORPORATED<<+                                                                                      436,936

                                                                                                                       3,458,036
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.22%
     11,248  LITHIA MOTORS INCORPORATED CLASS A                                                                          191,891
     13,233  MARINEMAX INCORPORATED<<+                                                                                   192,672
     21,817  SONIC AUTOMOTIVE INCORPORATED                                                                               522,299

                                                                                                                         906,862
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.05%
     10,302  MIDAS INCORPORATED+                                                                                         194,399
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
      8,694  M/I HOMES INCORPORATED<<                                                                                    120,760
     45,632  STANDARD-PACIFIC CORPORATION<<+                                                                             250,520

                                                                                                                         371,280
                                                                                                                  --------------
BUSINESS SERVICES: 8.31%
     38,121  AARON RENTS INCORPORATED<<                                                                                  850,098
     30,916  ABM INDUSTRIES INCORPORATED                                                                                 617,702
     16,716  ADMINISTAFF INCORPORATED<<                                                                                  606,791
     39,474  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                           1,066,982
     21,801  AMN HEALTHCARE SERVICES INCORPORATED+                                                                       408,333
     11,207  ANSOFT CORPORATION+                                                                                         369,607
     54,707  ANSYS INCORPORATED<<+                                                                                     1,869,338
     20,994  ARBITRON INCORPORATED                                                                                       951,868
      9,066  BANKRATE INCORPORATED<<+                                                                                    418,124
     31,012  BLACKBAUD INCORPORATED<<                                                                                    782,743

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 207


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     11,385  BLUE COAT SYSTEMS INCORPORATED<<+                                                                    $      896,683
     38,012  BRADY CORPORATION CLASS A                                                                                 1,363,871
     18,451  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                              790,441
     21,105  CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                                1,078,254
     19,173  CAPTARIS INCORPORATED+                                                                                      101,425
     38,375  CIBER INCORPORATED+                                                                                         299,709
     30,427  COGNEX CORPORATION                                                                                          540,384
     30,144  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                         950,139
     22,473  CYBERSOURCE CORPORATION<<+                                                                                  262,709
     41,057  EPICOR SOFTWARE CORPORATION+                                                                                565,355
     30,262  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     2,074,460
     16,333  GERBER SCIENTIFIC INCORPORATED+                                                                             177,213
     16,421  GEVITY HR INCORPORATED<<                                                                                    168,315
     29,251  HEALTHCARE SERVICES GROUP<<                                                                                 592,918
     12,783  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                             465,940
     61,220  INFORMATICA CORPORATION+                                                                                    961,154
     23,341  INFOSPACE INCORPORATED+                                                                                     409,868
     18,405  JDA SOFTWARE GROUP INCORPORATED+                                                                            380,247
     32,714  LABOR READY INCORPORATED<<+                                                                                 605,536
     13,250  LOJACK CORPORATION+                                                                                         251,220
     18,287  MANHATTAN ASSOCIATES INCORPORATED<<+                                                                        501,247
     22,666  MIVA INCORPORATED+                                                                                          106,984
     32,650  NAPSTER INCORPORATED+                                                                                       106,766
     14,222  NEOWARE INCORPORATED+                                                                                       230,681
     18,798  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  272,571
     23,937  OMNICELL INCORPORATED+                                                                                      683,162
     24,799  ON ASSIGNMENT INCORPORATED+                                                                                 231,623
     15,830  PCTEL INCORPORATED+                                                                                         120,150
     20,973  PERFICIENT INCORPORATED+                                                                                    458,680
     29,607  PHASE FORWARD INCORPORATED+                                                                                 592,436
     18,815  PHOENIX TECHNOLOGIES LIMITED+                                                                               201,509
     11,244  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                               596,719
     29,311  PROGRESS SOFTWARE CORPORATION+                                                                              888,123
     12,266  QUALITY SYSTEMS INCORPORATED<<                                                                              449,304
     18,473  RADIANT SYSTEMS INCORPORATED+                                                                               292,428
     15,509  RADISYS CORPORATION+                                                                                        193,087
     40,454  SECURE COMPUTING CORPORATION<<+                                                                             393,617
      9,247  SI INTERNATIONAL INCORPORATED<<+                                                                            264,187
     21,110  SMITH MICRO SOFTWARE INCORPORATED<<+                                                                        339,027
     39,529  SPHERION CORPORATION+                                                                                       326,510
     13,410  SPSS INCORPORATED+                                                                                          551,687
      7,979  STARTEK INCORPORATED<<                                                                                       80,827
     14,702  STRATASYS INCORPORATED<<+                                                                                   405,187
     22,968  SYKES ENTERPRISES INCORPORATED+                                                                             381,498
     11,672  SYNNEX CORPORATION+                                                                                         239,976
     52,100  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                               889,868
     19,477  THE KNOT INCORPORATED<<+                                                                                    414,081
     46,920  THQ INCORPORATED<<+                                                                                       1,172,062
     20,321  TRADESTATION GROUP INCORPORATED+                                                                            237,146
     47,489  UNITED ONLINE INCORPORATED                                                                                  712,810
     14,792  VIAD CORPORATION<<                                                                                          532,512
      9,628  VOLT INFORMATION SCIENCE INCORPORATED+                                                                      169,838
     31,624  WEBSENSE INCORPORATED<<+                                                                                    623,942

                                                                                                                      34,537,672
                                                                                                                  --------------

208 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CASINO & GAMING: 0.28%
 42,061  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                   $    1,145,321
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.92%
     30,703  ALPHARMA INCORPORATED CLASS A<<+                                                                            655,816
     17,252  ARCH CHEMICALS INCORPORATED                                                                                 808,774
     24,257  ARQULE INCORPORATED+                                                                                        172,952
      9,542  BRADLEY PHARMACEUTICALS INCORPORATED+                                                                       173,664
     20,033  CAMBREX CORPORATION                                                                                         218,159
     13,468  CHATTEM INCORPORATED<<+                                                                                     949,763
     24,203  GEORGIA GULF CORPORATION<<                                                                                  336,422
     42,763  HB FULLER COMPANY<<                                                                                       1,269,206
     21,820  IDEXX LABORATORIES INCORPORATED+                                                                          2,391,254
     48,641  IMMUCOR INCORPORATED<<+                                                                                   1,738,916
     10,985  MANNATECH INCORPORATED<<                                                                                     88,979
     22,721  MARTEK BIOSCIENCES CORPORATION<<+                                                                           659,591
     56,292  MGI PHARMA INCORPORATED<<+                                                                                1,563,792
     17,487  NOVEN PHARMACEUTICALS INCORPORATED+                                                                         278,568
     21,132  OM GROUP INCORPORATED<<+                                                                                  1,115,981
     29,649  OMNOVA SOLUTIONS INCORPORATED+                                                                              171,371
     19,448  PAREXEL INTERNATIONAL CORPORATION<<+                                                                        802,619
      6,337  PENFORD CORPORATION                                                                                         238,905
     21,400  PHARMERICA CORPORATION<<+                                                                                   319,288
     65,467  POLYONE CORPORATION+                                                                                        489,038
      7,111  QUAKER CHEMICAL CORPORATION                                                                                 167,251
     24,809  SCIELE PHARMA INCORPORATED<<+                                                                               645,530
     10,606  SURMODICS INCORPORATED<<+                                                                                   519,800
     29,152  TRONOX INCORPORATED CLASS B                                                                                 263,243
      5,951  USANA HEALTH SCIENCES INCORPORATED<<+                                                                       260,356

                                                                                                                      16,299,238
                                                                                                                  --------------
COAL MINING: 0.58%
     57,111  MASSEY ENERGY COMPANY                                                                                     1,246,162
     26,660  PENN VIRGINIA CORPORATION                                                                                 1,172,507

                                                                                                                       2,418,669
                                                                                                                  --------------
COMMUNICATIONS: 1.38%
     22,019  ANIXTER INTERNATIONAL INCORPORATED<<+                                                                     1,815,467
     12,936  AUDIOVOX CORPORATION CLASS A+                                                                               133,111
     35,963  BRIGHTPOINT INCORPORATED+                                                                                   539,808
     32,126  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                 390,010
     34,867  J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                  1,141,197
     46,426  LIVE NATION INCORPORATED<<+                                                                                 986,553
     22,702  NOVATEL WIRELESS INCORPORATED<<+                                                                            514,200
     57,043  RADIO ONE INCORPORATED CLASS D+                                                                             212,770

                                                                                                                       5,733,116
                                                                                                                  --------------
COMPUTERS-INTERGRATED SYSTEMS: 0.08%
     18,792  AGILYSYS INCORPORATED                                                                                       317,585
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.03%
     54,081  CHAMPION ENTERPRISES INCORPORATED<<+                                                                        593,809
     16,829  CHEMED CORPORATION                                                                                        1,046,091
     12,704  DREW INDUSTRIES INCORPORATED<<+                                                                             516,799
     45,330  EMCOR GROUP INCORPORATED<<+                                                                               1,421,549

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 209


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
     19,209  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                      $      292,553
     18,711  MATRIX SERVICE COMPANY+                                                                                     391,995

                                                                                                                       4,262,796
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 6.82%
     11,902  ALABAMA NATIONAL BANCORPORATION                                                                             927,404
     12,466  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       336,582
     38,839  BANK MUTUAL CORPORATION                                                                                     457,912
     30,248  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   262,250
     21,911  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                  340,497
     26,234  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            730,355
     41,928  BROOKLINE BANCORP INCORPORATED<<                                                                            485,946
     20,039  CASCADE BANCORP<<                                                                                           446,068
     21,424  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       625,581
     32,739  CHITTENDEN CORPORATION                                                                                    1,151,096
     20,972  COMMUNITY BANK SYSTEM INCORPORATED<<                                                                        409,373
     23,179  CORUS BANKSHARES INCORPORATED<<                                                                             301,791
     18,359  DIME COMMUNITY BANCSHARES                                                                                   274,834
     13,720  DOWNEY FINANCIAL CORPORATION<<                                                                              793,016
     44,226  EAST WEST BANCORP INCORPORATED                                                                            1,590,367
     53,376  FIRST BANCORP PUERTO RICO<<                                                                                 507,072
     45,175  FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                  499,636
     22,436  FIRST FINANCIAL BANCORP                                                                                     286,732
      9,070  FIRST INDIANA CORPORATION                                                                                   284,072
     34,828  FIRST MIDWEST BANCORP INCORPORATED                                                                        1,189,724
     10,270  FIRSTFED FINANCIAL CORPORATION<<+                                                                           508,879
     25,867  FLAGSTAR BANCORP INCORPORATED                                                                               251,686
     17,858  FRANKLIN BANK CORPORATION<<+                                                                                164,294
     27,263  FRONTIER FINANCIAL CORPORATION<<                                                                            636,046
     37,665  GLACIER BANCORP INCORPORATED<<                                                                              848,216
     28,343  HANMI FINANCIAL CORPORATION                                                                                 439,033
     14,016  INDEPENDENT BANK CORPORATION                                                                                154,877
     13,141  IRWIN FINANCIAL CORPORATION                                                                                 144,814
     17,089  JPMORGAN CHASE & COMPANY+                                                                                   239,417
     15,320  NARA BANK NATIONAL ASSOCIATION                                                                              239,298
     13,052  PRIVATEBANCORP INCORPORATED<<                                                                               454,732
     26,821  PROSPERITY BANCSHARES INCORPORATED                                                                          889,384
     22,706  PROVIDENT BANKSHARES CORPORATION<<                                                                          711,379
     20,879  SIGNATURE BANK+                                                                                             735,567
     52,020  SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,182,935
     12,678  STERLING BANCORPORATION (NEW YORK)                                                                          177,492
     51,409  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    586,577
     36,120  STERLING FINANCIAL CORPORATION                                                                              971,989
     36,733  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                       738,333
     52,787  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  576,962
     73,002  UCBH HOLDINGS INCORPORATED                                                                                1,276,075
     43,147  UMPQUA HOLDINGS CORPORATION                                                                                 863,371
     26,993  UNITED BANKSHARES INCORPORATED                                                                              821,667
     28,834  UNITED COMMUNITY BANKS INCORPORATED<<                                                                       707,010
     47,477  WHITNEY HOLDING CORPORATION                                                                               1,252,443
     12,401  WILSHIRE BANCORP INCORPORATED                                                                               136,039
     17,003  WINTRUST FINANCIAL CORPORATION                                                                              725,858

                                                                                                                      28,334,681
                                                                                                                  --------------

210 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DURABLE GOODS - CONSUMER: 0.07%
     15,959  STURM, RUGER & COMPANY INCORPORATED<<+                                                               $      285,826
                                                                                                                  --------------
EATING & DRINKING PLACES: 2.19%
     20,522  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                      360,572
     22,671  CEC ENTERTAINMENT INCORPORATED+                                                                             609,170
     44,433  CKE RESTAURANTS INCORPORATED<<                                                                              720,259
     10,439  IHOP CORPORATION<<                                                                                          661,102
     22,110  JACK IN THE BOX INCORPORATED+                                                                             1,433,612
     10,485  LANDRY'S RESTAURANTS INCORPORATED<<                                                                         277,433
     16,806  O'CHARLEYS INCORPORATED                                                                                     254,779
     18,159  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                   537,506
     15,134  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      369,875
     21,537  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                                820,775
     11,797  RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                   506,091
     13,383  RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                    190,708
     44,242  SONIC CORPORATION<<+                                                                                      1,035,263
     20,033  STEAK N SHAKE COMPANY<<+                                                                                    300,695
     37,870  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                       443,079
     44,387  TRIARC COMPANIES INCORPORATED CLASS B                                                                       555,281

                                                                                                                       9,076,200
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.07%
     16,495  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                               296,910
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.25%
     18,147  ALLETE INCORPORATED                                                                                         812,260
     12,005  AMERICAN STATES WATER COMPANY<<                                                                             468,195
     62,741  ATMOS ENERGY CORPORATION                                                                                  1,776,825
     37,174  AVISTA CORPORATION                                                                                          756,491
      7,174  CENTRAL VERMONT PUBLIC SERVICE                                                                              262,138
      9,538  CH ENERGY GROUP INCORPORATED<<                                                                              455,916
     42,163  CLECO CORPORATION                                                                                         1,065,459
     32,282  EL PASO ELECTRIC COMPANY+                                                                                   746,683
     50,487  ENERGEN CORPORATION                                                                                       2,883,817
     15,223  LACLEDE GROUP INCORPORATED                                                                                  491,398
     19,747  NEW JERSEY RESOURCES                                                                                        979,254
     18,703  NORTHWEST NATURAL GAS COMPANY                                                                               854,727
     52,120  PIEDMONT NATURAL GAS COMPANY<<                                                                            1,307,691
     20,767  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        722,692
     84,457  SOUTHERN UNION COMPANY                                                                                    2,627,447
     29,841  SOUTHWEST GAS CORPORATION                                                                                   844,202
     75,009  UGI CORPORATION                                                                                           1,948,734
     17,704  UIL HOLDINGS CORPORATION                                                                                    557,676
     24,852  UNISOURCE ENERGY CORPORATION<<                                                                              742,826
     47,876  WASTE CONNECTIONS INCORPORATED<<+                                                                         1,520,542

                                                                                                                      21,824,973
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.16%
     18,330  ACTEL CORPORATION+                                                                                          196,681
     30,713  ACUITY BRANDS INCORPORATED<<                                                                              1,550,392
     83,680  ADAPTEC INCORPORATED+                                                                                       319,658
     25,149  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                    379,750
     45,752  AMIS HOLDINGS INCORPORATED+                                                                                 444,252
     15,585  AO SMITH CORPORATION                                                                                        683,870
      8,699  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                      117,610

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 211


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     77,428  ARRIS GROUP INCORPORATED<<+                                                                          $      956,236
     24,172  ATMI INCORPORATED+                                                                                          719,117
     32,275  BALDOR ELECTRIC COMPANY<<                                                                                 1,289,386
      8,368  BEL FUSE INCORPORATED CLASS B                                                                               290,035
     50,756  BENCHMARK ELECTRONICS INCORPORATED<<+                                                                     1,211,546
     18,061  C&D TECHNOLOGIES INCORPORATED<<+                                                                             89,944
     35,386  C-COR INCORPORATED+                                                                                         406,585
      6,624  CATAPULT COMMUNICATIONS CORPORATION+                                                                         50,607
     19,210  CERADYNE INCORPORATED<<+                                                                                  1,454,965
     27,706  CHECKPOINT SYSTEMS INCORPORATED+                                                                            731,161
     16,333  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                     873,652
     25,239  CTS CORPORATION                                                                                             325,583
     10,905  CUBIC CORPORATION                                                                                           459,864
     22,485  CYMER INCORPORATED+                                                                                         863,199
     21,796  DIODES INCORPORATED<<+                                                                                      699,652
     13,153  DIONEX CORPORATION+                                                                                       1,045,137
     23,395  DITECH NETWORKS INCORPORATED+                                                                               123,292
     20,034  DSP GROUP INCORPORATED+                                                                                     317,138
     19,829  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 475,103
     34,511  EXAR CORPORATION<<+                                                                                         450,714
     15,807  GREATBATCH INCORPORATED+                                                                                    420,308
     55,790  HARMONIC INCORPORATED<<+                                                                                    591,932
     18,341  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                       451,189
     15,730  LITTELFUSE INCORPORATED+                                                                                    561,404
     21,243  MAGNETEK INCORPORATED+                                                                                      101,966
     15,944  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      163,904
     26,780  METHODE ELECTRONICS INCORPORATED                                                                            403,039
     53,663  MICROSEMI CORPORATION<<                                                                                   1,496,124
     29,871  MOOG INCORPORATED CLASS A<<+                                                                              1,312,510
      3,319  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     175,907
     14,303  PARK ELECTROCHEMICAL CORPORATION                                                                            480,295
     18,307  PERICOM SEMICONDUCTOR+                                                                                      214,558
     29,444  PHOTRONICS INCORPORATED+                                                                                    335,956
     32,619  PLEXUS CORPORATION+                                                                                         893,761
     21,937  REGAL-BELOIT CORPORATION                                                                                  1,050,563
     12,483  ROGERS CORPORATION<<+                                                                                       514,175
    112,885  SKYWORKS SOLUTIONS INCORPORATED<<                                                                         1,020,480
     16,308  STANDARD MICROSYSTEMS CORPORATION<<+                                                                        626,553
      9,706  SUPERTEX INCORPORATED<<+                                                                                    387,075
     32,662  SYMMETRICOM INCORPORATED+                                                                                   153,511
     18,463  SYNAPTICS INCORPORATED+                                                                                     881,793
     28,769  TECHNITROL INCORPORATED                                                                                     775,325
      9,332  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       94,440
     29,736  TTM TECHNOLOGIES INCORPORATED+                                                                              344,046
     10,079  UNIVERSAL ELECTRONICS INCORPORATED+                                                                         327,568
     53,815  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                 2,880,179
     18,202  VIASAT INCORPORATED+                                                                                        561,168
     13,454  VICOR CORPORATION                                                                                           163,062

                                                                                                                      33,907,920
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.75%
      9,493  CDI CORPORATION                                                                                             264,665
     21,409  LIFECELL CORPORATION<<+                                                                                     804,336
     15,602  MAXMUS INCORPORATED                                                                                         679,935
     13,132  PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                   381,222

212 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     46,483  REGENERON PHARMACEUTICAL INCORPORATED+                                                               $      827,397
     41,064  TETRA TECH INCORPORATED+                                                                                    867,272
     37,545  URS CORPORATION<<+                                                                                        2,119,415
     29,713  WATSON WYATT & COMPANY HOLDINGS                                                                           1,335,302

                                                                                                                       7,279,544
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.31%
     48,349  APTARGROUP INCORPORATED                                                                                   1,830,977
     18,501  GRIFFON CORPORATION<<+                                                                                      279,365
      7,676  GULF ISLAND FABRICATION INCORPORATED                                                                        294,682
      8,938  MATERIAL SCIENCES CORPORATION+                                                                               94,922
     25,597  MOBILE MINI INCORPORATED<<+                                                                                 618,424
     14,126  NCI BUILDING SYSTEMS INCORPORATED<<+                                                                        610,384
     56,828  SHAW GROUP INCORPORATED+                                                                                  3,301,707
     26,255  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  836,222
     12,159  VALMONT INDUSTRIES INCORPORATED                                                                           1,031,691
     22,049  WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     676,904

                                                                                                                       9,575,278
                                                                                                                  --------------
FINANCE COMPANIES: 0.02%
     18,891  REWARDS NETWORK INCORPORATED+                                                                                91,621
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.90%
      7,164  BOSTON BEER COMPANY INCORPORATED                                                                            348,600
     52,301  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  2,399,047
     54,660  FLOWERS FOODS INCORPORATED<<                                                                              1,191,588
      9,849  J & J SNACK FOODS CORPORATION                                                                               342,942
     21,885  LANCE INCORPORATED                                                                                          503,793
      8,716  PEET'S COFFEE & TEA INCORPORATED<<+                                                                         243,264
     18,255  RALCORP HOLDINGS INCORPORATED<<+                                                                          1,018,994
     10,766  SANDERSON FARMS INCORPORATED                                                                                448,619
     21,956  TREEHOUSE FOODS INCORPORATED+                                                                               593,910
     30,128  UNITED NATURAL FOODS INCORPORATED<<+                                                                        820,084

                                                                                                                       7,910,841
                                                                                                                  --------------
FOOD STORES: 0.32%
     13,823  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                        421,049
     22,554  PANERA BREAD COMPANY<<+                                                                                     920,203

                                                                                                                       1,341,252
                                                                                                                  --------------
FOOTWEAR: 1.17%
     57,384  CROCS INCORPORATED<<+                                                                                     3,859,074
      8,997  DECKERS OUTDOOR CORPORATION<<+                                                                              987,871

                                                                                                                       4,846,945
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.36%
      8,305  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                    86,206
     21,109  ETHAN ALLEN INTERIORS INCORPORATED                                                                          690,053
     36,440  LA-Z-BOY INCORPORATED<<                                                                                     268,927
     31,914  SELECT COMFORT CORPORATION<<+                                                                               445,200

                                                                                                                       1,490,386
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 213


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES: 0.50%
     27,781  CABELA'S INCORPORTED<<+                                                                              $      657,021
     35,644  CASEY'S GENERAL STORES INCORPORATED                                                                         987,339
     28,271  FRED'S INCORPORATED                                                                                         297,694
     18,552  STEIN MART INCORPORATED                                                                                     141,181

                                                                                                                       2,083,235
                                                                                                                  --------------
HEALTH SERVICES: 2.83%
     18,264  AMEDISYS INCORPORATED<<+                                                                                    701,703
     21,705  AMSURG CORPORATION<<+                                                                                       500,734
     22,513  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      393,302
     17,404  CRYOLIFE INCORPORATED+                                                                                      164,468
     21,953  ENZO BIOCHEM INCORPORATED<<+                                                                                249,167
     19,658  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       377,630
     24,875  HEALTHWAYS INCORPORATED<<+                                                                                1,342,504
     48,297  HOOPER HOLMES INCORPORATED+                                                                                 113,981
     22,694  INVENTIV HEALTH INCORPORATED<<+                                                                             994,451
     14,127  LCA-VISION INCORPORATED<<                                                                                   415,178
     10,135  LHC GROUP INCORPORATED<<+                                                                                   217,598
     14,999  MATRIA HEALTHCARE INCORPORATED+                                                                             392,374
      9,579  MEDCATH CORPORATION+                                                                                        263,039
     22,197  NAUTILUS GROUP INCORPORATED<<                                                                               176,910
     23,218  ODYSSEY HEALTHCARE INCORPORATED+                                                                            223,125
     34,494  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,256,597
     12,063  REHABCARE GROUP INCORPORATED+                                                                               212,188
     39,468  SIERRA HEALTH SERVICES INCORPORATED<<+                                                                    1,665,155
     31,521  SUNRISE SENIOR LIVING INCORPORATED<<+                                                                     1,114,898

                                                                                                                      11,775,002
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.30%
      9,297  4KIDS ENTERTAINMENT INCORPORATED+                                                                           163,534
     22,636  ACADIA REALTY TRUST                                                                                         614,115
     33,039  COLONIAL PROPERTIES TRUST<<                                                                               1,133,238
     16,725  EASTGROUP PROPERTIES INCORPORATED<<                                                                         756,974
     18,765  ENTERTAINMENT PROPERTIES TRUST                                                                              953,262
     17,705  ESSEX PROPERTY TRUST INCORPORATED                                                                         2,081,577
     40,870  INLAND REAL ESTATE CORPORATION                                                                              633,076
     23,014  KILROY REALTY CORPORATION                                                                                 1,395,339
     20,345  KITE REALTY GROUP TRUST                                                                                     382,486
     14,471  LTC PROPERTIES INCORPORATED                                                                                 342,529
     34,887  MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                     464,695
     17,953  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                            894,957
     47,210  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,150,980
     11,194  PARKWAY PROPERTIES INCORPORATED                                                                             494,103
     11,265  PS BUSINESS PARKS INCORPORATED                                                                              640,415
     15,184  SOVRAN SELF STORAGE INCORPORATED                                                                            696,035
     22,028  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                894,117

                                                                                                                      13,691,432
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.42%
     21,396  BELL MICROPRODUCTS INCORPORATED<<+                                                                          133,083
     15,542  COST PLUS INCORPORATED<<+                                                                                    62,479
     20,844  GUITAR CENTER INCORPORATED<<+                                                                             1,236,049
     15,970  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                    140,057
     20,995  TUESDAY MORNING CORPORATION<<                                                                               188,745

                                                                                                                       1,760,413
                                                                                                                  --------------

214 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
     15,202  MARCUS CORPORATION                                                                                   $      291,878
      9,943  MONARCH CASINO & RESORT INCORPORATED+                                                                       282,878

                                                                                                                         574,756
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
     14,247  A.S.V. INCORPORATED<<+                                                                                      199,885
     13,230  ASTEC INDUSTRIES INCORPORATED+                                                                              760,064
     71,862  AXCELIS TECHNOLOGIES INCORPORATED+                                                                          367,215
     12,333  BLACK BOX CORPORATION                                                                                       527,359
     34,977  BRIGGS & STRATTON CORPORATION<<                                                                             880,721
     49,528  BROOKS AUTOMATION INCORPORATED<<+                                                                           705,279
      6,729  CASCADE CORPORATION                                                                                         438,529
     19,064  DRIL-QUIP INCORPORATED+                                                                                     940,808
     15,156  ENPRO INDUSTRIES INCORPORATED+                                                                              615,334
     37,616  GARDNER DENVER INCORPORATED+                                                                              1,467,024
     15,158  INTEVAC INCORPORATED+                                                                                       230,402
     19,850  KAYDON CORPORATION<<                                                                                      1,032,002
     37,937  KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                  321,706
     47,623  LENNOX INTERNATIONAL INCORPORATED                                                                         1,609,657
      8,205  LINDSAY MANUFACTURING COMPANY<<                                                                             359,215
     10,516  LUFKIN INDUSTRIES INCORPORATED                                                                              578,590
     88,279  MANITOWOC COMPANY INCORPORATED                                                                            3,908,994
     28,673  MICROS SYSTEMS INCORPORATED<<+                                                                            1,865,752
     12,782  NATCO GROUP INCORPORATED<<+                                                                                 661,469
     24,639  NETGEAR INCORPORATED<<+                                                                                     749,518
     12,341  PLANAR SYSTEMS INCORPORATED+                                                                                 82,808
     12,034  ROBBINS & MYERS INCORPORATED                                                                                689,428
     18,199  SCANSOURCE INCORPORATED+                                                                                    511,574
     27,939  TORO COMPANY                                                                                              1,643,651
     16,403  ULTRATECH INCORPORATED+                                                                                     227,346
     17,325  WATSCO INCORPORATED<<                                                                                       804,400
     20,876  WOODWARD GOVERNOR COMPANY                                                                                 1,302,662

                                                                                                                      23,481,392
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.27%
     25,934  HILB, ROGAL & HAMILTON COMPANY                                                                            1,123,720
                                                                                                                  --------------
INSURANCE CARRIERS: 3.17%
     36,892  AMERIGROUP CORPORATION<<+                                                                                 1,272,036
     30,725  CENTENE CORPORATION<<+                                                                                      660,895
     30,931  DELPHI FINANCIAL GROUP INCORPORATED CLASS A<<                                                             1,250,231
     47,667  FREMONT GENERAL CORPORATION<<+                                                                              185,901
     25,806  HEALTHEXTRAS INCORPORATED+                                                                                  718,181
     13,596  INFINITY PROPERTY & CASUALTY CORPORATION<<                                                                  546,831
     11,802  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                  460,042
     40,729  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            1,683,737
     15,171  PRESIDENTIAL LIFE CORPORATION                                                                               257,300
     23,457  PROASSURANCE CORPORATION+                                                                                 1,263,629
     13,880  RLI CORPORATION                                                                                             787,274
     11,424  SAFETY INSURANCE GROUP INCORPORATED                                                                         410,579
      5,813  SCPIE HOLDINGS INCORPORATED+                                                                                129,339
     37,628  SELECTIVE INSURANCE GROUP INCORPORATED                                                                      800,724
     12,863  STEWART INFORMATION SERVICES CORPORATION                                                                    440,815
     14,198  TOWER GROUP INCORPORATED                                                                                    371,704
      8,707  TRIAD GUARANTY INCORPORATED<<+                                                                              165,172

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 215


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
     15,572  UNITED FIRE & CASUALTY COMPANY<<                                                                     $      608,709
     26,075  ZENITH NATIONAL INSURANCE CORPORATION                                                                     1,170,507

                                                                                                                      13,183,606
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 0.43%
     31,121  BROWN SHOE COMPANY INCORPORATED                                                                             603,747
     16,039  GENESCO INCORPORATED+                                                                                       739,879
     18,820  K-SWISS INCORPORATED                                                                                        431,166

                                                                                                                       1,774,792
                                                                                                                  --------------
LEGAL SERVICES: 0.08%
      6,333  Pre-PAID Legal Services Incorporated<<                                                                      351,228
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.25%
     11,068  COACHMEN INDUSTRIES INCORPORATED+                                                                            74,156
      7,468  DELTIC TIMBER CORPORATION                                                                                   425,079
      4,782  SKYLINE CORPORATION                                                                                         143,843
     13,387  UNIVERSAL FOREST PRODUCTS                                                                                   400,271

                                                                                                                       1,043,349
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:8.65%
     50,667  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                           858,806
      9,849  ANALOGIC CORPORATION                                                                                        627,972
     19,325  ARTHROCARE CORPORATION<<+                                                                                 1,080,074
     16,808  BIOLASE TECHNOLOGY INCORPORATED<<+                                                                          114,967
     21,992  COHERENT INCORPORATED+                                                                                      705,503
     16,110  COHU INCORPORATED                                                                                           302,063
     19,824  CONMED CORPORATION+                                                                                         554,874
     31,513  COOPER COMPANIES INCORPORATED<<                                                                           1,651,911
     15,535  CYBERONICS INCORPORATED<<+                                                                                  216,558
      9,073  DATASCOPE CORPORATION                                                                                       306,758
     16,628  DJ ORTHOPEDICS INCORPORATED+                                                                                816,435
     11,969  EDO CORPORATION<<                                                                                           670,384
     18,158  ESTERLINE TECHNOLOGIES CORPORATION<<                                                                      1,035,914
     11,672  FARO TECHNOLOGIES INCORPORATED+                                                                             515,319
     25,462  FEI COMPANY<<+                                                                                              800,271
     46,648  FLIR SYSTEMS INCORPORATED<<+                                                                              2,583,833
     32,125  FOSSIL INCORPORATED<<+                                                                                    1,200,190
     18,659  HAEMONETICS CORPORATION<<+                                                                                  922,128
     37,891  HOLOGIC INCORPORATED<<+                                                                                   2,311,351
      9,055  ICU MEDICAL INCORPORATED+                                                                                   350,881
     12,932  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                            628,237
     49,746  ION GEOPHYSICAL CORPORATION<<+                                                                              687,987
     21,341  ITRON INCORPORATED<<+                                                                                     1,986,207
      9,946  KEITHLEY INSTRUMENTS INCORPORATED                                                                           105,428
      8,406  KENSEY NASH CORPORATION+                                                                                    219,481
     47,764  KOPIN CORPORATION+                                                                                          181,981
     23,787  MENTOR CORPORATION<<                                                                                      1,095,391
     28,003  MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                         849,051
     19,499  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         253,097
     35,629  MKS INSTRUMENTS INCORPORATED<<+                                                                             677,664
     12,584  MTS SYSTEMS CORPORATION                                                                                     523,494
     27,851  NEWPORT CORPORATION<<+                                                                                      424,171
     12,262  OSTEOTECH INCORPORATED+                                                                                      92,210
     12,933  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                                368,461
     11,719  PHOTON DYNAMICS INCORPORATED<<+                                                                             106,057

216 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     15,984   POLYMEDICA CORPORATION<<                                                                            $      839,480
     12,036   POSSIS MEDICAL INCORPORATED+                                                                               163,088
     51,910   RESPIRONICS INCORPORATED+                                                                                2,493,237
     20,512   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                         283,681
     18,301   SONIC SOLUTIONS<<+                                                                                         191,611
     24,935   SYMMETRY MEDICAL INCORPORATED+                                                                             416,415
     24,653   TELEDYNE TECHNOLOGIES INCORPORATED<<+                                                                    1,316,224
     23,391   THERAGENICS CORPORATION+                                                                                   105,026
     83,584   TRIMBLE NAVIGATION LIMITED+                                                                              3,277,329
     22,334   VEECO INSTRUMENTS INCORPORATED<<+                                                                          432,833
      5,603   VITAL SIGNS INCORPORATED                                                                                   292,140
     20,259   X-RITE INCORPORATED<<+                                                                                     292,540

                                                                                                                      35,928,713
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.34%
     22,495   INVACARE CORPORATION                                                                                       525,933
     47,379   PSS WORLD MEDICAL INCORPORATED<<+                                                                          906,360

                                                                                                                       1,432,293
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.12%
     15,673   AMCOL INTERNATIONAL CORPORATION<<                                                                          518,620
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.70%
     50,492   CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                    453,418
     23,430   DAKTRONICS INCORPORATED<<                                                                                  637,765
     19,804   JAKKS PACIFIC INCORPORATED+                                                                                528,965
     11,589   LYDALL INCORPORATED+                                                                                       107,546
     14,951   RC2 CORPORATION+                                                                                           413,993
     11,755   RUSS BERRIE & COMPANY INCORPORATED                                                                         197,484
     24,795   SHUFFLE MASTER INCORPORATED<<+                                                                             370,685
      8,742   STANDEX INTERNATIONAL CORPORATION                                                                          180,785

                                                                                                                       2,890,641
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.37%
     15,836   BIG 5 SPORTING GOODS CORPORATION                                                                           296,133
     11,180   BLUE NILE INCORPORATED<<+                                                                                1,052,262
     20,794   CASH AMERICA INTERNATIONAL INCORPORATED                                                                    781,854
     21,889   HIBBETT SPORTS INCORPORATED<<+                                                                             542,847
     17,544   JO ANN STORES INCORPORATED<<+                                                                              370,178
     22,319   LONGS DRUG STORES CORPORATION                                                                            1,108,585
     13,563   NORTH AMERICAN WATCH CORPORATION                                                                           432,931
     28,723   SPECTRUM BRANDS INCORPORATED<<+                                                                            166,593
     11,977   STAMPS.COM INCORPORATED<<+                                                                                 143,365
     34,501   ZALE CORPORATION<<+                                                                                        798,353

                                                                                                                       5,693,101
                                                                                                                  --------------
MOTION PICTURES: 0.16%
     24,349   AVID TECHNOLOGY INCORPORATED<<+                                                                            659,371
                                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.93%
     17,646   ARKANSAS BEST CORPORATION<<                                                                                576,318
     20,724   FORWARD AIR CORPORATION                                                                                    617,161
     40,791   HEARTLAND EXPRESS INCORPORATED<<                                                                           582,495
     38,615   LANDSTAR SYSTEM INCORPORATED                                                                             1,620,672
     19,940   OLD DOMINION FREIGHT LINE+                                                                                 477,962
                                                                                                                       3,874,608
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 217


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.33%
     18,140   FINANCIAL FEDERAL CORPORATION<<                                                                     $      508,101
     19,646   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                460,109
     12,309   WORLD ACCEPTANCE CORPORATION+                                                                              407,182

                                                                                                                       1,375,392
                                                                                                                  --------------

OIL & GAS EXTRACTION: 4.76%
     19,389   ATWOOD OCEANICS INCORPORATED+                                                                            1,484,422
     68,151   CABOT OIL & GAS CORPORATION<<                                                                            2,396,189
     64,247   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                             2,727,928
     38,345   OCEANEERING INTERNATIONAL INCORPORATED<<+                                                                2,906,551
     10,483   PETROLEUM DEVELOPMENT CORPORATION+                                                                         464,921
     34,938   PIONEER DRILLING COMPANY+                                                                                  425,545
     17,015   SEACOR HOLDINGS INCORPORATED+                                                                            1,618,127
     44,645   ST. MARY LAND & EXPLORATION COMPANY                                                                      1,592,487
     19,709   STONE ENERGY CORPORATION+                                                                                  788,557
     11,066   SUPERIOR WELL SERVICES                                                                                     251,530
     21,146   SWIFT ENERGY COMPANY+                                                                                      865,294
     51,008   TETRA TECHNOLOGIES INCORPORATED<<+                                                                       1,078,309
     32,672   UNIT CORPORATION+                                                                                        1,581,325
     21,537   W-H ENERGY SERVICES INCORPORATED+                                                                        1,588,354

                                                                                                                      19,769,539
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS: 0.77%
     27,476   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         415,987
     20,482   CARAUSTAR INDUSTRIES INCORPORATED+                                                                          91,350
     14,003   CHESAPEAKE CORPORATION+                                                                                    118,465
     10,515   NEENAH PAPER INCORPORATED                                                                                  347,941
     39,687   PLAYTEX PRODUCTS INCORPORATED+                                                                             725,478
     24,811   ROCK-TENN COMPANY CLASS A                                                                                  717,038
     11,054   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                              257,558
      8,885   STANDARD REGISTER COMPANY                                                                                  112,928
     35,598   WAUSAU PAPER CORPORATION                                                                                   396,918

                                                                                                                       3,183,663
                                                                                                                  --------------
PERSONAL SERVICES: 0.45%
      6,746   ANGELICA CORPORATION                                                                                       132,964
     19,636   COINSTAR INCORPORATED+                                                                                     631,690
      3,729   CPI CORPORATION                                                                                            143,641
     14,983   G & K SERVICES INCORPORATED CLASS A                                                                        602,317
     10,035   UNIFIRST CORPORATION                                                                                       375,911

                                                                                                                       1,886,523
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.40%
     29,710   HEADWATERS INCORPORATED<<+                                                                                 442,085
     12,132   WD-40 COMPANY                                                                                              414,186
     20,121   WORLD FUEL SERVices Corporation                                                                            821,138

                                                                                                                       1,677,409
                                                                                                                  --------------
PHARMACEUTICALS: 0.20%
      8,987   KENDLE INTERNATIONAL INCORPORATED<<+                                                                       373,230
     30,770   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                      447,704

                                                                                                                         820,934
                                                                                                                  --------------

218 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
PHARMACEUTICALS: 0.11%
     49,128   ViroPharma Incorporated<<+                                                                          $      437,239
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 2.52%
     31,760   BELDEN CDT INCORPORATED<<                                                                                1,489,862
     14,348   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   744,518
     20,463   CENTURY ALUMINUM COMPANY<<+                                                                              1,077,377
     31,263   CURTISS-WRIGHT CORPORATION                                                                               1,484,993
     20,997   GIBRALTAR INDUSTRIES INCORPORATED                                                                          388,445
     26,087   MUELLER INDUSTRIES INCORPORATED                                                                            942,784
     26,167   QUANEX CORPORATION                                                                                       1,229,326
     16,250   RTI INTERNATIONAL METALS INCORPORATED<<+                                                                 1,287,975
     19,239   TEXAS INDUSTRIES INCORPORATED                                                                            1,510,262
     17,276   TREDEGAR CORPORATION                                                                                       298,011

                                                                                                                      10,453,553
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
     19,772   BOWNE & COMPANY INCORPORATED                                                                               329,402
      9,666   CONSOLIDATED GRAPHICS INCORPORATED+                                                                        606,928

                                                                                                                         936,330
                                                                                                                  --------------

RAILROAD TRANSPORTATION: 0.42%
     54,085   KANSAS CITY SOUTHERN<<+                                                                                  1,739,914
                                                                                                                  --------------
REAL ESTATE: 0.06%
     18,453   MERITAGE CORPORATION<<+                                                                                    260,556
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.53%
     45,058   LEXINGTON CORPORATE PROPERTIES TRUST                                                                       901,611
     58,865   SENIOR HOUSING PROPERTIES TRUST                                                                          1,298,562

                                                                                                                       2,200,173
                                                                                                                  --------------
RETAIL, TRADE & SERVICES: 0.46%
     37,465   MEN'S WEARHOUSE INCORPORATED                                                                             1,892,732
                                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
     19,181   A. SCHULMAN INCORPORATED                                                                                   378,441
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.80%
     31,228   INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                              1,342,179
     38,065   LABRANCHE & COMPANY INCORPORATED<<+                                                                        178,144
     31,014   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                        810,706
     13,006   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      697,122
     15,799   SWS GROUP INCORPORATED                                                                                     279,484

                                                                                                                       3,307,635
                                                                                                                  --------------

SOCIAL SERVICES: 0.10%
     17,503   RES-CARE INCORPORATED+                                                                                     399,769
                                                                                                                  --------------
SOFTWARE: 0.20%
     18,687   EPIQ SYSTEMS INCORPORATED+                                                                                 351,689
     13,671   MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                               491,883

                                                                                                                         843,572
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 219


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.52%
     20,338   APOGEE ENTERPRISES INCORPORATED                                                                     $      527,568
     16,773   CABOT MICROELECTRONICS CORPORATION<<+                                                                      717,046
     14,295   CARBO CERAMICS INCORPORATED<<                                                                              725,185
     10,226   LIBBEY INCORPORATED                                                                                        179,160

                                                                                                                       2,148,959
                                                                                                                  --------------
TEXTILE MILL PRODUCTS: 0.68%
     18,447   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   691,578
     38,543   INTERFACE INCORPORATED                                                                                     695,701
     10,939   OXFORD INDUSTRIES INCORPORATED                                                                             395,117
     37,618   WOLVERINE WORLD WIDE INCORPORATED                                                                        1,030,733

                                                                                                                       2,813,129
                                                                                                                  --------------

TEXTILES - PRODUCTS: 0.23%
     39,948   ICONIX BRAND GROUP INCORPORATED<<+                                                                         950,363
                                                                                                                  --------------
TOBACCO PRODUCTS: 0.10%
     62,463   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                   408,508
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.50%
     16,699   BRISTOW GROUP INCORPORATED<<+                                                                              729,913
     25,784   FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                 159,603
     20,216   MESA AIR GROUP INCORPORATED+                                                                                89,759
     43,759   SKYWEST INCORPORATED                                                                                     1,101,414

                                                                                                                       2,080,689
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.86%
     26,596   AAR CORPORATION+                                                                                           806,923
      8,683   ARCTIC CAT INCORPORATED                                                                                    142,054
     35,038   CLARCOR INCORPORATED<<                                                                                   1,198,650
     45,205   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                      386,503
     39,617   GENCORP INCORPORATED<<+                                                                                    473,819
     16,915   GROUP 1 AUTOMOTIVE INCORPORATED                                                                            567,837
     16,219   HORNBECK OFFSHORE<<+                                                                                       595,237
     21,076   MONACO COACH CORPORATION                                                                                   295,696
     25,132   POLARIS INDUSTRIES INCORPORATED<<                                                                        1,096,258
      8,526   STANDARD MOTOR PRODUCTS INCORPORATED                                                                        80,144
     16,291   Superior Industries International Incorporated                                                             353,352
     11,710   TRIUMPH GROUP INCORPORATED                                                                                 956,824
     21,307   WABASH NATIONAL CORPORATION                                                                                240,556
     21,660   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                        517,241

                                                                                                                       7,711,094
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.20%
     27,788   HUB GROUP INCORPORATED CLASS A<<+                                                                          834,474
                                                                                                                  --------------
WATER TRANSPORTATION: 0.40%
     37,562   KIRBY CORPORATION+                                                                                       1,657,987
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.31%
     27,924   HAIN CELESTIAL GROUP INCORPORATED+                                                                         897,198
     19,791   MYERS INDUSTRIES INCORPORATED                                                                              392,258
      9,470   NASH FINCH COMPANY                                                                                         377,190
     24,950   PERFORMANCE FOOD GROUP COMPANY<<+                                                                          751,744
     12,646   SCHOOL SPECIALTY INCORPORATED+                                                                             437,931
     15,363   SPARTAN STORES INCORPORATED                                                                                346,128

220 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
     24,445   TRACTOR SUPPLY COMPANY<<+                                                                           $    1,126,670
     19,730   UNITED STATIONERS INCORPORATED<<+                                                                        1,095,410

                                                                                                                       5,424,529
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.44%
     11,354   A.M. CASTLE & COMPANY                                                                                      370,140
     25,830   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                             796,339
     31,627   BARNES GROUP INCORPORATED                                                                                1,009,534
     20,688   BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                  218,879
     17,752   DIGI INTERNATIONAL INCORPORATED+                                                                           252,788
     34,548   INSIGHT ENTERPRISES INCORPORATED+                                                                          891,684
     17,254   KAMAN CORPORATION CLASS A                                                                                  596,298
     11,658   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                               556,786
     40,734   KNIGHT TRANSPORTATION INCORPORATED<<                                                                       701,032
      2,938   LAWSON PRODUCTS INCORPORATED                                                                               102,272
     38,060   LKQ CORPORATION<<+                                                                                       1,324,869
     28,391   OWENS & MINOR INCORPORATED                                                                               1,081,413
     29,472   PEP BOYS-MANNY, MOE & JACK<<                                                                               413,492
     34,712   POOL CORPORATION<<                                                                                         867,093
     18,672   RYERSON INCORPORATED<<                                                                                     629,993
     24,328   TYLER TECHNOLOGIES INCORPORATED+                                                                           324,760

                                                                                                                      10,137,372
                                                                                                                  --------------
WIRELESS COMMUNICATIONS: 0.08%
     19,867   AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                       350,255
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $317,246,785)                                                                              409,572,473
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 37.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.67%
  2,542,218   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              2,542,218
  2,190,155   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              2,190,155
  2,190,155   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,190,155

                                                                                                                       6,922,528
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 36.22%
$ 1,752,124   ALPINE SECURITIZATION CORPORATION                                        5.30%        10/03/2007         1,751,616
    292,021   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.30         10/02/2007           291,977
  1,460,104   ATLANTIC ASSET SECURITIZATION CORPORATION                                5.30         10/24/2007         1,455,212
    730,052   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.03         10/25/2007           730,059
    730,052   BANCO SANTANDER TOTTA LOAN+/-++                                          5.76         10/15/2008           729,957
    730,052   BANK OF IRELAND SERIES EXTC+/-++                                         5.35         10/14/2008           728,949
  1,022,072   BANK OF MONTREAL                                                         5.08         10/22/2007         1,021,929
  2,628,186   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,629,369)                                                        5.40         10/01/2007         2,628,186
  1,022,072   BARTON CAPITAL CORPORATION                                               5.23         10/02/2007         1,021,919
    963,668   BARTON CAPITAL CORPORATION                                               5.24         10/15/2007           961,702
    794,939   BARTON CAPITAL CORPORATION                                               5.27         10/19/2007           792,856
  1,460,104   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,460,749)              5.30         10/01/2007         1,460,104

  4,088,290   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED(MATURITY VALUE $4,090,113)                           5.35         10/01/2007         4,088,290

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 221


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   584,041   BNP PARIBAS+/-                                                           5.33%        05/07/2008    $      583,627
    314,282   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $314,421)                                                5.29         10/01/2007           314,282
  4,380,311   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,382,257)                                              5.33         10/01/2007         4,380,311
    788,456   CAFCO LLC++                                                              5.20         10/02/2007           788,338
    438,031   CANCARA ASSET SECURITIZATION LIMITED++                                   5.19         10/17/2007           437,010
    992,870   CHARIOT FUNDING LLC                                                      5.18         10/18/2007           990,408
  1,022,072   CHARIOT FUNDING LLC++                                                    5.31         10/09/2007         1,020,877
  1,022,072   CHARIOT FUNDING LLC++                                                    5.37         10/04/2007         1,021,623
  1,898,135   CHEYNE FINANCE LLC+/-++^^                                                4.98         02/25/2008         1,818,394
  1,460,104   CHEYNE FINANCE LLC+/-++^^                                                5.29         05/19/2008         1,460,104
    292,021   CIT GROUP INCORPORATED+/-                                                5.67         12/19/2007           290,453
    321,953   CIT GROUP INCORPORATED+/-                                                5.73         11/23/2007           320,147
  4,985,726   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $4,987,940)                                                        5.33         10/01/2007         4,985,726
    146,010   CLIPPER RECEIVABLES CORPORATION++                                        5.22         10/01/2007           146,010
    146,010   COMERICA BANK+/-                                                         5.82         02/08/2008           146,121
  9,325,942   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $9,330,100)                               5.35         10/01/2007         9,325,942
  1,752,124   CULLINAN FINANCE CORPORATION+/-++                                        5.11         02/25/2008         1,752,124
    730,052   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008           730,001
  2,190,155   CULLINAN FINANCE CORPORATION+/-++                                        5.32         08/04/2008         2,189,673
  4,380,311   EBBETS FUNDING LLC++                                                     5.90         10/01/2007         4,380,311
  1,606,114   ERASMUS CAPITAL CORPORATION++                                            5.34         10/10/2007         1,604,010
    292,021   ERASMUS CAPITAL CORPORATION++                                            5.65         10/01/2007           292,021
  1,460,104   FAIRWAY FINANCE CORPORATION++                                            5.25         10/10/2007         1,458,191
  1,168,083   FAIRWAY FINANCE CORPORATION++                                            5.30         10/05/2007         1,167,405
    730,052   FALCON ASSET SECURITIZATION CORPORATION                                  5.35         11/06/2007           726,226
  2,920,207   FIVE FINANCE INCORPORATED+/-++                                           5.30         07/09/2008         2,918,017
  1,077,556   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.38         10/31/2007         1,072,847
    730,052   GALLEON CAPITAL LLC++                                                    5.25         10/02/2007           729,942
  1,197,285   GALLEON CAPITAL LLC++                                                    5.28         10/01/2007         1,197,285
    759,254   GALLEON CAPITAL LLC                                                      5.34         10/19/2007           757,265
    292,021   HARRIER FINANCE FUNDING LLC+/-                                           5.15         04/25/2008           292,021
    730,052   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008           729,358
  1,460,104   HUDSON-THAMES LLC+/-++                                                   5.67         06/16/2008         1,461,388
  1,898,135   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.82         08/16/2008         1,898,135
    730,052   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.14         10/24/2008           729,490
 16,937,201   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
              102% COLLATERALIZED(MATURITY VALUE $16,944,752)                          5.35         10/01/2007        16,937,201
  2,306,964   K2 (USA) LLC                                                             6.11         10/05/2007         2,305,625
  1,679,119   KESTREL FUNDING US LLC+/-++                                              5.10         02/25/2008         1,677,574
    292,021   KESTREL FUNDING US LLC+/-                                                5.15         04/25/2008           292,021
    438,031   KESTREL FUNDING US LLC                                                   5.88         10/09/2007           437,519
  1,168,083   LIBERTY STREET FUNDING CORPORATION                                       5.28         10/01/2007         1,168,083
  1,460,104   LINKS FINANCE LLC+/-++                                                   5.32         08/15/2008         1,457,884
  1,956,539   LIQUID FUNDING LIMITED+/-++                                              5.34         11/13/2007         1,956,539
  2,160,953   LIQUID FUNDING LIMITED+/-++                                              5.70         06/11/2008         2,162,725
    616,164   METLIFE GLOBAL FUNDING I+/-++                                            5.43         10/05/2007           616,164

222 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 9,534,790   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,539,025)                                              5.33%        10/01/2007    $    9,534,790
    135,060   MORGAN STANLEY SERIES EXL+/-                                             5.83         10/14/2008           134,918
  2,563,212   NORTH SEA FUNDING LLC                                                    5.36         10/15/2007         2,557,983
  1,460,104   NORTH SEA FUNDING LLC++                                                  5.45         10/03/2007         1,459,680
  1,460,104   NORTHERN ROCK PLC+/-++SS.                                                5.78         11/04/2008         1,453,986
    390,957   PERRY GLOBAL FUNDING LLC SERIES A                                        5.59         10/11/2007           390,387
    832,259   PREMIUM ASSET TRUST+/-++                                                 5.33         12/21/2007           832,434
    730,052   PREMIUM ASSET TRUST SERIES 06-B++                                        5.50         12/16/2007           730,052
    554,839   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51         11/27/2007           554,839
    118,122   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.19         03/24/2008           117,983
  2,336,166   REGENCY MARKETS #1 LLC++                                                 5.21         10/12/2007         2,332,428
  1,109,679   REGENCY MARKETS #1 LLC++                                                 5.25         10/04/2007         1,109,190
    584,041   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.55         10/05/2007           584,053
  2,073,347   SCALDIS CAPITAL LIMITED++                                                5.26         10/04/2007         2,072,435
  2,014,943   SCALDIS CAPITAL LIMITED                                                  5.29         10/22/2007         2,008,777
  1,898,135   SEDNA FINANCE INCORPORATED                                               5.38         10/09/2007         1,895,914
  1,051,275   SEDNA FINANCE INCORPORATED+/-++                                          5.79         04/10/2008         1,050,602
    438,031   SHEFFIELD RECEIVABLES CORPORATION++                                      5.25         10/05/2007           437,777
    744,653   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.82         04/11/2008           744,653
    569,440   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11         02/29/2008           569,344
    730,052   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.70         02/04/2008           730,672
    584,041   SLM CORPORATION+/-++                                                     5.81         05/12/2008           578,919
    905,264   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.36         04/03/2008           904,947
  1,460,104   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57         02/15/2008         1,460,250
  1,460,104   TANGO FINANCE CORPORATION                                                5.37         10/04/2007         1,459,461
  1,781,326   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30         10/15/2007         1,777,692
    175,212   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.31         10/17/2007           174,804
    168,817   THE TRAVELERS INSURANCE COMPANY+/-                                       5.89         02/08/2008           168,814
    608,922   THUNDER BAY FUNDING INCORPORATED                                         5.32         10/25/2007           606,790
  1,428,624   THUNDER BAY FUNDING INCORPORATED++                                       5.33         10/02/2007         1,428,409
    233,617   TULIP FUNDING CORPORATION++                                              5.25         10/04/2007           233,514
  1,168,083   TULIP FUNDING CORPORATION                                                5.27         10/26/2007         1,163,819
    730,052   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.77         10/08/2008           728,694
    730,052   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.84         10/08/2008           728,716
    292,021   VERSAILLES CDS LLC++                                                     5.24         10/03/2007           291,936
  1,168,083   VERSAILLES CDS LLC                                                       5.39         10/16/2007         1,165,525
  1,460,104   VERSAILLES CDS LLC                                                       5.40         10/23/2007         1,455,411
  1,255,689   VICTORIA FINANCE LLC+/-++                                                5.32         07/28/2008         1,253,140
    730,052   VICTORIA FINANCE LLC+/-++                                                5.34         08/07/2008           730,052
  1,460,104   WHITE PINE FINANCE LLC+/-++                                              5.46         02/22/2008         1,460,250
    584,041   ZELA FINANCE CORPORATION                                                 5.32         10/26/2007           581,910

                                                                                                                     150,445,124
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $157,367,652)                                                          157,367,652
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 223
SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS: 1.63%
6,758,363     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    6,758,363
                                                                                                                  --------------
PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.08%
$ 35,000      US TREASURY BILL^#                                                       4.76%        11/08/2007            34,859
305,000       US TREASURY BILL^#                                                       4.89         11/08/2007           303,768

                                                                                                                         338,627
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,096,655)                                                                         7,096,990
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $481,711,092)*                                       138.20%                                                $  574,037,115

OTHER ASSETS AND LIABILITIES, NET                          (38.20)                                                  (158,664,287)
                                                           ------                                                 --------------

TOTAL NET ASSETS                                           100.00%                                                $  415,372,828
                                                           ------                                                 --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $6,758,363.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is $483,761,281 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                      $120,960,286
      Gross unrealized depreciation                       (30,684,452)
                                                         ------------

      Net unrealized appreciation (depreciation)         $ 90,275,834
                                                         ------------

      The accompanying notes are an integral part of these financial statements.

224 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.60%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.04%
    281,800  Kenexa Corporation+                                                                                  $    8,673,804
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 2.41%
    325,400  COLDWATER CREEK INCORPORATED+                                                                             3,533,844
    535,200  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               7,920,960
    102,200  STAGE STORES INCORPORATED                                                                                 1,863,106
  1,762,100  WET SEAL INCORPORATED CLASS A+                                                                            6,819,327

                                                                                                                      20,137,237
                                                                                                                  --------------

BIOPHARMACEUTICALS: 3.30%
    792,200  APPLERA CORPORATION-CELERA GROUP+                                                                        11,138,332
    867,900  HUMAN GENOME SCIENCES INCORPORATED+                                                                       8,930,691
    569,100  ZYMOGENETICS INCORPORATED+                                                                                7,426,755

                                                                                                                      27,495,778
                                                                                                                  --------------

BUSINESS SERVICES: 15.84%
  2,818,100  ART TECHNOLOGY GROUP INCORPORATED+                                                                        8,510,662
    390,100  COMMVAULT SYSTEMS INCORPORATED+                                                                           7,224,652
    263,800  CONCUR TECHNOLOGIES INCORPORATED+                                                                         8,314,976
    331,000  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        6,325,410
    603,100  EPICOR SOFTWARE CORPORATION+                                                                              8,304,687
    515,800  FALCONSTOR SOFTWARE INCORPORATED+                                                                         6,215,390
    312,100  FTD GROUP INCORPORATED                                                                                    4,644,048
    394,000  HUDSON HIGHLAND GROUP INCORPORATED+                                                                       5,015,620
    373,400  INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                              7,083,398
    476,000  OMNICELL INCORPORATED+                                                                                   13,585,040
    401,040  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        6,986,117
    398,700  QUEST SOFTWARE INCORPORATED+                                                                              6,841,692
    916,600  S1 CORPORATION+                                                                                           8,295,230
    993,800  SKILLSOFT PLC ADR+                                                                                        8,934,262
    495,900  SYKES ENTERPRISES INCORPORATED+                                                                           8,236,899
    350,300  THQ INCORPORATED+                                                                                         8,750,494
    252,500  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                     8,812,250

                                                                                                                     132,080,827
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 4.90%
    453,100  ALEXZA PHARMACEUTICALS INCORPORATED+                                                                      3,923,846
    492,500  ALKERMES INCORPORATED+                                                                                    9,062,000
    323,900  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                    10,614,203
    671,500  AMERICAN ORIENTAL BIOENGINEERING INCORPORATED+                                                            7,487,225
  1,409,500  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                     9,739,645

                                                                                                                      40,826,919
                                                                                                                  --------------
COMMERCIAL SERVICES: 0.94%
    314,300  AERCAP HOLDINGS NV+                                                                                       7,822,927
                                                                                                                  --------------
COMMUNICATIONS: 3.18%
    684,300  MASTEC INCORPORATED+                                                                                      9,628,101
    260,867  SAVVIS INCORPORATED+                                                                                     10,116,409
    307,400  TIME WARNER TELECOM INCORPORATED+                                                                         6,753,578

                                                                                                                      26,498,088
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 225


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS: 1.13%
    267,300  SIGNATURE BANK+                                                                                      $    9,416,979
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.07%
     76,200  CLEAN ENERGY FUELS CORPORATION<<+                                                                         1,153,668
    157,100  ITC HOLDINGS CORPORATION                                                                                  7,784,305

                                                                                                                       8,937,973
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 16.77%
    822,700  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              8,753,528
    173,600  CYMER INCORPORATED+                                                                                       6,664,504
    875,200  EVERGREEN SOLAR INCORPORATED<<+                                                                           7,815,536
    584,500  GSI LUMONICS INCORPORATED+                                                                                6,604,850
    270,700  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       6,659,220
    337,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED<<+                                                              5,218,308
    521,000  MATTSON TECHNOLOGY INCORPORATED<<+                                                                        4,506,650
    227,800  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       8,225,858
    445,700  OPNEXT INCORPORATED+                                                                                      5,170,120
    370,900  OSI SYSTEMS INCORPORATED+                                                                                 8,348,959
    330,100  PLEXUS CORPORATION+                                                                                       9,044,740
    530,900  PLX TECHNOLOGY INCORPORATED+                                                                              5,733,720
    912,600  PMC-SIERRA INCORPORATED+                                                                                  7,656,714
    453,500  SILICON LABORATORIES INCORPORATED+                                                                       18,938,160
    312,000  TESSERA TECHNOLOGIES INCORPORATED+                                                                       11,700,000
    320,900  TRIDENT MICROSYSTEMS INCORPORATED+                                                                        5,099,101
    400,400  ULTRA CLEAN HOLDINGS INCORPORATED+                                                                        5,885,880
     50,000  UNIVERSAL ELECTRONICS INCORPORATED+                                                                       1,625,000
    115,700  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                 6,192,264

                                                                                                                     139,843,112
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.44%
     95,900  GEN-PROBE INCORPORATED<<+                                                                                 6,385,022
    778,100  ISIS PHARMACEUTICALS INCORPORATED+                                                                       11,648,157
    554,600  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                    5,512,724
    437,700  REGENERATION TECHNOLOGIES INCORPORATED+                                                                   4,692,144
    276,300  SANGAMO BIOSCIENCES INCORPORATED+                                                                         3,898,593
    683,700  SEQUENOM INCORPORATED+                                                                                    4,915,803

                                                                                                                      37,052,443
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.62%
    869,800  99 CENTS ONLY STORES+                                                                                     8,932,846
    200,000  BON TON STORES INCORPORATED                                                                               4,544,000

                                                                                                                      13,476,846
                                                                                                                  --------------
HEALTH SERVICES: 0.35%

    830,900  CAMBRIDGE HEART INCORPORATED<<+                                                                           2,908,150
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.58%

    475,500  CAPITAL LEASE FUNDING INCORPORATED                                                                        4,873,875
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.56%
    862,300  ASYST TECHNOLOGIES INCORPORATED+                                                                          4,561,567
  1,339,300  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED<<+                                                           11,464,408
    845,300  FLOW INTERNATIONAL CORPORATION+                                                                           7,455,546
    173,800  NDS GROUP PLC ADR<<+                                                                                      8,669,144
    283,700  NUANCE COMMUNICATIONS INCORPORATED+                                                                       5,478,247

226 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$ 1,836,900  QUANTUM CORPORATION+                                                                                 $    6,245,460
  1,005,800  SOURCEFORGE INCORPORATED+                                                                                 2,464,210

                                                                                                                      46,338,582
                                                                                                                  --------------
INSURANCE CARRIERS: 0.55%
    436,800  PRIMUS GUARANTY LIMITED<<+                                                                                4,595,136
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 1.17%
    672,400  SUNOPTA INCORPORATED<<+                                                                                   9,743,076
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 11.29%
    285,300  ACCURAY INCORPORATED+                                                                                     4,981,338
    300,600  ARGON ST INCORPORATED+                                                                                    5,951,880
    460,400  DEXCOM INCORPORATED+                                                                                      4,599,396
    251,200  FORMFACTOR INCORPORATED+                                                                                 11,145,744
    390,900  INFINERA CORPORATION<<+                                                                                   7,876,635
    112,900  INTEGRA LIFESCIENCES HOLDINGS+                                                                            5,484,682
    383,400  ION GEOPHYSICAL CORPORATION+                                                                              5,302,422
    355,500  NATUS MEDICAL INCORPORATED+                                                                               5,666,670
    367,300  NXSTAGE MEDICAL INCORPORATED+                                                                             5,322,177
  1,266,100  ORTHOVITA INCORPORATED+                                                                                   3,836,283
     69,300  POLYMEDICA CORPORATION                                                                                    3,639,636
    322,300  SONOSITE INCORPORATED+                                                                                    9,836,596
    511,800  SPECTRANETICS CORPORATION+                                                                                6,899,064
    655,700  THORATEC CORPORATION+                                                                                    13,566,433

                                                                                                                      94,108,956
                                                                                                                  --------------
MEDICAL PRODUCTS: 0.69%
    111,000  ILLUMINA INCORPORATED+                                                                                    5,758,680
                                                                                                                  --------------
METAL MINING: 0.77%
    389,300  NOVAGOLD RESOURCES INCORPORATED<<+                                                                        6,427,343
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.63%
    585,900  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                     5,261,382
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.48%
    497,800  HIBBETT SPORTS INCORPORATED+                                                                             12,345,440
                                                                                                                  --------------
MOTION PICTURES: 1.23%
    416,100  MACROVISION CORPORATION+                                                                                 10,248,543
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.92%
    377,211  CAPITALSOURCE INCORPORATED                                                                                7,634,751
                                                                                                                  --------------
OIL & GAS EXTRACTION: 7.96%
    100,900  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                2,066,432
    697,600  CONCHO RESOURCES INCORPORATED+                                                                           10,331,456
    851,200  CONTINENTAL RESOURCES INCORPORATED+                                                                      15,440,768
    405,100  GULFPORT ENERGY CORPORATION+                                                                              9,584,666
    673,200  PETROHAWK ENERGY CORPORATION+                                                                            11,053,944
    163,500  PIONEER NATURAL RESOURCES COMPANY                                                                         7,354,230
    386,700  TESCO CORPORATION+                                                                                       10,498,905

                                                                                                                      66,330,401
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.19%
    115,800  HAYNES INTERNATIONAL INCORPORATED+                                                                        9,885,846
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 227


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.38%
    130,200  DOLAN MEDIA COMPANY+                                                                                 $    3,163,860
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.97%
    168,400  DUFF AND PHELPS CORPORATION+                                                                              3,090,140
    191,500  EVERCORE PARTNERS INCORPORATED CLASS A                                                                    5,034,535

                                                                                                                       8,124,675
                                                                                                                  --------------
SOCIAL SERVICES: 0.72%
    205,000  PROVIDENCE SERVICE CORPORATION+                                                                           6,018,800
                                                                                                                  --------------
TRANSPORTATION BY AIR: 1.24%
    411,100  CHC HELICOPTER CORPORATION                                                                               10,380,275
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.57%
    557,700  ACCURIDE CORPORATION+                                                                                     6,753,747
    375,400  SPARTAN MOTORS INCORPORATED                                                                               6,317,982

                                                                                                                      13,071,729
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.71%
    257,000  LKQ CORPORATION+                                                                                          8,946,170
    339,800  TECH DATA CORPORATION+                                                                                   13,632,776

                                                                                                                      22,578,946
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $748,513,423)                                                                              822,061,379
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 3.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
    448,761  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 448,761
    386,614  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 386,614
    386,614  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      386,614

                                                                                                                       1,221,989
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.18%
$   309,291  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           309,201
     51,549  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            51,541
    257,743  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           256,879
    128,871  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           128,873
    128,871  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           128,855
    128,871  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           128,677
    180,420  BANK OF MONTREAL                                                          5.08         10/22/2007           180,395
    463,937  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $464,146)                                                           5.40         10/01/2007           463,937
    180,420  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           180,393
    170,110  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           169,763
    140,325  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           139,958
    257,743  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $257,857)                 5.30         10/01/2007           257,743
    721,679  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $722,001)                                  5.35         10/01/2007           721,679
    103,097  BNP PARIBAS+/-                                                            5.33         05/07/2008           103,024
     55,478  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $55,502)                                                            5.29         10/01/2007            55,478

228 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   773,228  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $773,571)                                                           5.33%        10/01/2007    $      773,228
    139,181  CAFCO LLC++                                                               5.20         10/02/2007           139,160
     77,323  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007            77,143
    175,265  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           174,830
    180,420  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           180,209
    180,420  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           180,340
    335,065  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           320,989
    257,743  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           257,743
     51,549  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            51,272
     56,832  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            56,513
    880,098  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $880,489)                                                           5.33         10/01/2007           880,098
     25,774  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            25,774
     25,774  COMERICA BANK+/-                                                          5.82         02/08/2008            25,794
  1,646,248  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,646,982)                                5.35         10/01/2007         1,646,248
    309,291  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           309,291
    128,871  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           128,862
    386,614  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           386,529
    773,228  EBBETS FUNDING LLC++                                                      5.90         10/01/2007           773,228
    283,517  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           283,145
     51,549  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            51,549
    257,743  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           257,405
    206,194  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           206,074
    128,871  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           128,196
    515,485  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           515,098
    190,214  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           189,383
    128,871  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           128,852
    211,349  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           211,349
    134,026  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           133,675
     51,549  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            51,549
    128,871  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           128,749
    257,743  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           257,969
    335,065  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           335,065
    128,871  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           128,772
  2,989,814  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,991,147)                                5.35         10/01/2007         2,989,814
    407,233  K2 (USA) LLC                                                              6.11         10/05/2007           406,997
    296,404  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008           296,131
     51,549  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            51,549
     77,323  KESTREL FUNDING US LLC                                                    5.88         10/09/2007            77,232
    206,194  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           206,194
    257,743  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           257,351
    345,375  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           345,375
    381,459  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           381,772
    108,767  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           108,767
  1,683,114  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,683,862)                                               5.33         10/01/2007         1,683,114

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 229


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    23,841  MORGAN STANLEY SERIES EXL+-                                               5.83%        10/14/2008    $       23,816
    452,467  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           451,544
    257,743  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           257,668
    257,743  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           256,663
     69,013  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007            68,912
    146,913  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           146,944
    128,871  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           128,871
     97,942  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007            97,942
     20,851  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            20,827
    412,388  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           411,728
    195,884  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           195,798
    103,097  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           103,099
    365,994  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           365,833
    355,685  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           354,596
    335,065  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           334,673
    185,575  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           185,456
     77,323  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007            77,278
    131,449  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           131,449
    100,520  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           100,503
    128,871  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           128,981
    103,097  SLM CORPORATION+/-++                                                      5.81         05/12/2008           102,193
    159,800  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           159,744
    257,743  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           257,768
    257,743  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           257,629
    314,446  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           313,804
     30,929  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            30,857
     29,800  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008            29,800
    107,489  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           107,113
    252,186  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           252,148
     41,239  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            41,221
    206,194  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           205,441
    128,871  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           128,632
    128,871  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           128,635
     51,549  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            51,534
    206,194  VERSAILLES CDS LLC                                                        5.39         10/16/2007           205,742
    257,743  VERSAILLES CDS LLC                                                        5.40         10/23/2007           256,915
    221,659  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008           221,209
    128,871  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           128,871
    257,743  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           257,764
    103,097  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           102,721

                                                                                                                      26,557,095
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,779,084)                                                            27,779,084
                                                                                                                  --------------

230 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES SECURITY NAME                                                                                                VALUE
SHORT-TERM INVESTMENTS: 3.09%
25,775,427   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   25,775,427
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,775,427)                                                                       25,775,427
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $802,067,934)*                                          105.02%                                             $  875,615,890

OTHER ASSETS AND LIABILITIES, NET                              (5.02)                                                (41,868,218)
                                                              ------                                              --------------

TOTAL NET ASSETS                                              100.00%                                             $  833,747,672
                                                              ------                                              --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $25,775,427.

* Cost for federal income tax purposes is $803,164,856 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $ 118,697,801
      Gross unrealized depreciation                      (46,246,767)
                                                       -------------
      Net unrealized appreciation (depreciation)       $  72,451,034

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 231


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 97.93%

APPAREL & ACCESSORY STORES: 2.70%
    151,600  CACHE INCORPORATED<<+                                                                                $    2,706,060
    253,890  CARTER'S INCORPORATED<<+                                                                                  5,065,106
    185,510  TWEEN BRANDS INCORPORATED<<+                                                                              6,092,148

                                                                                                                      13,863,314
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.48%
    240,090  ASBURY AUTOMOTIVE GROUP INCORPORATED<<                                                                    4,756,183
    227,180  MARINEMAX INCORPORATED<<+                                                                                 3,307,741
    195,550  SONIC AUTOMOTIVE INCORPORATED<<                                                                           4,681,467

                                                                                                                      12,745,391
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.13%
    167,236  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                           5,801,417
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.59%
    141,420  RYLAND GROUP INCORPORATED<<                                                                               3,030,631
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.53%
    253,390  BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                      2,731,544
                                                                                                                  --------------
BUSINESS SERVICES: 5.75%
    193,640  AIRCASTLE LIMITED                                                                                         6,471,449
    185,620  AVOCENT CORPORATION<<+                                                                                    5,405,254
     84,590  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                           3,083,306
     33,470  MICROSTRATEGY INCORPORATED CLASS A+                                                                       2,655,510
    266,420  RENT-A-CENTER INCORPORATED<<+                                                                             4,830,195
    134,300  SYNNEX CORPORATION+                                                                                       2,761,208
    173,400  TAL INTERNATIONAL GROUP INCORPORATED<<                                                                    4,347,138

                                                                                                                      29,554,060
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.64%
     79,610  CYTEC INDUSTRIES INCORPORATED                                                                             5,444,528
    207,900  ELIZABETH ARDEN INCORPORATED+                                                                             5,604,984
    212,990  ROCKWOOD HOLDINGS INCORPORATED<<+                                                                         7,631,432

                                                                                                                      18,680,944
                                                                                                                  --------------
COMMUNICATIONS: 1.77%
    938,880  CINCINNATI BELL INCORPORATED<<+                                                                           4,638,067
    225,790  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                             4,481,932

                                                                                                                       9,119,999
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.90%
    420,500  CHAMPION ENTERPRISES INCORPORATED<<+                                                                      4,617,090
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 13.37%
    314,020  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                4,879,871
    189,290  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          5,269,834
    307,920  DIME COMMUNITY BANCSHARES                                                                                 4,609,562
    260,390  FIRSTMERIT CORPORATION<<                                                                                  5,145,306
    246,540  FRANKLIN BANK CORPORATION<<+                                                                              2,268,168
     94,060  IBERIABANK CORPORATION                                                                                    4,952,259
    266,690  PACIFIC CAPITAL BANCORP                                                                                   7,013,947
    189,050  PFF BANCORP INCORPORATED                                                                                  2,900,027
    168,600  PRIVATEBANCORP INCORPORATED<<                                                                             5,874,024

232 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
    225,860  PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                          $    3,697,328
    222,930  SOUTH FINANCIAL GROUP INCORPORATED                                                                        5,069,428
    306,440  UCBH HOLDINGS INCORPORATED                                                                                5,356,571
    188,690  UMPQUA HOLDINGS CORPORATION                                                                               3,775,687
    133,950  WESTERN ALLIANCE BANCORP<<+                                                                               3,157,202
    110,390  WINTRUST FINANCIAL CORPORATION<<                                                                          4,712,549

                                                                                                                      68,681,763
                                                                                                                  --------------
EATING & DRINKING PLACES: 2.72%
    469,150  CKE RESTAURANTS INCORPORATED<<                                                                            7,604,922
    240,700  LANDRY'S RESTAURANTS INCORPORATED<<                                                                       6,368,922

                                                                                                                      13,973,844
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.98%
    168,740  UNISOURCE ENERGY CORPORATION<<                                                                            5,043,639
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.09%
    410,700  AMIS HOLDINGS INCORPORATED+                                                                               3,987,897
    179,300  COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                 9,590,757
    325,100  PHOTRONICS INCORPORATED+                                                                                  3,709,391
    900,060  POWERWAVE TECHNOLOGIES<<+                                                                                 5,544,370
     96,120  REGAL-BELOIT CORPORATION                                                                                  4,603,187
    103,650  ROGERS CORPORATION<<+                                                                                     4,269,344
    149,600  TECHNITROL INCORPORATED                                                                                   4,031,720
    408,870  TTM TECHNOLOGIES INCORPORATED+                                                                            4,730,626
    253,270  WESTAR ENERGY INCORPORATED<<                                                                              6,220,311

                                                                                                                      46,687,603
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.02%
    248,250  HERCULES INCORPORATED                                                                                     5,218,215
                                                                                                                  --------------
FURNITURE & FIXTURES: 1.70%
    400,700  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             4,063,098
    331,700  SEALY CORPORATION<<                                                                                       4,657,068

                                                                                                                       8,720,166
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.63%
    233,400  CABELA'S INCORPORTED<<+                                                                                   5,519,910
    271,320  FRED'S INCORPORATED                                                                                       2,857,000

                                                                                                                       8,376,910
                                                                                                                  --------------
HEALTH SERVICES: 3.15%
    234,900  AMSURG CORPORATION<<+                                                                                     5,419,143
    159,650  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                    6,478,597
    207,100  RADIATION THERAPY SERVICES INCORPORATED<<+                                                                4,311,822

                                                                                                                      16,209,562
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.51%
    204,370  AMERICAN CAMPUS COMMUNITIES                                                                               5,985,997
    247,700  BIOMED REALTY TRUST INCORPORATED                                                                          5,969,570
    126,100  CORPORATE OFFICE PROPERTIES TRUST                                                                         5,249,543
    218,750  EQUITY ONE INCORPORATED<<                                                                                 5,950,000
    270,740  FIRST POTOMAC REALTY TRUST<<                                                                              5,902,132
    262,000  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                  4,519,500
    192,480  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                     4,935,187

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 233


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
    392,720  U-STORE-IT TRUST                                                                                     $    5,183,904

                                                                                                                      43,695,833
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.37%
    132,310  GAYLORD ENTERTAINMENT COMPANY<<                                                                           7,041,538
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.26%
    279,640  GOODMAN GLOBAL INCORPORATED<<+                                                                            6,677,803
    132,190  TIMKEN COMPANY<<                                                                                          4,910,859

                                                                                                                      11,588,662
                                                                                                                  --------------
INSURANCE CARRIERS: 6.42%
    317,850  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                         3,385,103
     81,791  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED<<+                                                              3,558,734
    144,950  ASSURED GUARANTY LIMITED<<                                                                                3,938,292
    310,880  HEALTHSPRING INCORPORATED<<+                                                                              6,062,160
    153,610  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                    5,523,816
    223,410  SECURITY CAPITAL ASSURANCE LIMITED<<                                                                      5,102,684
    137,990  UNITED FIRE & CASUALTY COMPANY<<                                                                          5,394,029

                                                                                                                      32,964,818
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.08%
    155,210  ANAREN INCORPORATED+                                                                                      2,188,461
    102,210  COOPER COMPANIES INCORPORATED<<                                                                           5,357,848
    161,380  CUTERA INCORPORATED<<+                                                                                    4,229,770
    120,450  DRS TECHNOLOGIES INCORPORATED                                                                             6,639,204
    258,250  EAGLE TEST SYSTEMS INCORPORATED+                                                                          3,310,765
    221,500  MKS INSTRUMENTS INCORPORATED<<+                                                                           4,212,930
    316,400  SYMMETRY MEDICAL INCORPORATED+                                                                            5,283,880

                                                                                                                      31,222,858
                                                                                                                  --------------
METAL FABRICATE, HARDWARE: 1.64%
    262,800  CHART INDUSTRIES INCORPORATED+                                                                            8,451,648
                                                                                                                  --------------
MOTION PICTURES: 0.84%
    159,130  AVID TECHNOLOGY INCORPORATED<<+                                                                           4,309,240
                                                                                                                  --------------
OIL & GAS EXTRACTION: 5.18%
    294,110  EDGE PETROLEUM CORPORATION<<+                                                                             3,776,372
    179,220  GOODRICH PETROLEUM CORPORATION<<+                                                                         5,681,274
    184,380  HERCULES OFFSHORE INCORPORATED<<+                                                                         4,814,162
    326,870  KEY ENERGY SERVICES INCORPORATED<<+                                                                       5,556,790
    328,790  MARINER ENERGY INCORPORATED<<+                                                                            6,809,241

                                                                                                                      26,637,839
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.80%
    277,500  HEADWATERS INCORPORATED<<+                                                                                4,129,200
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.81%
    326,280  GATEHOUSE MEDIA INCORPORATED                                                                              4,160,070
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.00%
    120,830  CABOT MICROELECTRONICS CORPORATION<<+                                                                     5,165,483
                                                                                                                  --------------
TRANSPORTATION BY AIR: 1.03%
    535,940  AIRTRAN HOLDINGS INCORPORATED<<+                                                                          5,273,650
                                                                                                                  --------------

234 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT: 4.44%
    160,540  AFTERMARKET TECHNOLOGY CORPORATION+                                                                  $    5,095,540
    338,950  ARVIN INDUSTRIES INCORPORATED<<                                                                           5,701,139
    537,530  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                     4,595,882
    217,940  MARTEN TRANSPORT LIMITED+                                                                                 3,358,453
    131,030  TENNECO AUTOMOTIVE INCORPORATED+                                                                          4,063,240

                                                                                                                      22,814,254
                                                                                                                  --------------
TRANSPORTATION SERVICES: 1.04%
    124,870  GATX CORPORATION                                                                                          5,338,193
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.38%
    235,410  PERFORMANCE FOOD GROUP COMPANY<<+                                                                         7,092,900
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.98%
    179,890  A.M. CASTLE & COMPANY                                                                                     5,864,414
    100,100  WESCO INTERNATIONAL INCORPORATED+                                                                         4,298,294

                                                                                                                      10,162,708
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $507,849,747)                                                                              503,104,986
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 50.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.21%
  4,170,530  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               4,170,530
  3,592,969  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               3,592,969
  3,592,969  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    3,592,969

                                                                                                                      11,356,468
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 48.04%
$ 2,874,375  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         2,873,542
    479,063  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           478,991
  2,395,313  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         2,387,288
  1,197,656  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007         1,197,668
  1,197,656  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008         1,197,501
  1,197,656  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008         1,195,848
  1,676,719  BANK OF MONTREAL                                                          5.08         10/22/2007         1,676,484
  4,311,563  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $4,313,503)                                                               5.40         10/01/2007         4,311,563
  1,676,719  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         1,676,467
  1,580,906  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         1,577,681
  1,304,104  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         1,300,687
  2,395,313  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,396,371)               5.30         10/01/2007         2,395,313
  6,706,875  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,709,865)                                5.35         10/01/2007         6,706,875
    958,125  BNP PARIBAS+/-                                                            5.33         05/07/2008           957,445
    515,582  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $515,809)                                                           5.29         10/01/2007           515,582
  7,185,938  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,189,130)                                                         5.33         10/01/2007         7,185,938
  1,293,469  CAFCO LLC++                                                               5.20         10/02/2007         1,293,275
    718,594  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007           716,919
  1,628,813  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         1,624,773
  1,676,719  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         1,674,757

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 235


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,676,719  CHARIOT FUNDING LLC++                                                     5.37%        10/04/2007    $    1,675,981
  3,113,906  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         2,983,091
  2,395,313  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         2,395,313
    479,063  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           476,490
    528,166  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           525,203
  8,179,127  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $8,182,760)                                                         5.33         10/01/2007         8,179,127
    239,531  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           239,531
    239,531  COMERICA BANK+/-                                                          5.82         02/08/2008           239,713
 15,299,290  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $15,306,111)                               5.35         10/01/2007        15,299,290
  2,874,375  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         2,874,375
  1,197,656  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008         1,197,572
  3,592,969  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         3,592,178
  7,185,938  EBBETS FUNDING LLC++                                                      5.90         10/01/2007         7,185,938
  2,634,844  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         2,631,392
    479,063  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           479,063
  2,395,313  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         2,392,175
  1,916,250  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007         1,915,139
  1,197,656  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007         1,191,381
  4,790,625  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         4,787,032
  1,767,741  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         1,760,016
  1,197,656  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007         1,197,477
  1,964,156  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         1,964,156
  1,245,563  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         1,242,299
    479,063  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           479,063
  1,197,656  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         1,196,519
  2,395,313  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         2,397,420
  3,113,906  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         3,113,906
  1,197,656  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008         1,196,734
 27,785,626  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $27,798,014)                               5.35         10/01/2007        27,785,626
  3,784,594  K2 (USA) LLC                                                              6.11         10/05/2007         3,782,399
  2,754,609  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         2,752,075
    479,063  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           479,063
    718,594  KESTREL FUNDING US LLC                                                    5.88         10/09/2007           717,753
  1,916,250  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         1,916,250
  2,395,313  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         2,391,672
  3,209,719  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         3,209,719
  3,545,063  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         3,547,970
  1,010,822  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007         1,010,822
 15,641,906  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $15,648,854)                                                        5.33         10/01/2007        15,641,906
    221,566  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           221,334
  4,204,971  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         4,196,393
  2,395,313  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         2,394,618
  2,395,313  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         2,385,276
    641,369  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007           640,433

236 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,365,328  PREMIUM ASSET TRUST+/-++                                                  5.33%        12/21/2007    $    1,365,615
  1,197,656  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007         1,197,656
    910,219  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           910,219
    193,781  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008           193,552
  3,832,500  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         3,826,368
  1,820,438  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         1,819,637
    958,125  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           958,144
  3,401,344  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         3,399,847
  3,305,531  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         3,295,416
  3,113,906  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         3,110,263
  1,724,625  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         1,723,521
    718,594  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007           718,177
  1,221,609  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008         1,221,609
    934,172  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           934,014
  1,197,656  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008         1,198,674
    958,125  SLM CORPORATION+/-++                                                      5.81         05/12/2008           949,722
  1,485,094  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         1,484,574
  2,395,313  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         2,395,552
  2,395,313  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007         2,394,259
  2,922,281  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         2,916,320
    287,438  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           286,768
    276,946  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           276,941
    998,941  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           995,445
  2,343,670  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         2,343,318
    383,250  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           383,081
  1,916,250  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         1,909,256
  1,197,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008         1,195,429
  1,197,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008         1,195,465
    479,063  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           478,924
  1,916,250  VERSAILLES CDS LLC                                                        5.39         10/16/2007         1,912,053
  2,395,313  VERSAILLES CDS LLC                                                        5.40         10/23/2007         2,387,624
  2,059,969  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         2,055,787
  1,197,656  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008         1,197,656
  2,395,313  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         2,395,552
    958,125  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           954,627

                                                                                                                     246,806,545
                                                                                                                  --------------

 TOTAL COLLATERAL FOR SECURITIES LENDING (COST $258,163,013)                                                         258,163,013
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 237


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARE        SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.99%
 10,195,890  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   10,195,890
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,195,890)                                                                       10,195,890
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $776,208,650)*                                             150.17%                                          $  771,463,889

OTHER ASSETS AND LIABILITIES, NET                                (50.17)                                            (257,733,148)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  513,730,741
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $10,195,890.

* Cost for federal income tax purposes is $777,060,786 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                  $ 47,314,770
      Gross unrealized depreciation                   (52,911,667)
                                                     ------------
      Net unrealized appreciation (depreciation)     $ (5,596,897)

      The accompanying notes are an integral part of these financial statements.

238 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 93.90%

ADVERTISING: 0.08%
     13,700  CENVEO INCORPORATED+                                                                                 $      296,331
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES: 0.38%
    133,250  CENTURY CASINOS INCORPORATED+                                                                               812,159
     38,100  LAKES ENTERTAINMENT INCORPORATED+                                                                           363,093
     88,600  WESTWOOD ONE INCORPORATED+                                                                                  243,650

                                                                                                                       1,418,902
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.49%
     53,300  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       780,312
     29,700  CHARMING SHOPPES INCORPORATED+                                                                              249,480
     23,800  CHRISTOPHER & BANKS CORPORATION                                                                             288,456
     21,000  COLLECTIVE BRANDS INCORPORATED+                                                                             463,260
    110,921  DELIA*S INCORPORATED+                                                                                       521,329
     43,600  FINISH LINE INCORPORATED CLASS A+                                                                           189,224
    107,200  NEW YORK AND COMPANY INCORPORATED+                                                                          653,920
      9,900  STAGE STORES INCORPORATED                                                                                   180,477
     47,700  THE CATO CORPORATION CLASS A                                                                                974,988
     61,200  UNITED RETAIL GROUP INCORPORATED+                                                                           831,708
    100,000  WET SEAL INCORPORATED CLASS A+                                                                              387,000

                                                                                                                       5,520,154
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.82%
     18,700  KELLWOOD COMPANY                                                                                            318,835
     60,800  MAIDENFORM BRANDS INCORPORATED+                                                                             965,504
     38,100  MOTHERS WORK INCORPORATED+                                                                                  711,327
     35,200  QUIKSILVER INCORPORATED+                                                                                    503,360
     12,500  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       276,250
     43,800  TEFRON LIMITED+                                                                                             271,998

                                                                                                                       3,047,274
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.54%
     59,690  MONRO MUFFLER BRAKE INCORPORATED                                                                          2,016,925
                                                                                                                  --------------
BIOPHARMACEUTICALS: 0.12%
      2,500  CEPHALON INCORPORATED+                                                                                       182,650
     27,760  CV THERAPEUTICS INCORPORATED+                                                                                249,285

                                                                                                                         431,935
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.54%
      3,700  AVATAR HOLDINGS INCORPORATED+                                                                               184,741
     24,185  CAVCO INDUSTRIES INCORPORATED+                                                                              810,198
     19,400  LEVITT CORPORATION CLASS A+                                                                                  38,994
     78,110  PALM HARBOR HOMES INCORPORATED+                                                                             974,813

                                                                                                                       2,008,746
                                                                                                                  --------------
BUSINESS SERVICES: 9.82%
    439,215  3COM CORPORATION+                                                                                         2,169,722
     68,255  ABM INDUSTRIES INCORPORATED                                                                               1,363,735
     71,800  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                      660,560
     51,600  ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                                  169,764
    318,800  APAC CUSTOMER SERVICES INCORPORATED+                                                                        803,376
    261,792  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                     3,036,787

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 239


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
    126,600  BEA SYSTEMS INCORPORATED+                                                                            $    1,755,942
    319,300  BORLAND SOFTWARE CORPORATION+                                                                             1,388,955
     62,600  CAI INTERNATIONAL INCORPORATED+                                                                             882,660
     43,500  COGNEX CORPORATION                                                                                          772,560
     17,200  COMSYS IT PARTNERS INCORPORATED+                                                                            289,132
     22,900  COREL CORPORATION+                                                                                          293,349
     23,200  ELECTRO RENT CORPORATION                                                                                    325,032
     20,470  ELECTRONICS FOR IMAGING INCORPORATED+                                                                       549,824
     19,900  FAIR ISAAC CORPORATION                                                                                      718,589
     67,150  GERBER SCIENTIFIC INCORPORATED+                                                                             728,578
     19,331  GEVITY HR INCORPORATED                                                                                      198,143
    100,700  GSE SYSTEMS INCORPORATED+                                                                                   679,725
    143,617  HEALTHCARE SERVICES GROUP                                                                                 2,911,117
    242,815  HILL INTERNATIONAL INCORPORATED+                                                                          2,185,335
      9,900  HMS HOLDINGS CORPORATION+                                                                                   243,639
     70,300  I2 TECHNOLOGIES INCORPORATED+                                                                             1,072,075
    111,200  INFOUSA INCORPORATED                                                                                      1,033,048
     82,800  JDA SOFTWARE GROUP INCORPORATED+                                                                          1,710,648
    228,700  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       912,513
    210,600  MIDWAY GAMES INCORPORATED+                                                                                  918,216
     18,100  MPS GROUP INCORPORATED+                                                                                     201,815
     35,900  MSC SOFTWARE CORPORATION+                                                                                   488,958
     40,000  NOVELL INCORPORATED+                                                                                        305,600
     30,200  PEGASYSTEMS INCORPORATED                                                                                    359,380
     32,400  PEROT SYSTEMS CORPORATION CLASS A+                                                                          547,884
     70,200  PLATO LEARNING INCORPORATED+                                                                                265,356
     12,500  SILICON GRAPHICS INCORPORATED+                                                                              246,875
     53,700  SPSS INCORPORATED+                                                                                        2,209,218
    103,900  SUPPORTSOFT INCORPORATED+                                                                                   606,776
     18,300  SYBASE INCORPORATED+                                                                                        423,279
     15,900  SYKES ENTERPRISES INCORPORATED+                                                                             264,099
    143,895  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   1,467,729
     42,000  TRADESTATION GROUP INCORPORATED+                                                                            490,140
     28,735  VIGNETTE CORPORATION+                                                                                       576,711
     27,900  WEBSITE PROS INCORPORATED+                                                                                  291,834

                                                                                                                      36,518,678
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.50%
     38,655  ALPHARMA INCORPORATED CLASS A+                                                                              825,671
     86,500  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                            914,305
      5,300  CHATTEM INCORPORATED+                                                                                       373,756
     72,515  COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                    651,185
     72,300  DRAXIS HEALTH INCORPORATED+                                                                                 375,960
     50,700  ELIZABETH ARDEN INCORPORATED+                                                                             1,366,872
     52,900  ICO INCORPORATED+                                                                                           744,832
     58,100  LANDEC CORPORATION+                                                                                         898,226
     35,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                                         557,550
    122,085  ORASURE TECHNOLOGIES INCORPORATED+                                                                        1,226,954
     10,900  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                  202,304
     91,460  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                    1,004,231
     12,600  ROCKWOOD HOLDINGS INCORPORATED+                                                                             451,458
     48,053  SERACARE LIFE SCIENCES INCORPORATED+                                                                        276,305
    174,890  WELLMAN INCORPORATED                                                                                        419,736
    802,600  XOMA LIMITED+                                                                                             2,736,866

                                                                                                                      13,026,211
                                                                                                                  --------------

240 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMUNICATIONS: 1.03%
     66,440  CHINA GRENTECH CORPORATION LIMITED ADR+                                                              $      654,434
    112,845  CINCINNATI BELL INCORPORATED+                                                                               557,454
      3,400  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                                67,490
     74,365  MASTEC INCORPORATED+                                                                                      1,046,316
    120,300  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                    1,521,795

                                                                                                                       3,847,489
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.24%
    290,635  CHAMPION ENTERPRISES INCORPORATED+                                                                        3,191,172
     53,775  COMFORT SYSTEMS USA INCORPORATED                                                                            763,605
     41,900  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               638,137

                                                                                                                       4,592,914
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 6.77%
     13,400  AMCORE FINANCIAL INCORPORATED                                                                               333,928
     27,200  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       734,400
     23,700  ASTORIA FINANCIAL CORPORATION                                                                               628,761
    139,800  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                 1,212,066
      5,100  BANNER CORPORATION                                                                                          175,389
     57,800  BFC FINANCIAL CORPORATION+                                                                                  168,776
     14,000  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              389,760
      6,900  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       201,480
    108,700  CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                   1,751,157
     12,800  COMMUNITY TRUST BANCORP                                                                                     384,512
     84,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    932,358
      6,800  FIRST COMMUNITY BANCORP                                                                                     372,028
    267,500  FIRST FINANCIAL BANCORP                                                                                   3,418,650
     24,200  FIRST HORIZON NATIONAL CORPORATION                                                                          645,172
     11,000  FIRST MIDWEST BANCORP INCORPORATED                                                                          375,760
     43,873  FIRST SECURITY GROUP INCORPORATED                                                                           438,730
     19,500  FIRSTMERIT CORPORATION                                                                                      385,320
     16,600  FRONTIER FINANCIAL CORPORATION                                                                              387,278
     50,900  FULTON FINANCIAL CORPORATION                                                                                731,942
     16,400  INTERNATIONAL BANCSHARES CORPORATION                                                                        355,880
     16,660  MIDWEST BANC HOLDINGS INCORPORATED                                                                          246,068
     55,517  NATIONAL PENN BANCSHARES INCORPORATED                                                                       908,258
     24,300  OLD NATIONAL BANCORP                                                                                        402,651
     15,100  PACIFIC CAPITAL BANCORP                                                                                     397,130
     15,000  PROVIDENT BANKSHARES CORPORATION                                                                            469,950
     48,700  SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,107,438
     42,100  STERLING FINANCIAL CORPORATION                                                                            1,132,911
     50,400  SUSQUEHANNA BANCSHARES INCORPORATED                                                                       1,013,040
      9,100  UMB FINANCIAL CORPORATION                                                                                   390,026
     71,000  UMPQUA HOLDINGS CORPORATION                                                                               1,420,710
     14,900  UNITED COMMUNITY BANKS INCORPORATED                                                                         365,348
     13,100  VALLEY NATIONAL BANCORP                                                                                     290,558
     27,000  WASHINGTON FEDERAL INCORPORATED                                                                             709,020
     17,200  WEBSTER FINANCIAL CORPORATION                                                                               724,464
     18,400  WILMINGTON TRUST CORPORATION                                                                                715,760
     20,315  WINTRUST FINANCIAL CORPORATION                                                                              867,247

                                                                                                                      25,183,926
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.36%
     68,600  BUCA INCORPORATED+                                                                                          128,282
      5,225  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                       91,803

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 241


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES (continued)
     17,100  CEC ENTERTAINMENT INCORPORATED+                                                                      $      459,477
     30,300  O'CHARLEYS INCORPORATED                                                                                     459,348
     19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                           193,030

                                                                                                                       1,331,940
                                                                                                                  --------------
EDUCATIONAL SERVICES: 1.92%
    359,100  SCORINTHIAN COLLEGES INCORPORATED+                                                                        5,713,281
     56,000  LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   994,560
     32,775  LINCOLN EDUCATIONAL SERVICES+                                                                               427,386

                                                                                                                       7,135,227
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.09%
     39,000  CLEAN HARBORS INCORPORATED+                                                                               1,736,280
        500  IDACORP INCORPORATED                                                                                         16,370
     77,900  PNM RESOURCES INCORPORATED                                                                                1,813,512
     16,500  UNISOURCE ENERGY CORPORATION                                                                                493,185

                                                                                                                       4,059,347
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.89%
     53,200  ACTEL CORPORATION+                                                                                          570,836
     79,500  ADAPTEC INCORPORATED+                                                                                       303,690
      2,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 24,472
     62,330  ANDREW CORPORATION+                                                                                         863,271
     53,000  CTS CORPORATION                                                                                             683,700
     52,150  DIODES INCORPORATED+                                                                                      1,674,015
     17,900  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 428,884
    131,318  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    273,141
     55,900  EXAR CORPORATION+                                                                                           730,054
    690,000  FUELCELL ENERGY INCORPORATED+                                                                             6,168,600
     18,555  GRAFTECH INTERNATIONAL LIMITED+                                                                             331,021
      4,200  HOUSTON WIRE & CABLE COMPANY                                                                                 76,062
     13,100  IMATION CORPORATION                                                                                         321,343
     28,430  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                728,092
     15,350  LAMSON & SESSIONS COMPANY+                                                                                  413,836
    243,700  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    2,505,236
     13,900  METHODE ELECTRONICS INCORPORATED                                                                            209,195
    170,600  MOLEX INCORPORATED CLASS A                                                                                4,326,416
    585,525  MRV COMMUNICATIONS INCORPORATED+                                                                          1,452,102
     32,045  OSI SYSTEMS INCORPORATED+                                                                                   721,333
    161,015  POWER-ONE INCORPORATED+                                                                                     821,177
    116,960  RICHARDSON ELECTRONICS LIMITED                                                                              801,176
     39,800  SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                    284,570
     27,400  UNIVERSAL ELECTRONICS INCORPORATED+                                                                         890,500

                                                                                                                      25,602,722
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.69%
     10,000  AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                              184,000
     93,400  CRA INTERNATIONAL INCORPORATED+                                                                           4,500,946
    156,505  SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,360,028
     10,000  TETRA TECH INCORPORATED+                                                                                    211,200
      3,100  TRIMERIS INCORPORATED+                                                                                       24,118

                                                                                                                       6,280,292
                                                                                                                  --------------

242 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.28%
      8,000  CROWN HOLDINGS INCORPORATED+                                                                         $      182,080
     49,700  MATERIAL SCIENCES CORPORATION+                                                                              527,814
      4,800  SUN HYDRAULICS CORPORATION                                                                                  152,640
      2,200  VALMONT INDUSTRIES INCORPORATED                                                                             186,670

                                                                                                                       1,049,204
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 4.36%
    515,120  DEL MONTE FOODS COMPANY                                                                                   5,408,760
     33,450  FLOWERS FOODS INCORPORATED                                                                                  729,210
    125,700  HERCULES INCORPORATED                                                                                     2,642,214
    166,900  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                      4,427,857
    110,100  UNITED NATURAL FOODS INCORPORATED+                                                                        2,996,922

                                                                                                                      16,204,963
                                                                                                                  --------------
FOOD STORES: 1.01%
     23,200  INGLES MARKETS INCORPORATED CLASS A                                                                         664,912
    165,100  WINN-DIXIE STORES INCORPORATED+                                                                           3,090,672

                                                                                                                       3,755,584
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.53%
      4,900  HNI CORPORATION                                                                                             176,400
     61,700  LSI INDUSTRIES INCORPORATED                                                                               1,266,084
     36,800  SEALY CORPORATION                                                                                           516,672

                                                                                                                       1,959,156
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 0.15%
     51,900  RETAIL VENTURES INCORPORATED+                                                                               540,279
                                                                                                                  --------------
HEALTH SERVICES: 2.55%
    152,900  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               365,431
     26,300  AMERICA SERVICE GROUP INCORPORATED+                                                                         298,505
    113,100  BIOSCRIP INCORPORATED+                                                                                      726,102
     75,900  CARDIAC SCIENCE CORPORATION+                                                                                765,072
     64,230  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    1,122,098
     92,000  FIVE STAR QUALITY CARE INCORPORATED+                                                                        756,240
     37,030  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       711,346
     16,940  HEALTHSOUTH REHABILITATION CORPORATION+                                                                     296,619
  1,218,500  HOOPER HOLMES INCORPORATED+                                                                               2,875,660
     12,000  MATRIA HEALTHCARE INCORPORATED+                                                                             313,920
     72,100  NAUTILUS GROUP INCORPORATED                                                                                 574,637
     38,400  REHABCARE GROUP INCORPORATED+                                                                               675,456

                                                                                                                       9,481,086
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.05%
     31,700  AGREE REALTY CORPORATION                                                                                    993,478
    145,670  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,320,523
    180,800  ANTHRACITE CAPITAL INCORPORATED                                                                           1,645,280
    186,400  ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,004,696
     34,300  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         1,547,959
     46,300  CARE INVESTMENT TRUST INCORPORATED+                                                                         555,600
     68,300  FELDMAN MALL PROPERTIES INCORPORATED                                                                        516,348
      7,500  GLIMCHER REALTY TRUST                                                                                       176,250
    171,160  HILLTOP HOLDINGS INCORPORATED+                                                                            2,009,418
     93,600  JER INVESTORS TRUST INCORPORATED                                                                          1,165,320
     84,700  LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                      141,449

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 243


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     74,800  MEDICAL PROPERTIES TRUST INCORPORATED                                                                $      996,336
    164,885  ORIGEN FINANCIAL INCORPORATED                                                                               997,554
     15,500  RAIT INVESTMENT TRUST                                                                                       127,565
     60,480  UMH PROPERTIES INCORPORATED                                                                                 841,882

                                                                                                                      15,039,658
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.27%
    158,800  BELL MICROPRODUCTS INCORPORATED+                                                                            987,736
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.32%
     50,410  EMPIRE RESORTS INCORPORATED+                                                                                249,025
     17,200  MTR GAMING GROUP INCORPORATED+                                                                              163,916
     86,640  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      782,359

                                                                                                                       1,195,300
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
     38,900  BLOUNT INTERNATIONAL INCORPORATED+                                                                          441,904
      9,300  BRIGGS & STRATTON CORPORATION                                                                               234,174
     38,360  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                328,362
     42,300  COLUMBUS MCKINNON CORPORATION+                                                                            1,052,847
    107,700  CRAY INCORPORATED+                                                                                          775,440
     79,800  DOT HILL SYSTEMS CORPORATION+                                                                               241,794
    402,100  ENTEGRIS INCORPORATED+                                                                                    3,490,228
     71,100  FLANDER CORPORATION+                                                                                        324,927
      9,900  GARDNER DENVER INCORPORATED+                                                                                386,100
    596,900  INFOCUS CORPORATION+                                                                                      1,014,730
     94,590  INTERMEC INCORPORATED+                                                                                    2,470,691
      9,200  INTEVAC INCORPORATED+                                                                                       139,840
     96,100  NN INCORPORATED                                                                                             942,741
        200  PLANAR SYSTEMS INCORPORATED+                                                                                  1,342
     92,300  QUALSTAR CORPORATION+                                                                                       353,509
     25,000  RACKABLE SYSTEMS INCORPORATED+                                                                              324,250
     22,900  RIMAGE CORPORATION+                                                                                         513,876
     45,400  ROBBINS & MYERS INCORPORATED                                                                              2,600,966
     57,300  SIMPLETECH INCORPORATED+                                                                                    437,199
     14,500  SPARTECH CORPORATION                                                                                        247,370
        400  TENNANT COMPANY                                                                                              19,480
     14,600  TIMKEN COMPANY                                                                                              542,390
    243,000  ULTRATECH INCORPORATED+                                                                                   3,367,980
     92,590  VOYAGER LEARNING COMPANY+                                                                                   762,016

                                                                                                                      21,014,156
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
    325,300  CRAWFORD & COMPANY CLASS A                                                                                1,795,656
     31,000  ONEBEACON INSURANCE GROUP LIMITED                                                                           668,050

                                                                                                                       2,463,706
                                                                                                                  --------------
INSURANCE CARRIERS: 5.02%
     41,300  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 474,537
     97,200  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           1,035,180
     44,000  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    872,080
     70,550  AMERISAFE INCORPORATED+                                                                                   1,166,897
     29,026  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                1,262,921
     14,950  CASTLEPOINT HOLDINGS LIMITED                                                                                171,925
     89,600  CRM HOLDINGS LIMITED+                                                                                       564,480

244 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
      3,500  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                          $      141,470
     78,500  DONEGAL GROUP INCORPORATED CLASS A                                                                        1,270,130
     29,100  EMC INSURANCE GROUP INCORPORATED                                                                            756,309
     88,800  FREMONT GENERAL CORPORATION+                                                                                346,320
     15,300  HARLEYSVILLE GROUP INCORPORATED                                                                             489,294
    178,470  KMG AMERICA CORPORATION+                                                                                  1,056,542
    103,600  MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                   933,436
      9,830  MERCURY GENERAL CORPORATION                                                                                 530,132
     71,925  NORTH POINTE HOLDINGS CORPORATION+                                                                          781,825
      9,525  NYMAGIC INCORPORATED                                                                                        264,890
     67,000  PMA CAPITAL CORPORATION CLASS A+                                                                            636,500
      4,295  PRA INTERNATIONAL+                                                                                          126,273
     64,700  PROCENTURY CORPORATION                                                                                      946,561
     76,200  SCOTTISH RE GROUP LIMITED+                                                                                  243,078
     45,900  SEABRIGHT INSURANCE HOLDINGS+                                                                               783,513
     98,900  SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                              692,300
     14,400  STANCORP FINANCIAL GROUP INCORPORATED                                                                       712,944
     24,500  STATE AUTO FINANCIAL CORPORATION                                                                            716,625
     14,500  TRIAD GUARANTY INCORPORATED+                                                                                275,065
      2,700  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    1,403,325

                                                                                                                      18,654,552
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.38%
     47,704  GEO GROUP INCORPORATED+                                                                                   1,412,515
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 0.28%
     81,795  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         364,806
     28,500  SHOE CARNIVAL INCORPORATED+                                                                                 449,730
      7,400  WEYCO GROUP INCORPORATED                                                                                    232,434

                                                                                                                       1,046,970
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.40%
     19,900  LOUISIANA-PACIFIC CORPORATION                                                                               337,703
     19,863  NOBILITY HOMES INC                                                                                          377,397
     25,640  SKYLINE CORPORATION                                                                                         771,251

                                                                                                                       1,486,351
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.03%
    194,764  ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                                   1,316,605
     48,300  CANTEL INDUSTRIES+                                                                                          753,963
     20,011  COHERENT INCORPORATED+                                                                                      641,953
    142,265  CREDENCE SYSTEMS CORPORATION+                                                                               439,599
     44,982  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                        132,697
      9,800  DRS TECHNOLOGIES INCORPORATED                                                                               540,176
     53,100  EDAP TMS SA ADR+                                                                                            304,794
     93,400  HEALTHTRONICS INCORPORATED+                                                                                 476,340
     31,584  HERLEY INDUSTRIES INCORPORATED+                                                                             472,497
     32,600  KENSEY NASH CORPORATION+                                                                                    851,186
     93,800  NEWPORT CORPORATION+                                                                                      1,428,574
    224,600  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                     125,776
     46,300  ORTHOLOGIC CORPORATION+                                                                                      65,283
    126,200  PERKINELMER INCORPORATED                                                                                  3,686,302
     65,642  VITAL SIGNS INCORPORATED                                                                                  3,422,574
     22,800  X-RITE INCORPORATED+                                                                                        329,232

                                                                                                                      14,987,551
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 245


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
METAL MINING: 3.55%
    340,660  APEX SILVER MINES LIMITED+                                                                           $    6,625,837
        200  GOLD FIELDS LIMITED ADR                                                                                       3,618
     29,110  GOLDCORP INCORPORATED                                                                                       889,602
     17,730  MERIDIAN GOLD INCORPORATED+                                                                                 586,863
      5,200  MINEFINDERS CORPORATION LIMITED+                                                                             55,484
     72,360  NOVAGOLD RESOURCES INCORPORATED+                                                                          1,194,664
    115,590  RANDGOLD RESOURCES LIMITED ADR+                                                                           3,842,212

                                                                                                                      13,198,280
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.09%
    211,880  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           317,820
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.38%
     40,195  ACCO BRANDS CORPORATION+                                                                                    901,976
     13,500  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                    547,965
    258,700  LEAPFROG ENTERPRISES INCORPORATED+                                                                        2,134,275
     21,200  LYDALL INCORPORATED+                                                                                        196,736
     10,700  RC2 CORPORATION+                                                                                            296,283
     37,700  RUSS BERRIE & COMPANY INCORPORATED                                                                          633,360
     20,900  STANDEX INTERNATIONAL CORPORATION                                                                           432,212

                                                                                                                       5,142,807
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.58%
     54,100  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                        852,616
     69,400  FINLAY ENTERPRISES INCORPORATED+                                                                            284,540
     45,300  PC MALL INCORPORATED+                                                                                       707,133
     75,345  SHARPER IMAGE CORPORATION+                                                                                  311,175

                                                                                                                       2,155,464
                                                                                                                  --------------
MISCELLANEOUS SERVICES: 0.06%
     15,200  BANKFINANCIAL CORPORATION                                                                                   240,464
                                                                                                                  --------------
MOTION PICTURES: 0.06%
     80,500  WPT ENTERPRISES INCORPORATED+                                                                               231,840
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.52%
    134,300  MCG CAPITAL CORPORATION                                                                                   1,932,577
                                                                                                                  --------------
OIL & GAS EXTRACTION: 6.04%
      5,600  ATWOOD OCEANICS INCORPORATED+                                                                               428,736
     53,600  BRIGHAM EXPLORATION COMPANY+                                                                                317,848
     26,700  COMSTOCK RESOURCES INCORPORATED+                                                                            823,428
     19,045  FOREST OIL CORPORATION+                                                                                     819,697
    139,380  GLOBAL INDUSTRIES LIMITED+                                                                                3,590,429
     47,380  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                2,011,755
     39,775  HELMERICH & PAYNE INCORPORATED                                                                            1,305,813
     75,675  KEY ENERGY SERVICES INCORPORATED+                                                                         1,286,475
     69,470  MCMORAN EXPLORATION COMPANY+                                                                                934,372
    305,705  NEWPARK RESOURCES INCORPORATED+                                                                           1,638,579
     18,275  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   1,385,245
     10,545  PRIDE INTERNATIONAL INCORPORATED+                                                                           385,420
     55,745  RANGE RESOURCES CORPORATION                                                                               2,266,592
     18,600  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      659,184
    205,400  SYNTROLEUM CORPORATION+                                                                                     386,152
     56,420  TRILOGY ENERGY TRUST                                                                                        465,132
      5,800  UNIT CORPORATION+                                                                                           280,720

246 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
     35,200  WARREN RESOURCES INCORPORATED+                                                                       $      441,408
     88,535  WILLBROS GROUP INCORPORATED+                                                                              3,010,190

                                                                                                                      22,437,175
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.83%
    106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        1,612,410
    112,255  CHESAPEAKE CORPORATION+                                                                                     949,677
     39,800  STANDARD REGISTER COMPANY                                                                                   505,858

                                                                                                                       3,067,945
                                                                                                                  --------------
PERSONAL SERVICES: 0.17%
     20,300  REGIS CORPORATION                                                                                           647,773
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.58%
     33,030  INTEROIL CORPORATION+                                                                                     1,043,748
     32,100  WD-40 COMPANY                                                                                             1,095,894

                                                                                                                       2,139,642
                                                                                                                  --------------
PIPELINES: 0.11%
      8,700  ENBRIDGE ENERGY PARTNERS LP                                                                                 424,821
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.40%
     32,300  NORTHWEST PIPE COMPANY+                                                                                   1,221,586
      5,250  NOVAMERICAN STEEL INCORPORATED+                                                                             265,755

                                                                                                                       1,487,341
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.41%
     28,400  AMERICAN GREETINGS CORPORATION CLASS A                                                                      749,760
     45,100  ENNIS INCORPORATED                                                                                          994,004
     76,935  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 729,344
     15,965  MCCLATCHY COMPANY CLASS A                                                                                   318,981
    458,200  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                 4,921,068
     82,400  PRESSTEK INCORPORATED+                                                                                      516,648
     12,960  R.H. DONNELLEY CORPORATION                                                                                  726,019

                                                                                                                       8,955,824
                                                                                                                  --------------
REAL ESTATE: 0.23%
     32,400  MERUELO MADDUX PROPERTIES INCORPORATED+                                                                     191,484
     18,400  PHH CORPORATION+                                                                                            483,552
     15,300  THOMAS PROPERTIES GROUP INCORPORATED                                                                        183,600

                                                                                                                         858,636
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.30%
     56,200  LEXINGTON CORPORATE PROPERTIES TRUST                                                                      1,124,562
                                                                                                                  --------------
RETAIL, TRADE & SERVICES: 0.11%
     92,000  TRANSPORT WORLD MUSIC CORPORATION+                                                                          421,360
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
    259,610  INTERTAPE POLYMER GROUP INCORPORATED                                                                        882,674
      5,321  JARDEN CORPORATION+                                                                                         164,632
     23,200  TUPPERWARE CORPORATION                                                                                      730,568

                                                                                                                       1,777,874
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 247


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.04%
      9,640  MARKETAXESS HOLDINGS INCORPORATED+                                                                   $      144,600
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.58%
     75,685  GENTEX CORPORATION                                                                                        1,622,686
     80,960  US CONCRETE INCORPORATED+                                                                                   533,526

                                                                                                                       2,156,212
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.55%
     66,625  AIRTRAN HOLDINGS INCORPORATED+                                                                              655,590
     48,285  JETBLUE AIRWAYS CORPORATION+                                                                                445,188
      6,435  PHI INCORPORATED+                                                                                           186,937
     24,625  PHI INCORPORATED (NON-VOTING)+                                                                              742,198

                                                                                                                       2,029,913
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.97%
     40,600  AFTERMARKET TECHNOLOGY CORPORATION+                                                                       1,288,644
     25,600  ARCTIC CAT INCORPORATED                                                                                     418,816
    262,397  EXIDE TECHNOLOGIES+                                                                                       1,705,581
    179,200  FEDERAL SIGNAL CORPORATION                                                                                2,752,512
    214,245  FLEETWOOD ENTERPRISES INCORPORATED+                                                                       1,831,795
     26,500  MONACO COACH CORPORATION                                                                                    371,795
     53,300  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 2,075,502
     16,000  WABTEC CORPORATION                                                                                          599,360

                                                                                                                      11,044,005
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.53%
     47,200  DYNAMEX INCORPORATED+                                                                                     1,209,264
      8,600  GATX CORPORATION                                                                                            367,650
     21,500  PACER INTERNATIONAL INCORPORATED                                                                            409,575

                                                                                                                       1,986,489
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.86%
      5,500  BLUEFLY INCORPORATED+                                                                                         5,005
     45,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                               871,650
     37,400  SCHOOL SPECIALTY INCORPORATED+                                                                            1,295,162
    101,700  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    357,984
     12,100  UNITED STATIONERS INCORPORATED+                                                                             671,792

                                                                                                                       3,201,593
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.01%
     23,100  INTERLINE BRANDS INCORPORATED+                                                                              531,069
     47,200  KAMAN CORPORATION CLASS A                                                                                 1,631,232
     37,800  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                              1,805,328
     61,300  LENOX GROUP INCORPORATED+                                                                                   294,240
     10,400  LKQ CORPORATION+                                                                                            362,024
     91,000  MICROTECK MEDICAL HOLDING INCORPORATED+                                                                     562,380
    109,900  NAVARRE CORPORATION+                                                                                        413,224
      8,500  OWENS & MINOR INCORPORATED                                                                                  323,765
     38,065  PATRICK INDUSTRIES INCORPORATED+                                                                            449,928
     81,700  POMEROY IT SOLUTIONS INCORPORATED+                                                                          657,685
     30,400  WILLIS LEASE FINANCE CORPORATION+                                                                           451,134

                                                                                                                       7,482,009
                                                                                                                  --------------

248 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
WIRELESS COMMUNICATIONS: 0.24%
     50,270  AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                 $      886,260
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $349,090,490)                                                                              349,091,066
                                                                                                                  --------------
RIGHTS: 0.00%
     97,803  LEVITT RIGHTS+(A)                                                                                             6,846

TOTAL RIGHTS (COST $0)                                                                                                     6,846
                                                                                                                  --------------

WARRANTS: 0.18%
    176,155  HILL INTERNATIONAL INCORPORATED+                                                                            644,727

TOTAL WARRANTS (COST $366,321)                                                                                           644,727
                                                                                                                  --------------
PREFERRED STOCKS: 0.08%
     16,500  ANWORTH MORTGAGE PREFERRED                                                                                  284,625

TOTAL PREFERRED STOCKS (COST $394,306)                                                                                   284,625
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 5.71%
 21,239,339  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             21,239,339
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,239,339)                                                                       21,239,339
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $371,090,456)*                                         99.87%                                               $  371,266,603

OTHER ASSETS AND LIABILITIES, NET                             0.13                                                       493,960
                                                           -------                                                --------------

TOTAL NET ASSETS                                            100.00%                                               $  371,760,563
                                                           -------                                                --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $21,239,339.

* Cost for federal income tax purposes is $373,222,953 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                        $ 43,753,543
      Gross unrealized depreciation                         (45,709,893)
                                                           ------------
      Net unrealized appreciation (depreciation)           $ (1,956,350)

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

250 Wells Fargo Advantage Master Portfolios

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                                C&B Large       Disciplined
                                                                                                Cap Value          Growth
                                                                                                Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................................   $ 1,200,930,378   $ 180,993,055
      Collateral for securities loaned (Note 2) ..........................................       208,651,086      29,817,569
      Investments in affiliates ..........................................................        36,159,944       2,651,805
                                                                                             -------------------------------
   Total investments at market value (see cost below) ....................................     1,445,741,408     213,462,429
                                                                                             -------------------------------
   Foreign currency, at value ............................................................                 0               0
   Receivable for investments sold .......................................................         2,542,145               0
   Receivables for dividends and interest ................................................         2,351,653         102,416
                                                                                             -------------------------------
Total assets .............................................................................     1,450,635,206     213,564,845
                                                                                             -------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............................                 0               0
   Foreign taxes payable .................................................................               390               0
   Payable for investments purchased .....................................................                 0               0
   Payable to investment advisor and affiliates (Note 3) .................................           678,323         111,507
   Payable for securities loaned (Note 2) ................................................       208,651,086      29,817,569
   Accrued expenses and other liabilities ................................................            15,799          34,201
                                                                                             -------------------------------
Total liabilities ........................................................................       209,345,598      29,963,277
                                                                                             -------------------------------
TOTAL NET ASSETS .........................................................................   $ 1,241,289,608   $ 183,601,568
                                                                                             ===============================

Investments at cost ......................................................................   $ 1,335,381,889   $ 172,852,994
                                                                                             -------------------------------
Foreign currencies at cost ...............................................................   $             0   $           0
                                                                                             -------------------------------
Securities on loan, at market value (Note 2) .............................................   $   200,420,535   $  28,940,339
                                                                                             -------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                    Wells Fargo Advantage Master Portfolios  251


                                                                                  Emerging        Equity          Equity
                                                                                   Growth         Income           Value
                                                                                  Portfolio      Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .......................................   $  86,333,960   $ 658,495,640   $ 621,452,040
      Collateral for securities loaned (Note 2) ............................      40,793,613      91,983,301     137,142,660
      Investments in affiliates ............................................         812,341       6,287,603      26,422,556
                                                                               ---------------------------------------------
   Total investments at market value (see cost below) ......................     127,939,914     756,766,544     785,017,256
                                                                               ---------------------------------------------
   Foreign currency, at value ..............................................               0               0               0
   Receivable for investments sold .........................................         149,898               0         930,367
   Receivables for dividends and interest ..................................           4,615         783,442         590,473
                                                                               ---------------------------------------------
Total assets ...............................................................     128,094,427     757,549,986     786,538,096
                                                                               ---------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .................               0               0               0
   Foreign taxes payable ...................................................               0               0               0
   Payable for investments purchased .......................................         689,434               0       9,455,292
   Payable to investment advisor and affiliates (Note 3) ...................          64,454         277,278         343,459
   Payable for securities loaned (Note 2) ..................................      40,793,613      91,983,301     137,142,660
   Accrued expenses and other liabilities ..................................          27,046          55,124          34,074
                                                                               ---------------------------------------------
Total liabilities ..........................................................      41,574,547      92,315,703     146,975,485
                                                                               ---------------------------------------------
TOTAL NET ASSETS ...........................................................   $  86,519,880   $ 665,234,283   $ 639,562,611
                                                                               =============================================

Investments at cost ........................................................   $ 113,777,653   $ 569,982,401   $ 704,525,406
                                                                               ---------------------------------------------
Foreign currencies at cost .................................................   $           0   $           0   $           0
                                                                               ---------------------------------------------
Securities on loan, at market value (Note 2) ...............................   $  39,157,820   $  89,136,571   $ 133,581,809
                                                                               ---------------------------------------------

                                                                                               International   International
                                                                                  Index            Core            Growth
                                                                                Portfolio        Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $ 2,772,659,199   $ 156,870,245   $ 291,083,714
      Collateral for securities loaned (Note 2) ..........................       441,435,751       2,707,818       4,920,486
      Investments in affiliates ..........................................        38,298,959       3,149,250      12,472,569
                                                                             -----------------------------------------------
   Total investments at market value (see cost below) ....................     3,252,393,909     162,727,313     308,476,769
                                                                             -----------------------------------------------
   Foreign currency, at value ............................................                 0               0              98
   Receivable for investments sold .......................................         1,898,956       1,665,256       1,381,452
   Receivables for dividends and interest ................................         3,240,256         404,985         708,348
                                                                             -----------------------------------------------
Total assets .............................................................     3,257,533,121     164,797,554     310,566,667
                                                                             -----------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............            66,625               0               0
   Foreign taxes payable .................................................                 0          11,974               0
   Payable for investments purchased .....................................         1,428,404       2,049,752       4,772,006
   Payable to investment advisor and affiliates (Note 3) .................           201,114         130,531         244,293
   Payable for securities loaned (Note 2) ................................       441,435,751       2,707,818       4,920,486
   Accrued expenses and other liabilities ................................            46,061           2,553           3,557
                                                                             -----------------------------------------------
Total liabilities ........................................................       443,177,955       4,902,628       9,940,342
                                                                             -----------------------------------------------
TOTAL NET ASSETS .........................................................   $ 2,814,355,166   $ 159,894,926   $ 300,626,325
                                                                             ===============================================

Investments at cost ......................................................   $ 2,482,937,531   $ 128,210,182   $ 247,266,307
                                                                             -----------------------------------------------
Foreign currencies at cost ...............................................   $             0   $           0   $         100
                                                                             -----------------------------------------------
Securities on loan, at market value (Note 2) .............................   $   427,958,769   $   2,593,120   $   4,661,073
                                                                             -----------------------------------------------

252 Wells Fargo Advantage Master Portfolios

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                             International   International
                                                                                                 Index           Value
                                                                                               Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................................   $ 157,085,295   $ 426,439,468
      Collateral for securities loaned (Note 2) ..........................................       6,004,813      10,001,020
      Investments in affiliates ..........................................................         787,089       8,040,860
                                                                                             -----------------------------
   Total investments at market value (see cost below) ....................................     163,877,197     444,481,348
                                                                                             -----------------------------
   Foreign currency, at value ............................................................       1,298,871       9,592,239
   Variation margin receivable on futures contracts ......................................         452,945               0
   Receivable for investments sold .......................................................          66,003       3,767,758
   Receivables for dividends and interest ................................................         472,286       1,827,634
   Unrealized appreciation on forward foreign currency contracts .........................           6,955               0
                                                                                             -----------------------------
Total assets .............................................................................     166,174,257     459,668,979
                                                                                             -----------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............................               0               0
   Foreign taxes payable .................................................................               0               0
   Payable for investments purchased .....................................................               0       2,098,500
   Payable to investment advisor and affiliates (Note 3) .................................          55,367         344,103
   Payable for securities loaned (Note 2) ................................................       6,004,813      10,001,020
   Accrued expenses and other liabilities ................................................          77,931          49,868
                                                                                             -----------------------------
Total liabilities ........................................................................       6,138,111      12,493,491
                                                                                             -----------------------------
TOTAL NET ASSETS .........................................................................   $ 160,036,146   $ 447,175,488
                                                                                             =============================

Investments at cost ......................................................................   $ 104,625,594   $ 363,710,979
                                                                                             -----------------------------
Foreign currencies at cost ...............................................................   $   1,264,112   $   9,455,422
                                                                                             -----------------------------
Securities on loan, at market value (Note 2) .............................................   $   5,745,397   $   9,556,411
                                                                                             -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 253


                                                                                Large Cap     Large Company      Small Cap
                                                                              Appreciation        Growth           Index
                                                                                Portfolio       Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $ 176,821,978   $ 2,732,681,363   $ 409,911,100
      Collateral for securities loaned (Note 2) ..........................      21,813,627       409,483,754     157,367,652
      Investments in affiliates ..........................................       3,314,114        27,238,094       6,758,363
                                                                             -----------------------------------------------
   Total investments at market value (see cost below) ....................     201,949,719     3,169,403,211     574,037,115
                                                                             -----------------------------------------------
   Foreign currency, at value ............................................               0                 0               0
   Variation margin receivable on futures contracts ......................               0                 0               0
   Receivable for investments sold .......................................       1,063,548         8,241,177               0
   Receivables for dividends and interest ................................         130,445           761,407         345,168
   Unrealized appreciation on forward foreign currency contracts .........               0                 0               0
                                                                             -----------------------------------------------
Total assets .............................................................     203,143,712     3,178,405,795     574,382,283
                                                                             -----------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...............               0                 0          44,400
   Foreign taxes payable .................................................             423                 0               0
   Payable for investments purchased .....................................       2,146,276         8,315,521       1,518,438
   Payable to investment advisor and affiliates (Note 3) .................          89,009         1,432,350          48,418
   Payable for securities loaned (Note 2) ................................      21,813,627       409,483,754     157,367,652
   Accrued expenses and other liabilities ................................          65,421            73,029          30,547
                                                                             -----------------------------------------------
Total liabilities ........................................................      24,114,756       419,304,654     159,009,455
                                                                             -----------------------------------------------
TOTAL NET ASSETS .........................................................   $ 179,028,956   $ 2,759,101,141   $ 415,372,828
                                                                             ===============================================

Investments at cost ......................................................   $ 172,193,633   $ 2,375,590,524   $ 481,711,092
                                                                             -----------------------------------------------
Foreign currencies at cost ...............................................   $           0   $             0   $           0
                                                                             -----------------------------------------------
Securities on loan, at market value (Note 2) .............................   $  21,155,567   $   399,780,039   $ 150,784,853
                                                                             -----------------------------------------------

                                                                             Small Company   Small Company      Strategic
                                                                                 Growth          Value          Small Cap
                                                                               Portfolio       Portfolio     Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $ 822,061,379   $ 503,104,986     $ 350,027,264
      Collateral for securities loaned (Note 2) ..........................      27,779,084     258,163,013                 0
      Investments in affiliates ..........................................      25,775,427      10,195,890        21,239,339
                                                                             -----------------------------------------------
   Total investments at market value (see cost below) ....................     875,615,890     771,463,889       371,266,603
                                                                             -----------------------------------------------
   Foreign currency, at value ............................................               0               0                 0
   Variation margin receivable on futures contracts ......................               0               0                 0
   Receivable for investments sold .......................................      10,975,010      11,046,728         3,405,679
   Receivables for dividends and interest ................................         253,287         798,862           520,189
   Unrealized appreciation on forward foreign currency contracts .........               0               0                 0
                                                                             -----------------------------------------------
Total assets .............................................................     886,844,187     783,309,479       375,192,471
                                                                             -----------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...............               0               0                 0
   Foreign taxes payable .................................................               0               0                74
   Payable for investments purchased .....................................      24,680,553      11,006,970         3,156,932
   Payable to investment advisor and affiliates (Note 3) .................         596,808         375,994           265,428
   Payable for securities loaned (Note 2) ................................      27,779,084     258,163,013                 0
   Accrued expenses and other liabilities ................................          40,070          32,761             9,474
                                                                             -----------------------------------------------
Total liabilities ........................................................      53,096,515     269,578,738         3,431,908
                                                                             -----------------------------------------------
TOTAL NET ASSETS .........................................................   $ 833,747,672   $ 513,730,741     $ 371,760,563
                                                                             ===============================================

Investments at cost ......................................................   $ 802,067,934   $ 776,208,650     $ 371,090,456
                                                                             -----------------------------------------------
Foreign currencies at cost ...............................................   $           0   $           0     $           0
                                                                             -----------------------------------------------
Securities on loan, at market value (Note 2) .............................   $  26,518,534   $ 247,136,266     $           0
                                                                             -----------------------------------------------

254 Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                               C&B Large      Disciplined
                                                                                               Cap Value        Growth
                                                                                               Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...........................................................................   $  20,004,063   $  1,460,303
   Interest ..............................................................................             722              0
   Income from affiliated securities .....................................................       3,286,576        185,766
   Securities lending income, net ........................................................         165,806         15,859
                                                                                             -----------------------------
Total investment income ..................................................................      23,457,167      1,661,928
                                                                                             -----------------------------
EXPENSES
   Advisory fees .........................................................................       7,771,230      1,406,173
   Custody fees ..........................................................................         216,603         37,498
   Accounting fees .......................................................................               0              0
   Professional fees .....................................................................          26,529         19,685
   Shareholder reports ...................................................................           9,443          1,982
   Trustees' fees ........................................................................           8,955          8,955
   Other fees and expenses ...............................................................           9,817          3,714
                                                                                             -----------------------------
Total expenses ...........................................................................       8,042,577      1,478,007
                                                                                             -----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................        (650,340)        (1,310)
   Net expenses ..........................................................................       7,392,237      1,476,697
                                                                                             -----------------------------
Net investment income (loss) .............................................................      16,064,930        185,231
                                                                                             -----------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......................      56,127,455     20,448,384
   Futures transactions ..................................................................               0              0
                                                                                             -----------------------------
Net realized gain and loss from investments ..............................................      56,127,455     20,448,384
                                                                                             -----------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......................      43,387,252     15,231,365
   Futures transactions ..................................................................               0              0
                                                                                             -----------------------------
Net change in unrealized appreciation (depreciation) of investments ......................      43,387,252     15,231,365
                                                                                             -----------------------------
Net realized and unrealized gain (loss) on investments ...................................      99,514,707     35,679,749
                                                                                             -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $ 115,579,637   $ 35,864,980
                                                                                             =============================

1 Net of foreign withholding taxes of ....................................................   $     153,301   $          0

2 For the period ended September 30, 2007.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 255


                                                                                  Emerging        Equity          Equity
                                                                                   Growth         Income           Value
                                                                                 Portfolio 2     Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $     20,051   $  20,452,986   $  10,826,295
   Interest .................................................................              0           5,112             891
   Income from affiliated securities ........................................         83,917         336,182         570,569
   Securities lending income, net ...........................................         60,229          89,411          82,058
                                                                                --------------------------------------------
Total investment income .....................................................        164,197      20,883,691      11,479,813
                                                                                --------------------------------------------
EXPENSES
   Advisory fees ............................................................        320,708       6,138,480       4,299,610
   Custody fees .............................................................          7,127         168,281         115,726
   Accounting fees ..........................................................              0               0               0
   Professional fees ........................................................         13,303          32,950          25,770
   Shareholder reports ......................................................         10,000           8,702           5,314
   Trustees' fees ...........................................................          8,955           8,955           8,955
   Other fees and expenses ..................................................          1,724          13,582           4,570
                                                                                --------------------------------------------
Total expenses ..............................................................        361,817       6,370,950       4,459,945
                                                                                --------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................         (5,767)     (1,566,044)       (492,901)
   Net expenses .............................................................        356,050       4,804,906       3,967,044
                                                                                --------------------------------------------
Net investment income (loss) ................................................      (191,853)      16,078,785       7,512,769
                                                                                --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........        377,651     188,810,247      65,605,985
   Futures transactions .....................................................              0               0               0
                                                                                --------------------------------------------
Net realized gain and loss from investments .................................        377,651     188,810,247      65,605,985
                                                                                --------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........     14,162,261     (73,139,434)     30,705,045
   Futures transactions .....................................................              0               0               0
                                                                                --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .........     14,162,261     (73,139,434)     30,705,045
                                                                                --------------------------------------------
Net realized and unrealized gain (loss) on investments ......................     14,539,912     115,670,813      96,311,030
                                                                                --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $ 14,348,059   $ 131,749,598   $ 103,823,799
                                                                                ============================================

1 Net of foreign withholding taxes of .......................................   $        580   $      21,781   $       6,991

2 For the period ended September 30, 2007.

                                                                                               International   International
                                                                                   Index            Core           Growth
                                                                                 Portfolio       Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .............................................................   $  52,074,957   $   3,638,344    $  5,984,215
   Interest ................................................................          45,385               0               0
   Income from affiliated securities .......................................       1,714,933          89,585         363,788
   Securities lending income, net ..........................................         393,163          79,631         142,668
                                                                               ---------------------------------------------
Total investment income ....................................................      54,228,438       3,807,560       6,490,671
                                                                               ---------------------------------------------
EXPENSES
   Advisory fees ...........................................................       2,315,769       1,533,737       2,903,231
   Custody fees ............................................................         551,055         161,446         303,921
   Accounting fees .........................................................               0          21,552          10,000
   Professional fees .......................................................          46,601          17,586          19,756
   Shareholder reports .....................................................          25,365           1,753           3,055
   Trustees' fees ..........................................................           8,955           8,955           8,955
   Other fees and expenses .................................................          33,863          10,952           1,318
                                                                               ---------------------------------------------
Total expenses .............................................................       2,981,608       1,755,981       3,250,236
                                                                               ---------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................        (272,898)         (4,784)        (91,040)
   Net expenses ............................................................       2,708,710       1,751,197       3,159,196
                                                                               ---------------------------------------------
Net investment income (loss) ...............................................      51,519,728       2,056,363       3,331,475
                                                                               ---------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........     115,265,086      27,306,462      56,226,589
   Futures transactions ....................................................       1,919,641               0               0
                                                                               ---------------------------------------------
Net realized gain and loss from investments ................................     117,184,727      27,306,462      56,226,589
                                                                               ---------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........     244,793,951       5,567,904      15,364,318
   Futures transactions ....................................................         315,228               0               0
                                                                               ---------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ........     245,109,179       5,567,904      15,364,318
                                                                               ---------------------------------------------
Net realized and unrealized gain (loss) on investments .....................     362,293,906      32,874,366      71,590,907
                                                                               ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 413,813,634   $  34,930,729    $ 74,922,382
                                                                               =============================================

1 Net of foreign withholding taxes of ......................................   $           0   $     352,319    $    753,829

2 For the period ended September 30, 2007.

256 Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                            International   International
                                                                                Index           Value
                                                                              Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..........................................................   $   4,106,464   $  12,242,858
   Interest .............................................................          16,750          49,362
   Income from affiliated securities ....................................          51,110         640,808
   Securities lending income, net .......................................          94,709         246,261
                                                                            ------------------------------
Total investment income .................................................       4,269,033      13,179,289
                                                                            ------------------------------

EXPENSES
   Advisory fees ........................................................         565,481       3,570,396
   Custody fees .........................................................         161,566         375,831
   Accounting fees ......................................................           7,185          27,424
   Professional fees ....................................................          32,359          23,175
   Shareholder reports ..................................................           1,754           3,307
   Trustees' fees .......................................................           8,955           8,955
   Other fees and expenses ..............................................          16,340           7,090
                                                                            ------------------------------
Total expenses ..........................................................         793,640       4,016,178
                                                                            ------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................          (5,848)       (133,103)
   Net expenses .........................................................         787,792       3,883,075
                                                                            ------------------------------
Net investment income (loss) ............................................       3,481,241       9,296,214
                                                                            ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......      13,479,135      23,855,136
   Forward foreign currency contracts ...................................          81,083               0
   Futures transactions .................................................         177,409               0
                                                                            ------------------------------
Net realized gain and loss from investments .............................      13,737,627      23,855,136
                                                                            ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......      18,649,579      35,415,227
   Forward foreign currency contracts ...................................          10,944               0
   Futures transactions .................................................          73,554               0
                                                                            ------------------------------
Net change in unrealized appreciation (depreciation) of investments .....      18,734,077      35,415,227
                                                                            ------------------------------
Net realized and unrealized gain (loss) on investments ..................      32,471,704      59,270,363
                                                                            ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $  35,952,945   $  68,566,577
                                                                            ==============================

1 Net of foreign withholding taxes of ...................................   $     393,364   $   1,089,651

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 257


                                                                              Large Cap    Large Company     Small Cap
                                                                            Appreciation       Growth          Index
                                                                              Portfolio      Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..........................................................   $  1,925,904   $  30,624,723   $  4,793,357
   Interest .............................................................              0             302         17,191
   Income from affiliated securities ....................................        195,027       1,709,561        269,341
   Securities lending income, net .......................................         13,028         428,058        448,914
                                                                            --------------------------------------------
Total investment income .................................................      2,133,959      32,762,644      5,528,803
                                                                            --------------------------------------------

EXPENSES
   Advisory fees ........................................................      1,188,351      19,373,639        859,956
   Custody fees .........................................................         33,953         573,346         85,996
   Accounting fees ......................................................              0               0              0
   Professional fees ....................................................         16,737          45,338         28,306
   Shareholder reports ..................................................          1,787          27,679          4,103
   Trustees' fees .......................................................          8,955           8,955          8,955
   Other fees and expenses ..............................................          2,258          44,182          2,587
                                                                            --------------------------------------------
Total expenses ..........................................................      1,252,041      20,073,139        989,903
                                                                            --------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................        (85,190)       (674,485)      (209,419)
   Net expenses .........................................................      1,166,851      19,398,654        780,484
                                                                            --------------------------------------------
Net investment income (loss) ............................................        967,108      13,363,990      4,748,319
                                                                            --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......     14,007,484     260,107,600     52,866,588
   Forward foreign currency contracts ...................................              0               0              0
   Futures transactions .................................................              0               0       (379,397)
                                                                            --------------------------------------------
Net realized gain and loss from investments .............................     14,007,484     260,107,600     52,487,191
                                                                            --------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......     19,094,005     206,232,842        303,949
   Forward foreign currency contracts ...................................              0               0              0
   Futures transactions .................................................              0               0        223,550
                                                                            --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .....     19,094,005     206,232,842        527,499
                                                                            --------------------------------------------
Net realized and unrealized gain (loss) on investments ..................     33,101,489     466,340,442     53,014,690
                                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 34,068,597   $ 479,704,432   $ 57,763,009
                                                                            ============================================

1 Net of foreign withholding taxes of ...................................   $          0   $     371,041   $      1,238

                                                                            Small Company   Small Company      Strategic
                                                                                Growth          Value          Small Cap
                                                                              Portfolio       Portfolio     Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..........................................................   $   2,845,320   $   6,476,577   $     3,900,178
   Interest .............................................................               0               0             1,204
   Income from affiliated securities ....................................       1,005,442         645,615           804,530
   Securities lending income, net .......................................         216,152         320,432                 0
                                                                            ------------------------------------------------
Total investment income .................................................       4,066,914       7,442,624         4,705,912
                                                                            ------------------------------------------------

EXPENSES
   Advisory fees ........................................................       8,083,240       4,614,556         3,474,413
   Custody fees .........................................................         184,328         102,807            77,209
   Accounting fees ......................................................               0               0                 0
   Professional fees ....................................................          30,126          25,943            19,435
   Shareholder reports ..................................................           8,795           4,816             3,714
   Trustees' fees .......................................................           8,955           8,955             8,955
   Other fees and expenses ..............................................          10,421           2,967             7,578
                                                                            ------------------------------------------------
Total expenses ..........................................................       8,325,865       4,760,044         3,591,304
                                                                            ------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................         (13,134)        (33,879)          (41,716)
   Net expenses .........................................................       8,312,731       4,726,165         3,549,588
                                                                            ------------------------------------------------
Net investment income (loss) ............................................      (4,245,817)      2,716,459         1,156,324
                                                                            ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......     119,507,224      60,770,961        28,258,077
   Forward foreign currency contracts ...................................               0               0                 0
   Futures transactions .................................................               0               0                 0
                                                                            ------------------------------------------------
Net realized gain and loss from investments .............................     119,507,224      60,770,961        28,258,077
                                                                            ------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......      33,980,926     (34,673,152)        1,189,101
   Forward foreign currency contracts ...................................               0               0                 0
   Futures transactions .................................................               0               0                 0
                                                                            ------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .....      33,980,926     (34,673,152)        1,189,101
                                                                            ------------------------------------------------
Net realized and unrealized gain (loss) on investments ..................     153,488,150      26,097,809        29,447,178
                                                                            ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 149,242,333   $  28,814,268   $    30,603,502
                                                                            ================================================

1 Net of foreign withholding taxes of ...................................   $       5,059   $           0   $        12,336

258 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                        C&B LARGE CAP VALUE PORTFOLIO
                                                                                   ----------------------------------------
                                                                                        For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      841,546,045   $      774,696,069

OPERATIONS
   Net investment income (loss) ................................................           16,064,930           14,179,146
   Net realized gain (loss) on investments .....................................           56,127,455           36,879,416
   Net change in unrealized appreciation (depreciation) of investments .........           43,387,252           67,028,509
                                                                                   ----------------------------------------
Net increase (decrease) in net assets resulting from operations ................          115,579,637          118,087,071
                                                                                   ----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          483,212,085           56,382,255
   Withdrawals .................................................................         (199,048,159)        (107,619,350)
                                                                                   ----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          284,163,926          (51,237,095)
                                                                                   ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          399,743,563           66,849,976
                                                                                   ========================================
ENDING NET ASSETS ..............................................................   $    1,241,289,608   $      841,546,045
                                                                                   ========================================

--------------------------------------------------------------------------------
1     This Portfolio commenced operations on January 31, 2007.

      The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 259


                                                                   DISCIPLINED GROWTH PORTFOLIO        EMERGING GROWTH PORTFOLIO 1
                                                              --------------------------------------   ---------------------------
                                                                   For the             For the                   For the
                                                                  Year Ended          Year Ended              Period Ended
                                                              September 30, 2007  September 30, 2006       September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................      $ 187,057,301      $  184,902,166            $          0

OPERATIONS
   Net investment income (loss) ...........................            185,231             216,903                (191,853)
   Net realized gain (loss) on investments ................         20,448,384           6,997,204                 377,651
   Net change in unrealized appreciation (depreciation) of
      investments .........................................         15,231,365          (4,599,455)             14,162,261
                                                              --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations .............................................         35,864,980           2,614,652              14,348,059
                                                              --------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................          4,065,448          10,644,735              88,757,743
   Withdrawals ............................................        (43,386,161)        (11,104,252)            (16,585,922)
                                                              --------------------------------------------------------------------
Net increase (decrease) from transactions in investors'
   beneficial interests ...................................        (39,320,713)           (459,517)             72,171,821
                                                              --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................         (3,455,733)          2,155,135              86,519,880
                                                              ====================================================================
ENDING NET ASSETS .........................................      $ 183,601,568      $  187,057,301            $ 86,519,880
                                                              ====================================================================

                                                                      EQUITY INCOME PORTFOLIO
                                                              ---------------------------------------
                                                                   For the              For the
                                                                  Year Ended          Year Ended
                                                              September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................     $1,015,722,285      $1,273,196,285

OPERATIONS
   Net investment income (loss) ...........................         16,078,785          19,887,451
   Net realized gain (loss) on investments ................        188,810,247         123,786,012
   Net change in unrealized appreciation (depreciation) of
      investments .........................................        (73,139,434)        (31,413,024)
                                                              ---------------------------------------
Net increase (decrease) in net assets resulting from
   operations .............................................        131,749,598         112,260,439
                                                              ---------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................         16,754,808          34,802,222
   Withdrawals ............................................       (498,992,408)       (404,536,661)
                                                              ---------------------------------------
Net increase (decrease) from transactions in investors'
   beneficial interests ...................................       (482,237,600)       (369,734,439)
                                                              ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................       (350,488,002)       (257,474,000)
                                                              =======================================
ENDING NET ASSETS .........................................     $  665,234,283      $1,015,722,285
                                                              =======================================

260 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                            EQUITY VALUE PORTFOLIO
                                                                                   -----------------------------------------
                                                                                         For the               For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      490,515,385    $      438,219,988

OPERATIONS
   Net investment income (loss) ................................................            7,512,769             5,440,295
   Net realized gain (loss) on investments .....................................           65,605,985            27,936,911
   Net change in unrealized appreciation (depreciation) of investments .........           30,705,045            14,109,152
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................          103,823,799            47,486,358
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          125,489,688            63,991,943
   Withdrawals .................................................................          (80,266,261)          (59,182,904)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...           45,223,427             4,809,039
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          149,047,226            52,295,397
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $      639,562,611    $      490,515,385
                                                                                   =========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 261


                                                                                               INDEX PORTFOLIO
                                                                                   -----------------------------------------
                                                                                        For the                For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    2,548,093,616    $    2,151,037,408

OPERATIONS
   Net investment income (loss) ................................................           51,519,728            43,311,188
   Net realized gain (loss) on investments .....................................          117,184,727            73,306,134
   Net change in unrealized appreciation (depreciation) of investments .........          245,109,179           122,263,467
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................          413,813,634           238,880,789
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          226,915,817           501,457,635
   Withdrawals .................................................................         (374,467,901)         (343,282,216)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (147,552,084)          158,175,419
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          266,261,550           397,056,208
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $    2,814,355,166    $    2,548,093,616
                                                                                   =========================================

                                                                                         INTERNATIONAL CORE PORTFOLIO
                                                                                   -----------------------------------------
                                                                                         For the               For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      161,638,942    $      160,473,368

OPERATIONS
   Net investment income (loss) ................................................            2,056,363             3,202,167
   Net realized gain (loss) on investments .....................................           27,306,462            12,330,457
   Net change in unrealized appreciation (depreciation) of investments .........            5,567,904             7,217,415
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................           34,930,729            22,750,039
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................            5,766,735             9,573,177
   Withdrawals .................................................................          (42,441,480)          (31,157,642)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (36,674,745)          (21,584,465)
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           (1,744,016)            1,165,574
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $      159,894,926    $      161,638,942
                                                                                   =========================================

                                                                                        INTERNATIONAL GROWTH PORTFOLIO
                                                                                   -----------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      301,162,819    $      251,828,302

OPERATIONS
   Net investment income (loss) ................................................            3,331,475             2,355,509
   Net realized gain (loss) on investments .....................................           56,226,589            27,546,438
   Net change in unrealized appreciation (depreciation) of investments .........           15,364,318            19,723,089
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................           74,922,382            49,625,036
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           57,271,305            44,376,075
   Withdrawals .................................................................         (132,730,181)          (44,666,594)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (75,458,876)             (290,519)
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................             (536,494)           49,334,517
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $      300,626,325    $      301,162,819
                                                                                   =========================================

262 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                        INTERNATIONAL INDEX PORTFOLIO
                                                                                   ---------------------------------------
                                                                                        For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      161,960,014   $      161,372,219

OPERATIONS
   Net investment income (loss) ................................................            3,481,241            4,192,841
   Net realized gain (loss) on investments .....................................           13,737,627            9,015,257
   Net change in unrealized appreciation (depreciation) of investments .........           18,734,077           16,305,976
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           35,952,945           29,514,074
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................            4,852,777            7,996,182
   Withdrawals .................................................................          (42,729,590)         (36,922,461)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (37,876,813)         (28,926,279)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           (1,923,868)             587,795
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      160,036,146   $      161,960,014
                                                                                   =======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 263


                                                                                        INTERNATIONAL VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                        For the               For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      303,207,650   $      162,175,581

OPERATIONS
   Net investment income (loss) ................................................            9,296,214            4,152,778
   Net realized gain (loss) on investments .....................................           23,855,136           20,144,518
   Net change in unrealized appreciation (depreciation) of investments .........           35,415,227            7,633,526
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           68,566,577           31,930,822
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          121,299,047          146,254,390
   Withdrawals .................................................................          (45,897,786)         (37,153,143)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...           75,401,261          109,101,247
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          143,967,838          141,032,069
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      447,175,488   $      303,207,650
                                                                                   =======================================
                                                                                       LARGE CAP APPRECIATION PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      170,740,349   $      132,789,757
OPERATIONS
   Net investment income (loss) ................................................              967,108              918,625
   Net realized gain (loss) on investments .....................................           14,007,484           15,327,327
   Net change in unrealized appreciation (depreciation) of investments .........           19,094,005          (10,204,382)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           34,068,597            6,041,570
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           16,092,463           46,259,962
   Withdrawals .................................................................          (41,872,453)         (14,350,940)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (25,779,990)          31,909,022
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................            8,288,607           37,950,592
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      179,028,956   $      170,740,349
                                                                                   =======================================

                                                                                       LARGE COMPANY GROWTH PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    3,092,485,051   $    3,563,533,543

OPERATIONS
   Net investment income (loss) ................................................           13,363,990            4,683,732
   Net realized gain (loss) on investments .....................................          260,107,600           69,056,359
   Net change in unrealized appreciation (depreciation) of investments .........          206,232,842          (13,237,773)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................          479,704,432           60,502,318
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           90,833,168          146,833,445
   Withdrawals .................................................................         (903,921,510)        (678,384,255)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (813,088,342)        (531,550,810)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (333,383,910)        (471,048,492)
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $    2,759,101,141   $    3,092,485,051
                                                                                   =======================================

264 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                          SMALL CAP INDEX PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      396,054,239   $      359,172,109

OPERATIONS
   Net investment income (loss) ................................................            4,748,319            3,641,023
   Net realized gain (loss) on investments .....................................           52,487,191           28,835,980
   Net change in unrealized appreciation (depreciation) of investments .........              527,499           (6,775,651)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           57,763,009           25,701,352
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           51,981,926           56,571,421
   Withdrawals .................................................................          (90,426,346)         (45,390,643)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (38,444,420)          11,180,778
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           19,318,589           36,882,130
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      415,372,828   $      396,054,239
                                                                                   =======================================

--------------------------------------------------------------------------------
2     This Portfolio commenced operations on January 31, 2006.

      The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 265

                                                                                        SMALL COMPANY GROWTH PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      927,550,765   $      889,007,735

OPERATIONS
   Net investment income (loss) ................................................           (4,245,817)          (3,086,201)
   Net realized gain (loss) on investments .....................................          119,507,224          122,082,548
   Net change in unrealized appreciation (depreciation) of investments .........           33,980,926          (55,941,786)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................          149,242,333           63,054,561
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           59,572,668          111,424,354
   Withdrawals .................................................................         (302,618,094)        (135,935,885)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (243,045,426)         (24,511,531)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          (93,803,093)          38,543,030
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      833,747,672   $      927,550,765
                                                                                   =======================================
                                                                                         SMALL COMPANY VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      456,421,037   $       620,229,304

OPERATIONS
   Net investment income (loss) ................................................            2,716,459            3,682,087
   Net realized gain (loss) on investments .....................................           60,770,961           89,362,303
   Net change in unrealized appreciation (depreciation) of investments .........          (34,673,152)         (44,240,821)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           28,814,268           48,803,569
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          106,270,058          193,013,661
   Withdrawals .................................................................          (77,774,622)        (405,625,497)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...           28,495,436         (212,611,836)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           57,309,704         (163,808,267)
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      513,730,741   $      456,421,037
                                                                                   =======================================

                                                                                    STRATEGIC SMALL CAP VALUE PORTFOLIO 2
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended          Period Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      359,375,258   $                0

OPERATIONS
   Net investment income (loss) ................................................            1,156,324            1,364,265
   Net realized gain (loss) on investments .....................................           28,258,077            3,250,792
   Net change in unrealized appreciation (depreciation) of investments .........            1,189,101           (1,012,915)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           30,603,502            3,602,142
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           56,302,978          380,740,890
   Withdrawals .................................................................          (74,521,175)         (24,967,774)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (18,218,197)         355,773,116
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           12,385,305          359,375,258
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      371,760,563   $      359,375,258
                                                                                   =======================================

266 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                    Ratio to Average Net Assets (Annualized) 1
                                                 -----------------------------------------------              Portfolio
                                                 Net Investment    Gross     Expenses     Net        Total    Turnover
                                                  Income (Loss)   Expenses    Waived    Expenses   Return 2     Rate
-----------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.48%         0.74%    (0.06)%      0.68%     11.88%        24%
October 1, 2005 to September 30, 2006 ........        1.77%         0.76%    (0.10)%      0.66%     15.30%        29%
December 6, 2004 3 to September 30, 2005 .....        0.98%         0.77%    (0.06)%      0.71%      1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.10%         0.79%     0.00% 4     0.79%     21.22%        68%
October 1, 2005 to September 30, 2006 ........        0.12%         0.79%    (0.01)%      0.78%      1.41%        90%
October 1, 2004 to September 30, 2005 ........        0.44%         0.79%    (0.01)%      0.78%     11.76%        45%
October 1, 2003 to September 30, 2004 ........        0.28%         0.80%    (0.26)%      0.54%      9.88%        87%
October 1, 2002 to September 30, 2003 ........        0.28%         0.88%    (0.15)%      0.73%     25.65%       117%
October 1, 2001 to September 30, 2002 ........        0.27%         0.91%    (0.18)%      0.73%    (12.57)%      156%

EMERGING GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
January 31, 2007 3 to September 30, 2007 .....       (0.54)%        1.01%    (0.02)%      0.99%     24.40%       125%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.91%         0.76%    (0.19)%      0.57%     15.91%        16%
October 1, 2005 to September 30, 2006 ........        1.84%         0.75%    (0.05)%      0.70%     11.21%         7%
October 1, 2004 to September 30, 2005 ........        2.04%         0.73%    (0.13)%      0.60%     13.30%        20%
October 1, 2003 to September 30, 2004 ........        1.86%         0.77%    (0.21)%      0.56%     17.04%        11%
October 1, 2002 to September 30, 2003 ........        2.01%         0.78%    (0.11)%      0.67%     20.66%         9%
October 1, 2001 to September 30, 2002 ........        1.61%         0.78%    (0.10)%      0.68%    (19.49)%       12%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.29%         0.77%    (0.08)%      0.69%     20.21%       108%
October 1, 2005 to September 30, 2006 ........        1.18%         0.78%    (0.01)%      0.77%     10.73%       107%
October 1, 2004 to September 30, 2005 ........        1.22%         0.78%    (0.02)%      0.76%     21.61%       145%
October 1, 2003 to September 30, 2004 ........        1.25%         0.80%    (0.18)%      0.62%     17.82%       122%
August 29, 2003 3 to September 30, 2003 ......        0.64%         0.86%    (0.32)%      0.54%     (1.80)%        3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.86%         0.11%    (0.01)%      0.10%     16.35%         8%
October 1, 2005 to September 30, 2006 ........        1.86%         0.11%     0.00%       0.11%     10.70%         9%
October 1, 2004 to September 30, 2005 ........        2.08%         0.12%    (0.08)%      0.04%     12.23%         8%
October 1, 2003 to September 30, 2004 ........        1.71%         0.17%    (0.14)%      0.03%     13.87%         2%
October 1, 2002 to September 30, 2003 ........        1.70%         0.18%    (0.05)%      0.13%     24.42%         3%
October 1, 2001 to September 30, 2002 ........        1.40%         0.18%    (0.05)%      0.13%    (20.52)%        4%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.27%         1.09%    (0.01)%      1.08%     23.70%        66%
October 1, 2005 to September 30, 2006 ........        1.99%         1.09%    (0.06)%      1.03%     14.58%        39%
October 1, 2004 to September 30, 2005 ........        1.51%         1.09%    (0.01)%      1.08%     18.69%       108%
October 1, 2003 to September 30, 2004 ........        0.86%         1.11%    (0.15)%      0.96%     13.84%        33%
October 1, 2002 to September 30, 2003 ........        0.81%         1.12%    (0.03)%      1.09%     18.39%        75%
October 1, 2001 to September 30, 2002 ........        0.54%         1.26%    (0.02)%      1.24%    (19.04)%       38%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.09%         1.06%    (0.03)%      1.03%     27.40%        73%
October 1, 2005 to September 30, 2006 ........        0.87%         1.07%    (0.09)%      0.98%     19.95%        62%
October 6, 2004 3 to September 30, 2005 ......        1.02%         1.08%    (0.02)%      1.06%     22.30%        67%

INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        2.15%         0.49%     0.00%       0.49%     24.52%         3%
October 1, 2005 to September 30, 2006 ........        2.59%         0.49%    (0.12)%      0.37%     19.44%         7%
October 6, 2004 3 to September 30, 2005 ......        2.41%         0.49%    (0.03)%      0.46%     21.90%        21%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Amount calculated is less than .005%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Master Portfolios 267


                                                    Ratio to Average Net Assets (Annualized) 1
                                                 -----------------------------------------------              Portfolio
                                                 Net Investment    Gross     Expenses      Net      Total     Turnover
                                                  Income (Loss)   Expenses    Waived    Expenses   Return 2     Rate
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        2.47%         1.07%     (0.04)%     1.03%     21.91%       19%
October 1, 2005 to September 30, 2006 ........        2.34%         1.09%      0.00%      1.09%     19.32%       31%
October 1, 2004 to September 30, 2005 ........        2.21%         1.11%     (0.01)%     1.10%     25.92%       14%
October 31, 2003 3 to September 30, 2004 .....        2.61%         1.02%     (0.18)%     0.84%     20.00%       24%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.57%         0.74%     (0.05)%     0.69%     21.80%      145%
October 1, 2005 to September 30, 2006 ........        0.65%         0.75%     (0.03)%     0.72%      3.34%      155%
October 1, 2004 to September 30, 2005 ........        0.83%         0.74%      0.00%      0.74%     20.02%      133%
October 1, 2003 to September 30, 2004 ........        0.50%         0.76%     (0.14)%     0.62%     10.56%      149%
October 1, 2002 to September 30, 2003 ........        0.29%         0.81%     (0.09)%     0.72%     18.50%      153%
October 1, 2001 to September 30, 2002 ........        0.37%         0.88%     (0.16)%     0.72%    (20.04)%     123%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.46%         0.70%     (0.02)%     0.68%     17.80%       10%
October 1, 2005 to September 30, 2006 ........        0.14%         0.70%     (0.09)%     0.61%      1.41%        6%
October 1, 2004 to September 30, 2005 ........        0.69%         0.69%     (0.01)%     0.68%     11.03%       18%
October 1, 2003 to September 30, 2004 ........       (0.09)%        0.76%     (0.08)%     0.68%      2.96%       14%
October 1, 2002 to September 30, 2003 ........       (0.24)%        0.78%     (0.02)%     0.76%     27.90%       13%
October 1, 2001 to September 30, 2002 ........       (0.34)%        0.78%      0.00%      0.78%    (22.32)%      18%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.10%         0.23%     (0.05)%     0.18%     14.78%       24%
October 1, 2005 to September 30, 2006 ........        0.95%         0.24%     (0.01)%     0.23%      6.89%       20%
October 1, 2004 to September 30, 2005 ........        1.00%         0.23%     (0.05)%     0.18%     21.03%       14%
October 1, 2003 to September 30, 2004 ........        0.93%         0.28%     (0.19)%     0.09%     23.97%       17%
October 1, 2002 to September 30, 2003 ........        0.74%         0.31%     (0.02)%     0.29%     27.79%       11%
October 1, 2001 to September 30, 2002 ........        0.57%         0.33%     (0.01)%     0.32%     (2.60)%      17%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........       (0.46)%        0.90%      0.00%      0.90%     17.74%      138%
October 1, 2005 to September 30, 2006 ........       (0.33)%        0.91%     (0.01)%     0.90%      7.02%      125%
October 1, 2004 to September 30, 2005 ........       (0.45)%        0.91%      0.00%      0.91%     16.51%      142%
October 1, 2003 to September 30, 2004 ........       (0.63)%        0.93%     (0.07)%     0.86%     12.70%      145%
October 1, 2002 to September 30, 2003 ........       (0.35)%        0.94%     (0.02)%     0.92%     37.90%      163%
October 1, 2001 to September 30, 2002 ........       (0.40)%        0.94%      0.00%      0.94%    (19.95)%     169%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.53%         0.93%     (0.01)%     0.92%      6.53%       69%
October 1, 2005 to September 30, 2006 ........        0.64%         0.92%     (0.13)%     0.79%      6.70%      114%
October 1, 2004 to September 30, 2005 ........        0.61%         0.92%     (0.10)%     0.82%     24.77%       70%
October 1, 2003 to September 30, 2004 ........        0.54%         0.93%     (0.13)%     0.80%     23.72%       64%
October 1, 2002 to September 30, 2003 ........        0.70%         0.95%     (0.16)%     0.79%     38.33%       80%
October 1, 2001 to September 30, 2002 ........        0.68%         0.98%     (0.19)%     0.79%     (2.16)%      98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.30%         0.93%     (0.01)%     0.92%      8.65%       64%
January 31, 2006 3 to September 30, 2006 .....        0.75%         0.94%     (0.19)%     0.75%      0.60%       37%

268 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 269


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of September 30, 2007, outstanding forward contracts were as follows:

----------------------------------------------------------------------------------------------------------
                                  Currency                                    Currency     Net Unrealized
                                Amount to be      Type of      Settlement   Amount to be    Appreciation/
            PORTFOLIO             Received        Currency        Date        Delivered    (Depreciation)
----------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO       170,000    British Pound    12/27/07      $ 341,778         $ 5,331
                                    245,000         Euro        12/27/07        346,356           3,566
                                 40,000,000     Japanese Yen    12/27/07        354,039          (1,942)
----------------------------------------------------------------------------------------------------------

270 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2007, the following Funds held open futures contracts:

---------------------------------------------------------------------------------------------------------------
                                                                                    Notional    Net Unrealized
                                                                                    Contract    Appreciation/
PORTFOLIO                         Contracts         Type        Expiration Date      Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                    41 Long        S&P 500         December 2007   $15,209,597      $555,928
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO      14 Long    DJ Eurostoxx 50     December 2007       823,912        33,245
                                    7 Long      FTSE 100 Index    December 2007       914,468         4,632
                                    6 Long          TOPIX         December 2007       793,572        59,210
---------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO          18 Long      Russell 2000      December 2007     7,104,800       214,000
---------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 271


                                                             Advisory                                                  Subadvisory
                                                            Fees (% of                                                 Fees (% of
                                        Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                                Net Assets        Net Assets)         Subadviser            Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO        First $500 million       0.750        Cooke & Bieler LP     First $250 million       0.450
                                      Next $500 million       0.700                               Next $250 million       0.400
                                        Next $2 billion       0.650                               Next $250 million       0.350
                                        Next $2 billion       0.625                               Over $750 million       0.300
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO         First $500 million       0.750           Smith Asset        First $200 million       0.300
                                      Next $500 million       0.700            Management         Next $300 million       0.200
                                        Next $2 billion       0.650             Group LP          Over $500 million       0.150
                                        Next $2 billion       0.625
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO            First $500 million       0.900          Wells Capital       First $100 million       0.550
                                      Next $500 million       0.850            Management         Next $100 million       0.500
                                        Next $2 billion       0.800                               Over $200 million       0.400
                                        Next $2 billion       0.775
                                        Next $5 billion       0.750
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO              First $500 million       0.750          Wells Capital       First $100 million       0.350
                                      Next $500 million       0.700            Management         Next $100 million       0.300
                                        Next $2 billion       0.650                               Next $300 million       0.200
                                        Next $2 billion       0.625                               Over $500 million       0.150
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO               First $500 million       0.750       Systematic Financial   First $150 million       0.300
                                      Next $500 million       0.700          Management LP        Next $200 million       0.200
                                        Next $2 billion       0.650                               Next $400 million       0.150
                                        Next $2 billion       0.625                               Next $250 million       0.130
                                        Over $5 billion       0.600                                 Over $1 billion       0.100
------------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                      First $500 million       0.100          Wells Capital       First $100 million       0.050
                                      Next $500 million       0.100            Management         Next $100 million       0.030
                                        Next $2 billion       0.075                               Over $200 million       0.020
                                        Next $2 billion       0.075
                                        Over $5 billion       0.050
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO         First $500 million       0.950             New Star          First $50 million       0.350
                                      Next $500 million       0.900          Institutional        Next $500 million       0.290
                                        Next $2 billion       0.850             Managers          Over $550 million       0.200
                                        Next $2 billion       0.825             Limited
                                        Over $5 billion       0.800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO       First $500 million       0.950       Artisan Partners LP    First $250 million       0.700
                                      Next $500 million       0.900                               Over $250 million       0.500
                                        Next $2 billion       0.850
                                        Next $2 billion       0.825
                                        Over $5 billion       0.800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO        First $500 million       0.350            SSgA Funds        First $100 million       0.080
                                      Next $500 million       0.350            Management         Over $100 million       0.060
                                        Next $2 billion       0.325
                                        Next $2 billion       0.325
                                        Over $5 billion       0.300
------------------------------------------------------------------------------------------------------------------------------------

272 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


------------------------------------------------------------------------------------------------------------------------------------
                                                             Advisory                                                  Subadvisory
                                                            Fees (% of                                                 Fees (% of
                                        Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                                Net Assets        Net Assets)         Subadviser            Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO        First $500 million       0.950             LSV Asset        First $150 million       0.350
                                      Next $500 million       0.900             Management        Next $350 million       0.400
                                        Next $2 billion       0.850                               Next $250 million       0.350
                                        Next $2 billion       0.825                               Next $250 million       0.325
                                        Over $5 billion       0.800                                 Over $1 billion       0.300
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO     First $500 million       0.700          Cadence Capital     First $250 million       0.300
                                      Next $500 million       0.700           Management LLC      Next $250 million       0.200
                                        Next $2 billion       0.650                               Next $500 million       0.150
                                        Next $2 billion       0.625                                 Over $1 billion       0.100
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO*      First $500 million       0.750         Peregrine Capital     First $25 million       0.550
                                      Next $500 million       0.700             Management         Next $25 million       0.450
                                        Next $2 billion       0.650            Incorporated       Next $100 million       0.400
                                        Next $2 billion       0.625                               Next $125 million       0.350
                                        Over $5 billion       0.600                               Over $275 million       0.225
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO            First $500 million       0.200           Wells Capital      First $100 million       0.050
                                      Next $500 million       0.200             Management        Next $100 million       0.030
                                        Next $2 billion       0.175                               Over $200 million       0.020
                                        Next $2 billion       0.175
                                        Over $5 billion       0.150
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO       First $500 million       0.900         Peregrine Capital     First $50 million       0.900
                                      Next $500 million       0.850             Management        Next $130 million       0.750
                                        Next $2 billion       0.800            Incorporated       Next $160 million       0.650
                                        Next $2 billion       0.775                               Next $345 million       0.500
                                        Over $5 billion       0.750                                Next $50 million       0.520
                                                                                                  Over $735 million       0.550
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO        First $500 million       0.900         Peregrine Capital    First $175 million       0.500
                                      Next $500 million       0.850             Management        Over $175 million       0.750
                                        Next $2 billion       0.800            Incorporated
                                        Next $2 billion       0.775
                                        Over $5 billion       0.750
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO  First $500 million       0.900           Wells Capital      First $200 million       0.450
                                      Next $500 million       0.850             Management        Over $200 million       0.400
                                        Next $2 billion       0.800           Incorporated
                                        Next $2 billion       0.775
                                        Over $5 billion       0.750
------------------------------------------------------------------------------------------------------------------------------------

* Effective June 1, 2007. Prior to June 1, 2007, Subadviser was entitled to be paid a monthly fee at the following rates:

-----------------------------------------------------------------------------------------------
                                                                              Subadvisory Fees
                                                            Average Daily       (% of Average
PORTFOLIO                                 Subadviser          Net Assets      Daily Net Assets)
-----------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO        Peregrine Capital   First $25 million         0.560
                                          Management       Next $25 million         0.450
                                         Incorporated     Next $225 million         0.375
                                                          Over $275 million         0.225
-----------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 273


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
PORTFOLIO                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                           0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                        0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2007, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                    Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                $   538,423,842     $  248,472,107
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                     125,162,584        162,858,856
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                        141,070,788         69,276,739
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                          134,823,185        596,788,078
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                           660,230,558        611,152,471
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                  210,351,705        308,052,606
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                     103,697,368        136,582,600
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                   214,427,755        285,713,174
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                      5,218,974         37,950,967
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                    151,707,886         69,982,482
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                 239,393,722        258,894,691
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                   294,938,749      1,090,084,129
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                        102,324,146        136,201,384
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                 1,245,631,706      1,469,138,438
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                    371,737,564        343,490,466
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO              237,310,261        263,073,259
--------------------------------------------------------------------------------

274 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                     Wells Fargo Advantage Master Portfolios 275


BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2007, and the related statements of operations for the year or period then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2007, the results of their operations for the year or period then ended, and changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                   /s/ KEMP LLP

Philadelphia, Pennsylvania
November 21, 2007

276 Wells Fargo Equity Gateway Funds                           Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987         Education Consultant to the Director of the Institute for   None
65                                                  Executive Education of the Babcock Graduate School of
                                                    Management of Wake Forest University. Prior thereto, the
                                                    Thomas Goho Chair of Finance of Wake Forest University,
                                                    Calloway School of Business and Accountancy, from
                                                    2006-2007 and Associate Professor of Finance from
                                                    1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water        None
65                      (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                        (Lead Trustee since 2001)   Company.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach       None
74                                                  Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management, Wharton         None
54                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research Associate and Board Member, Penn Aging Research
                                                    Center. Research Associate, National Bureau of Economic
                                                    Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996         Senior Counselor to the public relations firm of            None
55                                                  Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                    Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke & Daniels.             None
67
------------------------------------------------------------------------------------------------------------------------------------

Other Information                           Wells Fargo Equity Gateway Funds 277


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,       None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and      None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001 to
                                                    2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds    None
47                      Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                        since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting    None
48                                                  and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                    From 2002 to 2004, Controller for Sungard Transaction
                                                    Networks. Chief Operating Officer for UMB Fund Services,
                                                    Inc. from 2004 to 2005. Director of Fund Administration
                                                    and SEC Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and     None
45                      since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                    Chief Compliance Officer of Wells Fargo Funds Management,
                                                    LLC since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of September 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

278 Wells Fargo Equity Gateway Funds                       List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of WELLS FARGO & COMPANY provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   107234  11-07
                                                               AEGLD/AR111 10-07

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2007, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2006 and September 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended September 30, 2006 and September 30, 2007, the Audit Fees were $408,700 and $408,700, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2006 and September 30, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2006 and September 30, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended September 30, 2006 and September 30, 2007, the Tax Fees were $ 23,940 and $23,040 respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended September 30, 2006 and September 30, 2007, the Tax Fees were $ 62,865 and $50,320 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2006 and September 30, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2006 and September 30, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended September 30, 2006 and September 30, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $0, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended September 30, 2006 and September 30, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 44,000 and $0, respectively. The non-audit fees for the year-ended September 30, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
    CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                         Wells Fargo Master Trust

                                         By:   /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

Date: November 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                         By:      /s/ Karla M. Rabusch


                                                  Karla M. Rabusch
                                                  President

Date: November 19, 2007


                                         By:      /s/ Stephen W. Leonhardt


                                                  Stephen W. Leonhardt
                                                  Treasurer

Date: November 19, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: November 19, 2007

/s/ Karla M. Rabusch
------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: November 19, 2007

/s/ Stephen W. Leonhardt
-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended September 30, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: November 19, 2007         By:      /s/ Karla M. Rabusch


                                         Karla M. Rabusch
                                         President
                                         Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended September 30, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


Date: November 19, 2007                  By:      /s/ Stephen W. Leonhardt


                                         Stephen W. Leonhardt
                                         Treasurer
                                         Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.